As filed with the Securities and Exchange Commission on September 13, 2000
                                                       Registration No. 33-41245
                                                                        811-6337
-------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                        ---------------------------------

                                    Form N-1A
                 REGISTRATION STATEMENT UNDER THE SECURITIES /X/
                   ACT OF 1933 Pre-Effective Amendment No.   / /
                       Post-Effective Amendment No. 18       /X/
                                     and/or
                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940             /X/
                              Amendment No. 23               /X/
                        (Check appropriate box or boxes)

                        ---------------------------------

                              ACCESSOR FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)
                                1420 Fifth Avenue
                                   Suite 3600
                            Seattle, Washington 98101
                                 (206) 224-7420
               (Address,  including zip code,  and telephone
               number,  including area code, of Principal
               Executive Offices)
                        ---------------------------------
                             J. ANTHONY WHATLEY III
                                1420 Fifth Avenue
                                   Suite 3600
                            Seattle, Washington 98101
                     (Name and Address of Agent for Service)

                        ---------------------------------
Copies of all communications, including all communications sent to the agent for service, should be sent to:
                                 PHILIP J. FINA
                           Kirkpatrick & Lockhart LLP
                                75 State Street
                                Boston, MA 02109

                       ---------------------------------

Approximate date of proposed public offering: As soon as practicable after the effective date of the registration statement. It is proposed that this filing will become effective (check appropriate box):

/__/  immediately  upon filing  pursuant to paragraph (b)
/__/ on April 29, 2000 pursuant to paragraph (b)
/__/ 60 days after filing pursuant to paragraph (a)(1)
/__/ on (date)  pursuant to paragraph  (a)(1)
/_X/ 75 days after filing pursuant to paragraph (a)(2)
/__/ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

        /__/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This amendment to the Registrant's Registration Statement relates solely to the following series of the Registrant:

Accessor Income Allocation Fund
Accessor Income and Growth Allocation Fund
Accessor Balanced Allocation Fund
Accessor Growth and Income Allocation Fund
Accessor Growth Allocation Fund
Accessor Aggressive Growth Allocation Fund

[GRAPHIC]                    ADVISOR CLASS SHARES

ACCESSOR(R)FUNDS, INC. Prospectus                              November __, 2000




                         Accessor Income Allocation Fund
                   Accessor Income and Growth Allocation Fund
                        Accessor Balanced Allocation Fund
                   Accessor Growth and Income Allocation Fund
                         Accessor Growth Allocation Fund
                   Accessor Aggressive Growth Allocation Fund



The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

PRELIMINARY PROSPECTUS DATED SEPTEMBER 13, 2000. The information in this prospectus is not complete. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell the securities in any state where the offer or sale is not permitted.

                               THE ACCESSOR FUNDS

[Graphic] A family of 15 mutual funds, each with two classes of shares, offering a variety of fixed income and equity mutual funds. For information about the other Accessor Funds, please request the current Accessor Funds Prospectuses.

[Graphic] Designed to help investors realize the benefits of ASSET ALLOCATION and DIVERSIFICATION.

[Graphic] Managed and administered by Accessor Capital Management LP ("Accessor Capital").

This prospectus describes the six Accessor Allocation Funds of Funds. A fund of funds is a mutual fund that invests its assets in other mutual funds which gives you several advantages, such as:

[Graphic] Asset allocation in response to market conditions and periodic rebalancing.

[Graphic] Immediate diversification across different types of investments.

[Graphic] The benefit of a professional money manager.

[Graphic] For most small investors, a cost advantage over investing in individual stocks.

[Graphic] For some investors, tax advantages over trying to rebalance using individual mutual funds.

================================================================================
DIVERSIFICATION is the spreading of risk among a group of investment assets. Within a portfolio of investments, it means reducing the risk of any individual security by holding securities from a variety of companies. In a broader context, diversification means investing among a variety of security types to reduce the importance of any one type or class of security.

ASSET ALLOCATION is a logical extension of the principle of diversification. It is a method of mixing different types of investments (for example, stocks and bonds) in an effort to enhance returns and reduce risks.

Diversification and asset allocation do not, however, guarantee investment results.
================================================================================

The theory of diversification holds that investors can reduce their overall risk by spreading assets among a variety of investments. Each type of investment follows a cycle of its own and responds differently to changes in the economy and the marketplace. A decline in one investment can be balanced by returns in other investments that are stable or rising. Therefore, a major benefit of the Funds of Funds is the potential for attractive long-term returns with reduced volatility.

If you're a periodic investor, you can face the dilemma of trying to buy the right mix of mutual funds for a relatively small dollar amount each month. By investing in a fund of funds, you get a diversified portfolio, assembled by a professional money manager, that allows you access to more funds than you might be able to afford on your own. Each fund can be used in both taxable and tax-deferred accounts.

Before choosing your investment option, consider your investment goals, your time horizon for achieving them, and your tolerance for risk. The Fund or Funds you select should not represent your complete investment program or be used for short-term trading purposes.

                                TABLE OF CONTENTS

THE FUNDS

FUND SUMMARIES.................................................................1
PERFORMANCE....................................................................3
EXPENSES.......................................................................4
OBJECTIVES AND STRATEGIES......................................................6
DESCRIPTION OF UNDERLYING FUNDS...............................................10
PRINCIPAL RISKS OF INVESTING IN THE FUNDS.....................................12
PRINCIPAL RISKS OF UNDERLYING FUNDS...........................................13
MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE................................16

SHAREHOLDER INFORMATION

PURCHASING FUND SHARES........................................................17
WHERE TO PURCHASE.............................................................17
EXCHANGING FUND SHARES........................................................19
REDEEMING FUNDS SHARES........................................................20
SIGNATURE GUARANTEES..........................................................21
DIVIDENDS AND OTHER DISTRIBUTIONS.............................................21
VALUATION OF SECURITIES.......................................................22
FEDERAL INCOME TAXATION.......................................................22
DEFENSIVE DISTRIBUTION PLAN...................................................23
FINANCIAL HIGHLIGHTS..........................................................23

                                 FUND SUMMARIES
                                 --------------

EACH OF THE ACCESSOR ALLOCATION FUNDS (REFERRED TO IN THIS PROSPECTUS IN THIS PROSPECTUS AS "FUND" OR "FUNDS") IN THIS PROSPECTUS IS A "FUND OF FUNDS" AND SHARE THE SAME INVESTMENT APPROACH. EACH FUND SEEKS TO MAINTAIN A MIX OF ASSET CLASSES WITHIN AN ESTABLISHED RANGE, AND EACH INVESTS IN A COMBINATION OF THE ADVISOR CLASS SHARES OF OTHER ACCESSOR FUNDS (REFERRED TO IN THIS PROSPECTUS AS THE "UNDERLYING FUNDS"), WHICH REPRESENT SPECIFIC MARKET SEGMENTS. The Funds are designed to help investors realize the benefits of asset allocation and diversification. Each Fund pursues a different investment goal by investing in different combinations of the Underlying Funds. You may choose to invest in any of the funds based on your investment goals, investment time horizons, personal risk tolerances, and financial circumstances. Each Fund's performance will reflect the performance of different asset classes or different segments within an asset class. By investing in a combination of mutual funds, the Funds can offer diversification within a single investment.

                         WHAT IS EACH FUND'S OBJECTIVES?

The investment objective of each Fund is not fundamental and may be changed without shareholder approval by the Board of Directors of the Fund.

ACCESSOR INCOME ALLOCATION FUND seeks high current income and some stability of principal.

ACCESSOR INCOME AND GROWTH ALLOCATION FUND seeks high current income and some potential capital appreciation.

ACCESSOR BALANCED ALLOCATION FUND seeks moderate current income and some potential capital appreciation.

ACCESSOR GROWTH AND INCOME ALLOCATION FUND seeks moderate potential capital appreciation and some current income.

ACCESSOR GROWTH ALLOCATION FUND seeks high potential capital appreciation and some current income.

ACCESSOR   AGGRESSIVE  GROWTH  ALLOCATION  FUND  seeks  high  potential  capital appreciation.

               WHAT IS EACH FUND'S PRINCIPAL INVESTMENT STRATEGY?

Each Fund invests substantially all of its assets in a select group of the Underlying Funds.

Each Fund seeks to maintain broad exposure to several markets in an attempt to reduce the impact of markets that are declining and to benefit from good performance in particular market segments. The level of diversification the Funds obtain from being invested in a number of Underlying Funds reduces the risk associated with an investment in a single Underlying Fund. This risk is further reduced because each Underlying Fund's investments are also spread over a range of issuers, industries and, in the case of the international Underlying Fund, countries.

The ACCESSOR INCOME ALLOCATION FUND can invest in a combination of four fixed-income funds and one money market fund. This Fund uses a conservative asset allocation strategy DESIGNED TO PROVIDE INCOME FOR INVESTORS WITH A LOW RISK TOLERANCE AND A 1-3 YEAR TIME HORIZON.

The ACCESSOR INCOME AND GROWTH ALLOCATION FUND can invest in a combination of four equity funds, four fixed-income funds and one money market fund. This Fund uses a conservative asset allocation strategy DESIGNED TO PROVIDE INCOME AND SOME CAPITAL APPRECIATION FOR INVESTORS WITH A LOW RISK TOLERANCE AND A 3-5 YEAR TIME HORIZON.

The ACCESSOR BALANCED ALLOCATION FUND can invest in a combination of four equity funds, four fixed-income funds and one money market fund. This Fund uses a moderate asset allocation strategy DESIGNED TO PROVIDE A BALANCED MIX OF CURRENT INCOME AND CAPITAL APPRECIATION TO INVESTORS WITH A MODERATE RISK TOLERANCE AND A 5-10 YEAR TIME HORIZON.

The ACCESSOR GROWTH AND INCOME ALLOCATION FUND can invest in a combination of four equity funds, four fixed-income funds and one money market fund. This Fund uses a moderate asset allocation strategy DESIGNED TO PROVIDE A BALANCED MIX OF CURRENT CAPITAL APPRECIATION AND CURRENT INCOME TO INVESTORS WITH A MODERATE RISK TOLERANCE AND A TIME HORIZON OF 5-10 YEARS.

The ACCESSOR GROWTH ALLOCATION FUND can invest in a combination of four equity funds, four fixed-income funds and one money market fund. This Fund uses an aggressive asset allocation strategy DESIGNED TO PROVIDE CAPITAL APPRECIATION TO INVESTORS WITH A HIGH RISK TOLERANCE AND A TIME HORIZON OF 10 YEARS OR MORE.

The ACCESSOR AGGRESSIVE GROWTH ALLOCATION FUND can invest in a combination of four equity funds and one money market fund. This Fund uses a very aggressive asset allocation strategy DESIGNED TO PROVIDE CAPITAL APPRECIATION TO INVESTORS WITH A VERY HIGH RISK TOLERANCE AND A TIME HORIZON OF 10 YEARS OR MORE.

Each Fund seeks to obtain the greatest return for the level of risk assumed by that Fund. Each Fund's investment strategy emphasizes asset allocation.

       WHAT ARE THE PRINCIPAL INVESTMENT RISKS OF INVESTING IN THE FUNDS?

Each Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Funds' overall price swings. LOSS OF MONEY IS A RISK OF INVESTING IN EACH FUND. AN INVESTMENT IN A FUND IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENTAL AGENCY. While the Funds offer a greater level of diversification than most other types of mutual funds, a single Fund may not provide a complete investment program for an investor. The following summarizes important risks that apply to the Funds and may result in a loss of your investment. There can be no assurance that a Fund will achieve its investment objective.

ALLOCATION RISK - Each Fund's investment performance depends upon how its assets are allocated and reallocated among particular Underlying Funds. A principal risk of investing in a Fund is that the allocation techniques and decisions will not produce the desired results, and a Fund may not achieve its investment objective.

UNDERLYING FUNDS RISK - The investments of each Fund are concentrated in the Underlying Funds, and each Fund's investment performance is directly related to the investment performance of the Underlying Funds held by it. A Fund's share prices will fluctuate as the prices of the Underlying Funds rise or fall with changing market conditions. Because the Funds invest in the Underlying Funds, the Funds' shareholders will be affected by the investment policies and principal risks of the Underlying Funds in direct proportion to the amount of assets the Funds allocate to those Underlying Funds. Because the Fund's allocation among the Underlying Funds will vary, your investment may be subject to any and all of these risks at different times and to different degrees.

Among the principal risks of the Underlying Funds, which could adversely effect the net asset value, yield and total return of a Fund are:

[Graphic]  Stock Market Volatility.
[Graphic]  Company Risk.
[Graphic]  Sector Risk.
[Graphic]  Foreign Exposure.
[Graphic]  Bond Market Volatility.
[Graphic]  Issuer Risk.
[Graphic]  Credit Risk.
[Graphic]  Lower Rated Debt Securities.
[Graphic]  Interest Rate Risk.
[Graphic]  Prepayment Risk.
[Graphic]  Inflation Risk.

Please see "Principal Risks of Underlying Funds" for a description of these and other risks associated with the Underlying Funds and an investment in a Fund.

                                   PERFORMANCE
                                   -----------

The Funds are recently created mutual funds and consequently performance figures for the Funds are not currently available.

                                    EXPENSES
                                    --------

The Funds are no load mutual funds. There are no fees or charges to buy or sell fund shares, reinvest dividends, or exchange into other Funds or into the Underlying Funds. You should keep in mind that shareholders of each Fund bear indirectly the expenses of the Underlying Funds in which the Funds invest. The Funds will indirectly bear their pro rata share of the fees and expenses (including management fees) incurred by the Underlying Funds that are borne by all Underlying Fund shareholders. The investment returns of each Fund, then, will be net of that Fund's share of the expenses of the Underlying Funds in which the Fund is invested. THE FOLLOWING TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD ADVISOR CLASS SHARES OF A FUND.


                                                          Income     Income           Balanced     Growth        Growth    Agressive
                                                                     and Growth       Growth       and Income              Growth
Shareholder Fees (1)(2)
(fees paid directly from your investment)
MAXIMUM SALES CHARGE IMPOSED                              none       none             none         none          none      none
ON PURCHASES (as a percent of offering price)
MAXIMUM SALES CHARGE IMPOSED                              none       none             none         none          none      none
ON REINVESTED DIVIDENDS
MAXIMUM DEFERRED SALES CHARGE                             none       none             none         none          none      none
REDEMPTION FEE(3)                                         none       none             none         none          none      none

Annual Fund Operating Expenses
(expenses deducted from Fund assets)
MANAGEMENT FEES                                           0.10%      0.10%            0.10%        0.10%         0.10%     0.10%
DISTRIBUTION AND SERVICE (12b-1) FEE                      none       none             none         none          none      none
OTHER EXPENSES(4)                                         0.00       0.00             0.00         0.00          0.00      0.00
TOTAL ANNUAL FUND OPERATING EXPENSES                      0.10%      0.10%            0.10%        0.10%         0.10%     0.10%
----------

(1)Shares of the Funds are expected to be sold primarily through financial intermediaries that may charge shareholders a fee. These fees are not included in the tables.
(2)An annual maintenance fee of $25.00 may be charged by Accessor Capital, as the Transfer Agent to each IRA with an aggregate balance of less than $10,000 on December 31 of each year.
(3)The Transfer Agent may charge a processing fee of $10.00 for each check redemption request.
(4) The Funds have applied to the Securities and Exchange Commission for an exemptive order allowing the Funds to enter into an agreement with the Underlying Funds under which the Underlying Funds will bear certain of the Funds "Other Expenses." Consequently, the Funds do not expect to bear any "Other Expenses".

The following table provides a range of estimated average weighted expense ratios for Advisor Class Shares of each Fund, which includes the indirect expenses of the Underlying Funds. A range is given instead of a single number because the pro-rata share of expenses fluctuates along with the changes in the average assets in each of the Underlying Funds.

Accessor Income Allocation                                    0.74% - 0.84%
Accessor Income and Growth Allocation                         0.85% - 0.95%
Accessor Balanced Allocation                                  0.93% - 0.98%
Accessor Growth and Income Allocation                         0.96% - 1.06%
Accessor Growth Allocation                                    1.02% - 1.12%
Accessor Aggressive Growth Allocation                         1.08% - 1.18%

                                EXPENSE EXAMPLE
                                ---------------
The Example shows what an investor in Advisor Class Shares of a Fund could pay over time. The Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares by wire at the end of those periods. The Example does not include the effect of the $10 fee for check redemption requests. The Example also assumes that your investment has a 5% rate of return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the following table uses the midpoints of the ranges shown above. Based on these assumptions your costs would be:
                                                     ONE              THREE
                                                     YEAR             YEARS
ACCESSOR INCOME ALLOCATION                           $81              $254
ACCESSOR INCOME AND GROWTH ALLOCATION                $91              $285
ACCESSOR BALANCED ALLOCATION                         $100             $311
ACCESSOR GROWTH AND INCOME ALLOCATION                $103             $323
ACCESSOR GROWTH ALLOCATION                           $109             $339
ACCESSOR AGGRESSIVE GROWTH ALLOCATION                $115             $359

                            OBJECTIVES AND STRATEGIES
                            -------------------------

Asset Allocation

The investment strategy of the Funds focuses on asset allocation (varying the concentration of asset classes in the Funds). Accessor Capital manages the asset class risk to which the Funds are exposed by varying the concentration of assets classes in the Funds. The table below reflects the current target and potential ranges of investments in various asset classes.

------------------- ----------- -------------- --------------- -------------- ------------- ------------- ---------------
Asset Class                     Income         Income and      Balanced       Growth and    Growth        Aggressive
                                               Growth                         Income                      Growth
=================== =========== ============== =============== ============== ============= ============= ===============
Stock Funds         Target      0%             30%             50%            60%           80%           100%
                    Range       0%-5%          20%-40%         40%-60%        50%-70%       70%-90%       85%-100%
=================== =========== ============== =============== ============== ============= ============= ===============
Bond Funds          Target      85%            60%             46%            36%           20%           0%
                    Range       70%-100%       40%-80%         30%-60%        20%-50%       5%-30%        0%-10%
=================== =========== ============== =============== ============== ============= ============= ===============
Money Market        Target      15%            10%             4%             4%            0%            0%
Fund                Range       0%-30%         0%-20%          0%-10%         0%-10%        0%-5%         0%-5%
------------------- ----------- -------------- --------------- -------------- ------------- ------------- ---------------

Accessor Capital decides how much of each Fund's assets to allocate to Underlying Fund investments within the ranges set forth below based on its outlook for, and on the relative valuations of, the Underlying Funds and the various markets in which they invest. Each Fund may sell the Underlying Funds or other securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities. The Funds expect to be fully invested in the underlying Accessor mutual funds at all times. To provide liquidity as well as to assist in achieving the Fund's investment objective, each Fund may invest in the underlying U.S. Government Money Fund. Each Fund may invest in shares of the same Underlying Fund; however the percentage of each Fund's assets so invested will vary depending upon the fund's investment objective. Based on its asset allocation analysis, Accessor Capital determines the mix of Underlying Funds appropriate for each Fund.

================================================================================
Target allocation represents the Funds' current target for investments in the Underlying Funds. You should note that Accessor Capital has the discretion to
change each  Fund's  target   allocation.
================================================================================

ACCESSOR INCOME ALLOCATION FUND
-------------------------------
INVESTMENT OBJECTIVE The Income Fund seeks high current income and some stability of principal.

INVESTMENT STRATEGY The Income Fund can invest in a combination of four fixed-income funds and one money market fund. This Fund uses a conservative asset allocation strategy DESIGNED TO PROVIDE INCOME FOR INVESTORS WITH A LOW RISK TOLERANCE AND A 1-3 YEAR TIME HORIZON.

                                            Asset Allocation     PIE CHART OF
Underlying Fund*                   Target   Potential Range    TARGET ALLOCATION
                                                                   Data Points
High Yield Bond                     10%         5%-15%                10%
Intermediate Fixed-Income           20%         15%-25%               20%
Short-Intermediate Fixed-Income     30%         25%-35%               30%
Mortgage Securities                 25%         20%-30%               25%
U.S. Government Money**             15%         10%-20%               15%
Growth                              0%          0%-5%
Value                               0%          0%-5%
Small to Mid Cap                    0%          0%-5%
International Equity                0%          0%-5%

ACCESSOR INCOME AND GROWTH ALLOCATION FUND
------------------------------------------
INVESTMENT OBJECTIVE The Income and Growth Fund seeks high current income and some potential capital appreciation.

INVESTMENT STRATEGY The Income and Growth Fund can invest in a combination of four equity funds, four fixed-income funds and one money market fund. This Fund uses a conservative asset allocation strategy DESIGNED TO PROVIDE INCOME AND SOME CAPITAL APPRECIATION FOR INVESTORS WITH A LOW RISK TOLERANCE AND A 3-5 YEAR TIME HORIZON.
                                             Asset Allocation    PIE CHART OF
Underlying Fund*                     Target  Potential Range   TARGET ALLOCATION
                                                                  Data Points
Growth                                9%          4%-14%               9%
Value                                 9%          4%-14%               9%
Small to Mid Cap                      7%          2%-12%               7%
International Equity                  5%          0%-10%               5%
High Yield Bond                       15%         10%-20%              15%
Intermediate Fixed-Income             15%         10%-20%              15%
Short-Intermediate Fixed-Income       20%         15%-25%              20%
Mortgage Securities                   10%         5%-15%               10%
U.S. Government Money**               10%         5%-15%               10%

-------
*Invested in Advisor Class only.
**Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund's goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in this fund.
================================================================================
KEY TO PIE CHART:
[graphic] Growth                [graphic] Value       [graphic] Small to Mid Cap
[graphic] International Equity  [graphic] High Yield  [graphic] Intermediate
                                          Bond                  Fixed
[graphic] Short-Intermediate    [graphic] Mortgage   [graphic] U.S. Government
          Fixed                           Securities           Money
================================================================================

ACCESSOR BALANCED ALLOCATION FUND
---------------------------------
INVESTMENT OBJECTIVE The Balanced Fund seeks moderate current income and some potential capital appreciation.

INVESTMENT STRATEGY The Balanced Fund can invest in a combination of four equity funds, four fixed-income funds and one money market fund. This Fund uses a moderate asset allocation strategy DESIGNED TO PROVIDE A BALANCED MIX OF CURRENT INCOME AND CAPITAL APPRECIATION TO INVESTORS WITH A MODERATE RISK TOLERANCE AND A 5-10 YEAR TIME HORIZON.

                                           Asset Allocation      PIE CHART OF
Underlying Fund*               Target      Potential Range     TARGET ALLOCATION
                                                                  Data Points
Growth                           15%        10%-20%                  15%
Value                            15%        10%-20%                  15%
Small to Mid Cap                 10%        5%-15%                   10%
International Equity             10%        5%-15%                   10%
High Yield Bond                  9%         4%-14%                   9%
Intermediate Fixed- Income       14%        9%-19%                   14%
Short-Intermediate Fixed-Income  10%        5%-15%                   10%
Mortgage Securities              13%        8%-18%                   13%
U.S. Government Money**          4%         0%-9%                    4%

ACCESSOR GROWTH AND INCOME ALLOCATION FUND
------------------------------------------
INVESTMENT OBJECTIVE The Growth and Income Fund seeks moderate potential capital appreciation and some current income.

INVESTMENT STRATEGY The Growth and Income Fund can invest in a combination of four equity funds, four fixed-income funds and one money market fund. This Fund uses a moderate asset allocation strategy designed to provide a balanced mix of current capital appreciation and current income to investors with a moderate risk tolerance and a time horizon of 5-10 years.

                                           Asset Allocation      PIE CHART OF
Underlying Fund*               Target      Potential Range     TARGET ALLOCATION
                                                                  Data Points
Growth                          17%         12%-22%                  17%
Value                           17          12%-22%                  17
Small to Mid Cap                11%         6%-16%                   11%
International Equity            15%         10%-20%                  15%
High Yield Bond                 7%          2%-12%                   7%
Intermediate Fixed-Income       13%         8%-18%                   13%
Short-Intermediate Fixed-Income 7%          2%-12%                   7%
Mortgage Securities             9%          4%-14%                   9%
U.S. Government Money**         4%          0%-9%                    4%

---------
*Invested in Advisor Class only.
**Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund's goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in this fund.
================================================================================
KEY TO PIE CHART:
[graphic] Growth                [graphic] Value       [graphic] Small to Mid Cap
[graphic] International Equity  [graphic] High Yield  [graphic] Intermediate
                                          Bond                  Fixed
[graphic] Short-Intermediate    [graphic] Mortgage   [graphic] U.S. Government
          Fixed                           Securities           Money
================================================================================

ACCESSOR GROWTH ALLOCATION FUND
-------------------------------
INVESTMENT OBJECTIVE The Growth Fund seeks high potential capital appreciation and some current income.

INVESTMENT STRATEGY The Growth Fund can invest in a combination of four equity funds, four fixed-income funds and one money market fund. This Fund uses an aggressive asset allocation strategy designed to provide capital appreciation to investors with a high risk tolerance and a time horizon of 10 years or more.

                                            Asset Allocation     PIE CHART OF
Underlying Fund*               Target       Potential Range    TARGET ALLOCATION
                                                                  Data Points
Growth                          24%         19%-29%                  24%
Value                           24          19%-29%                  24
Small to Mid Cap                12%         7%-17%                   12%
International Equity            20%         15%-25%                  20%
High Yield Bond                 5%          0%-10%                   5%
Intermediate Fixed- Income      8%          3%-13%                   8%
Short-Intermediate Fixed-Income 0%          0%-5%                    0%
Mortgage Securities             7%          2%-12%                   7%
U.S. Government Money**         0%          0%-5%

ACCESSOR AGGRESSIVE GROWTH ALLOCATION FUND
------------------------------------------
INVESTMENT OBJECTIVE The Aggressive Growth Fund seeks high potential capital appreciation.

INVESTMENT STRATEGY The Aggressive Growth Fund can invest in a combination of four equity funds and one money market fund. This Fund uses a very aggressive asset allocation strategy designed to provide capital appreciation to investors with a very high risk tolerance and a time horizon of 10 years or more.

                                        Asset Allocation         PIE CHART OF
Underlying Fund*               Target   Potential Range        TARGET ALLOCATION
                                                                   Data Points
Growth                          30%       25%-35%                     30%
Value                           30        25%-35%                     30
Small to Mid Cap                16%       11%-21%                     16%
International Equity            24%       19%-29%                     24%
High Yield Bond                 0%        0%-5%
Intermediate Fixed-Income       0%        0%-5%
Short-Intermediate Fixed-Income 0%        0%-5%
Mortgage Securities             0%        0%-5%
U.S. Government Money**         0%        0%-5%

---------
*Invested in Advisor Class only.
**Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund's goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in this fund.
================================================================================
KEY TO PIE CHART:
[graphic] Growth                [graphic] Value       [graphic] Small to Mid Cap
[graphic] International Equity  [graphic] High Yield  [graphic] Intermediate
                                          Bond                  Fixed
[graphic] Short-Intermediate    [graphic] Mortgage   [graphic] U.S. Government
          Fixed                           Securities           Money
================================================================================

The particular Underlying Funds in which each Fund may invest and the allocation targets and ranges in each Underlying Fund may be changed from time to time without shareholder approval. In addition, each Fund's investment objectives and all policies not specifically designated as fundamental in this Prospectus or the Statement of Additional Information are non-fundamental and may be changed by the Board of Directors without shareholder approval. If there is a change in a Fund's investment objective or policies, you should consider whether that Fund remains and appropriate investment in light of your then current financial position and needs. Each Fund's investment objective, investment strategy, current target allocations in the Underlying Funds and potential ranges of allocations in the Underlying Funds are set forth in the tables below.

                        DESCRIPTION OF UNDERLYING FUNDS
                        -------------------------------

The table below gives a brief description of the principal investment programs of the Underlying Funds. Additional information about the investment practices and policies of the Underlying Funds can be found in the Statement of Additional Information. No offer is made in this Prospectus of any of the Underlying Funds.

UNDERLYING FUND NAME      INVESTMENT PROGRAM
========================  ======================================================
Growth                    Seeks capital  growth through  investing  primarily in
                          equity securities with greater than average growth characteristics selected from the Standard & Poor's
                          500 Composite Stock Price Index ("S&P 500").

                          The Money Manager, Chicago Equity Partners, selects stocks that it believes will outperform peer companies while maintaining an overall risk level similar to that of the benchmark.

========================  ======================================================
Value Seeks generation of current income and capital growth by investing primarily in income-producing equity securities selected from the S&P 500.

                          The Money Manager, Martingale Asset Management, analyzes fundamental information about companies such as their assets, earnings and growth to identify undervalued stocks, focusing primarily on stocks issued by companies with low price to earnings and/or price to book ratios and companies with improving growth of earnings and/or growth of dividends.

========================  ======================================================
Small to Mid Cap          Seeks capital  growth  through  investing primarily in
                          equity securities of small to medium capitalization issuers.

                          The Fund invests at least 65% of its total assets in the stocks of small and medium capitalization companies that are expected to experience higher than average growth of earnings or stock price. The Money Manager, Symphony Asset Management, uses a quantitative approach to analyze earnings forecasts, price movements and other factors to identify growth stocks with attractive fundamentals relative to price.
========================  ======================================================

========================  ======================================================
International Equity      Seeks capital growth by  investing primarily in equity
                          securities of companies domiciled in countries other than the United States and traded on foreign stock exchanges.

                          The Fund will have at least 65% of its total assets in the stocks of companies domiciled in Europe and the Pacific Rim. The Fund normally intends to maintain investments in at least three different countries outside the United States. The Money Manager, Nicholas-Applegate Capital Management, reflects a focus on individual security selection. Nicholas-Applegate uses fundamental qualitative and quantitative analysis to seek companies that are industry leaders in the process of positive change.

========================  ======================================================
Intermediate              Seeks  generation  of  current   income  by  investing
Fixed-Income              primarily in fixed-income securities with durations of
                          between three and ten years and a dollar-weighted average portfolio duration that does not vary more or less than 20% from that of the Lehman Brothers
                          Government/Credit Index.

                          The Fund primarily invests in investment grade debt securities or debt securities unrated but of similar quality, but may invest up to 20% of the net assets in securities rated BBB by Standard and Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's"), and up to 6% of the net assets of the Fund in securities rated BB by S&P or Ba by Moody's or debt securities unrated but of similar quality. The Money Manager, Cypress Asset Management, uses quantitative analyses and risk control methods to ensure that the Fund's overall risk and duration characteristics are consistent with the Lehman Brothers Government/Credit Index. Cypress Asset Management seeks to enhance the Fund's returns by systematically overweighting its investments in the corporate sector as compared to the index.

========================  ======================================================
Short-Intermediate        Seeks   preservation  of  capital  and  generation  of
Fixed-Income              current income  by investing primarily in fixed-income
                          securities with durations of between one and five years and a dollar-weighted average portfolio duration that does not vary more or less than 20% from that of the Lehman Brothers Government/Credit 1-5 Year Index.

                          The Fund primarily invests in investment grade debt securities or debt securities unrated but of similar quality, but may invest up to 20% of the net assets in securities rated BBB by S&P or Baa by Moody's and up to 6% of the net assets in securities rated BB by S&P or Ba by Moody's or debt securities unrated but of similar quality. The Money Manager, Cypress Asset Management, uses quantitative analyses and risk control methods to ensure that the Fund's overall risk and duration characteristics are consistent with the Lehman Brothers Government/Credit 1-5 Year Index. Cypress Asset Management seeks to enhance the Fund's returns by systematically overweighting its investments in the corporate sector as compared to the index.
========================  ======================================================

========================  ======================================================
High Yield Bond           Seeks current income by investing  primarily in lower-
                          rated, high-yield corporate debt securities.

                          The Fund invests primarily in lower-rated, high-yield corporate debt securities commonly referred to as "junk bonds." Under normal conditions, at least 65% of the Fund's total assets will be invested in debt securities rated lower than Baa by Moody's or BBB by S&P, or securities judged to be of equivalent quality by the Money Manager. The Fund will normally maintain an aggregate dollar-weighted average portfolio duration that does not vary outside of a band of plus or minus 20% from that of the Lehman Brothers U.S. Corporate High Yield Index. The Money Manager, Financial Management Advisors, Inc. ("FMA"), selects debt securities on a company-by-company basis, emphasizing fundamental research and a long-term investment horizon. Their analysis focuses on the nature of a company's business, its strategy, and the quality of its management. Based on this analysis, the Money Manager looks primarily for companies whose prospects are stable or improving, and whose bonds offer an attractive yield. Companies with improving prospects are normally more attractive in the opinion of the Money Manager because they offer better assurance of debt repayment.

========================  ======================================================
Mortgage Securities       Seeks  generation  of  current  income   by  investing
                          primarily  in   mortgage-related  securities  with  an
                          aggregate dollar-weighted average portfolio duration that does not vary outside of a band of plus or minus
                          20% from that of the  Lehman  Brothers Mortgage-Backed
                          Securities Index.

                          The Money Manager, BlackRock Financial Management, Inc., uses quantitative risk control methods to ensure
                          that   the   Fund's  overall    risk   and   duration
                          characteristics are consistent with the Index.

========================  ======================================================
U.S. Government Money     Seeks   maximum   current  income consistent  with the
                          preservation of principal and liquidity  by  investing
                          primarily  in   short-term   obligations   issued   or
                          guaranteed   by  the  U.S. Government,  its   agencies
                          or   instrumentalities.

                          Accessor  Capital  Management   directly  invests  the
                          assets of the Fund.
------------------------- ------------------------------------------------------

                   PRINCIPAL RISKS OF INVESTING IN THE FUNDS
                   -----------------------------------------

UNDERLYING FUND RISKS. The investments of each Fund are concentrated in the Underlying Funds, and each Fund's investment performance is directly related to the investment performance of the Underlying Funds held by it. The ability of each Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their objectives as well as the allocation among those Underlying Funds by Accessor Capital. The value of the Underlying Funds' investments, and the net asset values ("NAV") of the shares of both the Funds and the Underlying Funds, will fluctuate in response to various market and economic factors related to the equity and fixed-income markets, as well as the financial condition and prospects of issues in which the Underlying Funds invest. There can be no assurance that the investment objective of any Fund or any Underlying Fund will be achieved.

Because the Funds invest in the Underlying Funds, the Funds' shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of assets the Funds allocate to those Funds. Each Fund may invest in Underlying Funds that in turn invest in small capitalization companies and foreign issuers and thus are subject to additional risks, including changes in foreign currency exchange rates and political risk. Foreign investments may include securities of issuers located in emerging countries in Asia, Latin America, Eastern Europe and Africa. Each Fund may also invest in Underlying Funds that in turn invest in non-investment grade fixed-income securities ("junk bonds"), which are considered speculative by traditional standards. In addition, the Underlying Funds may purchase derivative securities; enter into forward currency transactions; lend their Fund securities; enter into futures contracts and options transactions; purchase zero coupon bonds and payment-in-kind bonds; purchase securities issued by real estate investment trusts ("REITs") and other issuers in the real estate industry; purchase restricted and illiquid securities; purchase securities on a when-issued or delayed delivery basis; enter into repurchase agreements; borrow money; and engage in various other investment practices. The risks presented by these investment practices are discussed in this Prospectus and in the Statement of Additional Statement.

ALLOCATION RISK. Each Fund's investment performance depends upon how its assets are allocated and reallocated among particular Underlying Funds according to the Fund's equity/fixed-income allocation targets and ranges. A principal risk of investing in each Fund is that Accessor Capital will make less than optimal or poor asset allocation decisions. Accessor Capital attempts to identify asset classes and sub-classes represented by the Underlying Funds that will provide consistent, quality performance for the Funds, but there is no guarantee that Accessor Capital's allocation techniques will produce the desired results. It is possible that Accessor Capital will focus on Underlying Funds that perform poorly or underperform other available mutual funds under various market conditions. You could lose money on your investment in a Fund as a result of these allocation decisions.

CONCENTRATION. The Funds may indirectly concentrate their investments within one industry through their investments in the Underlying Funds. Such indirect concentration of a Funds' assets may subject the shares of that Fund to greater fluctuation in value than would be the case in the absence of such concentration.

                      PRINCIPAL RISKS OF UNDERLYING FUNDS
                      -----------------------------------

Risks of the Funds depend on the risks of the Underlying Funds. To determine how much each Fund is subject to the risks below, please refer to the Objectives and Strategies section to see what proportion of the Fund's assets may be invested in each Underlying Fund.

Principal Risks of Underlying Equity Funds
------------------------------------------

STOCK MARKET VOLATILITY. Stock values fluctuate in response to issuer, political, market and economic developments. In the short term, stock prices can fluctuate dramatically in response to these developments. Securities that undergo an initial public offering may trade at a premium in the secondary markets. However, there is no guarantee that a Fund will have the ability to participate in such offerings on an ongoing basis.

COMPANY RISK. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. The value of securities of smaller capitalization issuers can be more volatile than that of larger issuers.

SECTOR RISK. Different parts of the market can react differently to developments. For example, large cap stocks can react differently than small cap stocks, and "growth" stocks can react differently than "value" stocks. Issuer, political or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

FOREIGN EXPOSURE. Foreign exposure is a principal risk for the International Equity Fund, which concentrates its investments in foreign securities, and may also be a risk for the other Equity Funds. Foreign securities, foreign currencies and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets.

Investing in emerging markets involves risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of foreign development, political stability, market depth, infrastructure and capitalization and regulatory oversight are generally less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory and political uncertainties. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently than the U.S. market.

Each Underlying Fund's portfolio securities usually are valued on the basis of the most recent closing market prices at 4 p.m. ET when each fund calculates its NAV. Most of the securities in which the underlying International Equity Fund invests, however, are traded in markets that close before that time. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at 4 p.m. Normally, developments that could affect the values of portfolio securities that occur between the close of the foreign market and 4 p.m. ET will not be reflected in the Underlying International Equity Funds' NAVs. However, if the Underlying International Equity Fund determines that such developments are so significant that they will clearly and materially affect the value of the Underlying International Equity Fund's securities, the Underlying International Equity Fund may adjust the previous closing prices for these securities to reflect fair value.

Principal Risks of the Underlying Fixed-Income Funds
-----------------------------------------------------

BOND MARKET VOLATILITY. Individual securities are expected to fluctuate in response to issuer, general economic and market changes. An individual security or category of securities may, however, fluctuate more or less than the market as a whole.

ISSUER RISK. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can adversely affect the credit quality or value of an issuer's securities. The value of an individual security or category of securities may be more volatile than the debt market as a whole. Entities providing credit support or a maturity-shortening structure are also affected by these types of changes. Any of a Fund's holdings could have its credit downgraded or could default, which could affect the Fund's performance.

CREDIT RISK. Credit risk is a principal risk for the High Yield Bond Fund, which concentrates its investments in securities with lower credit quality, and is a possible risk for the Intermediate and Short-Intermediate Fixed-Income Funds. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal. Some issuers may not make payments on debt securities held by a Fund, causing a loss. Or, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of a Fund. A change in the quality rating of a bond or other security can also affect the security's liquidity and make it more difficult for a Fund to sell. Lower quality debt securities and comparable unrated debt securities are more susceptible to these problems than higher quality obligations.

Because of its concentration in investments in junk bonds, the High Yield Bond Fund is subject to substantial credit risk. Credit quality in the high-yield bond market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks of a particular high-yield bond. The Funds' Money Managers will not rely solely on ratings issued by established credit rating agencies, but will utilize these ratings in conjunction with its own independent and ongoing credit analysis.

LOWER RATED DEBT SECURITIES. Lower rated debt securities are a principal risk for the High Yield Bond Fund, which concentrates its investments in lower rated debt securities, and are also a risk for the Intermediate and Short-Intermediate Fixed-Income Funds. Debt securities rated lower than BBB by S&P or lower than Baa by Moody's are commonly referred to as "junk bonds." Lower rated debt securities and comparable unrated debt securities have speculative characteristics and are subject to greater risks than higher rated securities. These risks include the possibility of default on principal or interest payments and bankruptcy of the issuer. During periods of deteriorating economic or financial conditions, the ability of issuers of lower rated debt securities to service their debt, meet projected goals or obtain additional financing may be impaired. In addition, the market for lower rated debt securities has in the past been more volatile and less liquid than the market for higher rated debt securities. These risks could adversely affect the Funds that invest in these debt securities.

INTEREST RATE RISK. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security falls when interest rates rise and rises when interest rates fall. Securities with longer durations generally are more sensitive to interest rate changes. In other words, the longer the duration of a security, the greater the impact a change in interest rates is likely to have on the security's price. In addition, short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. When short-term interest rates fall, the U.S. Government Money Fund's yield will generally fall as well.

PREPAYMENT RISK. Prepayment risk is a principal risk for the Mortgage Securities Fund, which concentrates its investments in mortgage securities, and may also be a risk for the other Fixed-Income Funds. Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security's maturity. For example, if interest rates are dropping and an issuer pays off an obligation or a bond before maturity, the Fund may have to reinvest at a lower interest rate. Securities subject to prepayment generally offer less potential for gains during periods of declining interest rates and similar or greater potential for loss in periods of rising interest rates. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. Prepayments on assets underlying mortgage or other asset backed securities held by a Fund can adversely affect those securities' yield and price.

INFLATION RISK. The real value of the U.S. Government Money Fund's yield may be eroded by inflation over time. The U.S. Government Money Fund may under perform the bond and equity markets over time.

Other Risks of Investing in the Funds
-------------------------------------

AFFILIATED PERSONS. In managing the Funds, Accessor Capital will have the authority to select and substitute Underlying Funds. Accessor Capital is subject to conflicts of interest in allocating Fund assets among the various Underlying Funds both because the fees payable to it and/or its affiliates by some Underlying Funds are higher than the fees payable by other Underlying Funds and because Accessor Capital is also responsible for managing and administering the Underlying Funds. The Board of Directors and officers of Accessor Funds may also have conflicting interests in fulfilling their fiduciary duties to both the Funds and the Underlying Funds.

EXPENSES. You may invest in the Underlying Funds directly. By investing in the Underlying Funds indirectly through a Fund, you will incur not only a proportionate share of the expenses of the Underlying Funds held by the Fund (including operating costs and investment management fees), but also the expenses of the Fund.

SHORT-TERM AND TEMPORARY INVESTMENTS. Although the Funds normally seek to remain substantially invested in the Underlying Funds, each Fund may invest a portion of its assets in high-quality, short-term debt obligations (including commercial paper, certificates of deposit, bankers' acceptances, repurchase agreements, debt obligations backed by the full faith and credit of the U.S. government and demand and time deposits of domestic and foreign banks and savings and loan associations) to maintain liquidity, to meet shareholder redemptions and for other short-term cash needs. Also, there may be times when, in the opinion of Accessor Capital, abnormal market or economic conditions warrant that, for temporary defensive purposes, a Fund may invest without limitation in short-term obligations. When a Fund's assets are invested in such investments, the Fund may not be achieving its investment objective.

                 MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE
                 ----------------------------------------------

Manager
-------
Accessor Capital Management LP
1420 Fifth Avenue, #3600
Seattle, WA  98101

Each Fund is a portfolio of Accessor Funds, Inc. ("Accessor Funds"), a Maryland corporation. The Board of Directors is responsible for managing the business and affairs of the Funds. Accessor Capital develops the investment programs for the Funds and decides how to allocate the assets of each Fund among the Underlying Funds. J. Anthony Whatley, III, is the Executive Director of Accessor Capital. Ravindra A. Deo, Vice President and Chief Investment Officer of Accessor Capital, is primarily responsible for the day-to-day management of the Funds.

The Funds will pay Accessor Capital an annual management fee equal to 0.10% of each Fund's average daily net assets for asset allocation and other services.

Accessor Capital develops the investment programs for the Underlying Funds, selects the Money Managers for the Underlying Funds, and monitors the performance of the Money Managers. In addition, Accessor Capital invests the assets of the U.S. Government Money Fund. The Securities and Exchange Commission issued an exemptive order that allows Accessor Funds to change an Underlying Fund's Money Manager without shareholder approval, as long as, among other things, the Board of Directors has approved the change in Money Manager and Accessor Funds.

Accessor Funds has applied to the Securities and Exchange Commission for an exemptive order that will allow the Underlying Funds to pay the expenses of the Funds other than the Funds' direct management fees.

The chart below lists the current Money Managers of each Underlying Fund:

  Underlying Fund                          Money Manager
  ---------------                          -------------
  Growth                                   Chicago Equity Partners Corp.
  Value                                    Martingale Asset Management LP
  Small to Mid Cap                         Symphony Asset Management LLC
  International Equity                     Nicholas-Applegate Capital Management
  Intermediate Fixed-Income                Cypress Asset Management, Inc.
  Short-Intermediate Fixed-Income          Cypress Asset Management, Inc.
  High Yield Bond                          Financial Management Advisors, Inc.
  Mortgage Securities                      BlackRock Financial Management, Inc.
  U.S. Government Money                    Accessor Capital Management LP

                             PURCHASING FUND SHARES
                             ----------------------

Where to Purchase
-----------------

[graphic] Direct. Investors may purchase Advisor Class Shares directly from Accessor Funds for no sales charge or commission.

[graphic] Financial Intermediaries. Advisor Class Shares may be purchased through financial intermediaries, such as banks, broker-dealers, registered investment advisers and providers of fund supermarkets. In certain cases where Accessor Funds has entered into an agreement with a financial intermediary, a Fund will be deemed to have received a purchase or redemption when it is received by the financial intermediary. The order will be priced at the next calculated NAV. Financial intermediaries are responsible for transmitting accepted orders to the Funds within the time period agreed upon by them. You should contact your financial intermediary to learn whether it is authorized to accept orders for the Fund. These financial intermediaries may also charge transaction, administrative or other fees to shareholders, and may impose other limitations on buying, selling or transferring shares, which are not described in this Prospectus. Some features of the Advisor Class Shares, such as investment minimums, redemption fees and certain trading restrictions, may be modified or waived by financial intermediaries. Shareholders should contact their financial intermediary for information on fees and restrictions.


================================================================================
Advisor Class Shares may not be purchased on days when the NYSE is closed for trading: New Year's Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
================================================================================

How to Purchase
---------------
Purchase orders are accepted on each business day that the New York Stock Exchange is open and must be received in proper form prior to the close of the New York Stock Exchange, normally 4:00 p.m. Eastern time. All purchases must be made in U.S. dollars. Purchases may be made in any of the following ways:

[graphic] By Check. Checks made payable to "Accessor Funds, Inc." and drawn on a U.S. bank should be mailed with the completed application or with the account number and name of Fund noted on the check to:

                                    Accessor Funds, Inc.
                                    Attn:  Shareholder Services
                                    P. O. Box 1748
                                    Seattle, WA 98111-1748

If you pay with a check that does not clear or if your payment is not timely received, your purchase will be canceled. You will be responsible for any losses or expenses incurred by each Fund or the transfer agent, and the Fund can redeem shares you own in this or another identically registered Accessor Fund account as reimbursement. Each Fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

[graphic] By Federal Funds Wire. Wire instructions are described in the operations manual and must be accompanied or preceded by a trade sheet.

[graphic] By Telephone. Shareholders with aggregate account balances of at least $1 million may purchase Advisor Class Shares by telephone at (800) 759-3504. To prevent unauthorized transactions, Accessor Funds may use reasonable procedures to verify telephone requests.

IRA/Roth IRAs
-------------
Investors may purchase Advisor Class Shares through an Individual or Roth Retirement Custodial Account Plan. An IRA or Roth IRA with an aggregate balance of less than $10,000 on December 31 of any year may be assessed a $25.00 fee. Copies of an IRA or Roth IRA Plan may be obtained from Accessor Capital by calling (800) 759-3504.

Investment Minimums
-------------------

REGULAR ACCOUNTS
Initial investments must be at least $5,000 in one Fund. Subsequent investments must be at least $1,000.

RETIREMENT ACCOUNTS
Initial and subsequent investments must be at least $2,000 in one Fund.

Accessor Funds may accept small purchase amounts or reject any purchase order it believes may disrupt the management of the Funds.

Share Pricing
-------------
Investors purchase Advisor Class Shares of a Fund at its net asset value per share ("NAV"). The NAV is calculated by adding the value of Fund assets attributable to Advisor Class Shares, subtracting Fund liabilities attributable to the class, and dividing by the number of outstanding Advisor Class Shares. The NAV is calculated each day that the New York Stock Exchange ("NYSE") is open for business. The Funds generally calculate their NAV at the close of regular trading on the NYSE, generally 4:00 p.m. Eastern time. Shares are purchased at the NAV that is next calculated after purchase requests are received by the Funds.

Market Timing
-------------
Short-term or excessive trading into and out of a Fund may harm performance by disrupting portfolio management strategies and by increasing expenses. A Fund may temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of a Fund per calendar year. Moreover, a Fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in Accessor Capital's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to that Fund. For these purposes, Accessor Capital may consider an investor's trading history in that Fund or other Funds, and accounts under common ownership or control.

For More Information
--------------------
For additional information about purchasing shares of the Accessor Funds, please contact us at (800) 759-3504.

                             EXCHANGING FUND SHARES
                             ----------------------

As a shareholder, you have the privilege of exchanging shares of the Funds for shares of other Accessor Funds. Advisor Class Shares may be exchanged for shares of any other Fund on days when the NYSE is open for business, as long as shareholders meet the normal investment requirements of the other Fund. The request must be received in proper form by the Fund or certain financial intermediaries prior to the close of the NYSE, normally 4:00 p.m. Eastern time. Shares will be exchanged at the next NAV calculated after Accessor Capital receives the exchange request in proper form. The Fund may temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the Fund per calendar year. Shareholders should read the prospectus of any other Fund into which they are considering exchanging.

Exchanges through Accessor Funds
--------------------------------
Accessor Funds does not currently charge fees on exchanges directly through it. This exchange privilege may be modified or terminated at any time by Accessor Funds upon 60 days notice to shareholders. Exchanges may be made any of the following ways:

[graphic] By Mail. Share exchange instructions may be mailed to:

                                    Accessor Funds, Inc.
                                    Attn:  Shareholder Services
                                    P. O. Box 1748
                                    Seattle, WA 98111-1748

[graphic] By Fax. Instructions may be faxed to Accessor Funds at (206) 224-4274. An exchange of shares from a Fund involves a redemption of those shares and will be treated as a sale for tax purposes.

Exchanges through Financial Intermediaries
------------------------------------------
You should contact your financial intermediary directly to make exchanges. Your financial intermediary may charge additional fees for these transactions.

                             REDEEMING FUNDS SHARES
                             ----------------------

Investors may request to redeem Advisor Class Shares on any day that the NYSE is open for business. The request must be received in proper form by the Fund or certain financial intermediaries prior to the close of the NYSE, normally 4:00 p.m. Eastern time. Shares will be redeemed at the next NAV calculated after Accessor Capital receives the redemption request in proper form. Payment will ordinarily be made within seven days of the request by wire-transfer to a shareholder's domestic commercial bank account. Shares may be redeemed from Accessor Funds any of the following ways:

[graphic] By Mail. Redemption requests may be mailed to:

                                    Accessor Funds, Inc.
                                    Attn:  Shareholder Services
                                    P. O. Box 1748
                                    Seattle, WA 98111-1748

[graphic] By Fax. Redemption requests may be faxed to Accessor Funds at (206) 224-4274.

[graphic] By Telephone. Shareholders with aggregate account balances of at least $1 million may request redemption of shares by telephone at (800) 759-3504. To prevent unauthorized transactions, Accessor Funds may use reasonable procedures to verify telephone requests.

Shareholders may request that payment be made by check to the shareholders of record at the address of record. Such requests must be in writing and signed by all shareholders of record. Shareholders may also request that a redemption be made payable to someone other than the shareholder of record or be sent to an address other than the address of record. Such requests must be made in writing, be signed by all shareholders of record, and accompanied by a signature guarantee. The Transfer Agent may charge a $10.00 processing fee for each redemption check. Shares may also be redeemed through financial intermediaries from whom shares were purchased. Financial intermediaries may charge a fee for this service.

Large redemptions may disrupt the management and performance of the Funds. Each Fund reserves the right to delay delivery of your redemption proceeds for up to seven days if the Fund determines that the redemption amount will disrupt its operation or performance. If you redeem more than $250,000 worth of a Fund's shares within any 90-day period, the Fund reserves the right to pay part or all of the redemption proceeds above $250,000 in kind, i.e., in securities, rather than cash. If payment is made in kind, you may incur brokerage commissions if you elect to sell the securities, or market risk if you elect to hold them.

SYSTEMATIC WITHDRAWAL PLAN. Shareholders may request an automatic, monthly, quarterly or annual redemption of shares under the Systematic Withdrawal Plan (minimum monthly amount is $500). Applications for this plan may be obtained from Accessor Funds and must be received by Accessor Funds at least ten calendar days before the first scheduled withdrawal date. Systematic Withdrawals may be discontinued at any time by a shareholder or Accessor Funds.

LOW ACCOUNT BALANCES. Accessor Funds may redeem any account with a balance of less than $500 per Fund or less than $2,000 in aggregate across the Funds if the shareholder is not part of an Automatic Investment Plan. Shareholders will be notified in writing when they have a low balance and will have 60 days to purchase additional shares to increase the balance to the required minimum. Shares will not be redeemed if an account drops below the minimum due to market fluctuations.

In the event of an emergency as determined by the SEC, Accessor Funds may suspend the right of redemption or postpone payments to shareholders. If the Board of Directors determines a redemption payment may harm the remaining shareholders of a Fund, the Fund may pay a redemption in whole or in part by a distribution in kind of securities from the Fund.

================================================================================
Redemption requests for shares that were purchased by check will be honored at the next NAV calculated after receipt of the redemption request. However, redemption proceeds will not be transmitted until the check used for the
investment   has  cleared.
================================================================================

Signature Guarantees
--------------------
A signature guarantee is designed to protect the shareholders and the Funds against fraudulent transactions by unauthorized persons. When a signature guarantee is required, each signature must be guaranteed by a domestic bank or trust company, credit union, broker, dealer, national securities exchange, registered securities association, clearing agency, or savings associations as defined by federal law. The transfer agent may reject a signature guarantee if the guarantor is not a member of or participant in a signature guarantee program. A notary public stamp or seal is not a signature guarantee, and will not be accepted by the Fund. Accessor Capital at its discretion reserves the right to require a signature guarantee on any transaction request.

The Fund requires a guaranteed signature for the following:

[graphic] Transfer of ownership to another individual or organization. [graphic] Requests that redemption proceeds be sent to a different name or address than is registered on the account.
[graphic]  Requests that fed-wire  instructions be changed.
[graphic]  Requests for name changes.
[graphic]  Adding or removing a shareholder on an account.
[graphic]  Establishing or changing certain services after the account is open.

                       DIVIDENDS AND OTHER DISTRIBUTIONS
                       ---------------------------------

DIVIDENDS. Each Fund intends to annually distribute substantially all of its net investment income, which will include dividends it receives from the Underlying Funds in which it invests, as dividends to its shareholders. The Board of Directors presently intends to declare dividends quarterly, in March, June, September and December.

OTHER DISTRIBUTIONS. The Board of Directors intends to distribute to each Fund's shareholders substantially all of its net realized long- and short-term capital gains annually, generally in mid-December, these gains will consist almost entirely of (1) any distributions to it from the net capital gain realized by the Underlying Funds in which it invests and (2) net gains it realizes on its disposition of Underlying Fund shares (generally occasioned by its reallocating its assets under the Underlying Funds or by the need to make distributions and/or payments of redemption proceeds in excess of available cash. A Fund may need to make additional distributions at year-end to avoid federal income or excise taxes.

AUTOMATIC REINVESTMENT OF DIVIDENDS AND OTHER DISTRIBUTIONS. All dividends and other distributions on Advisor Class Shares of a Fund will be automatically reinvested in additional Advisor Class Shares of that Fund at their NAV unless a shareholder elects to receive them in cash. Shareholders that elect to receive their dividends in cash and request checks will be charged $10.00. Shareholders may alternatively choose to invest dividends and/or other distributions in Advisor Class Shares of any other Fund.

                            VALUATION OF SECURITIES
                            -----------------------

Each Fund's assets consist primarily of shares of the Underlying Funds, which are valued at their respective NAVs. The Underlying Funds generally value their securities using market quotations. However, short-term debt securities maturing in less than 60 days are valued using amortized cost, and securities for which market quotations are not readily available are valued at fair value. Because foreign securities markets are open on different days from U.S. markets, there may be instances when the NAV of an Underlying Fund that invests in foreign securities changes on days when shareholders are not able to buy or sell shares. If a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Underlying Fund's Board of Director's believes accurately reflects fair value.

                            FEDERAL INCOME TAXATION
                            -----------------------

Each Fund intends to elect to be, and to qualify for treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986. In any year in which a Fund qualifies as a regulated investment company and distributes substantially all of its investment company taxable income (which includes, among other items, net investment income and the excess of net short-term capital gain over net long-term capital loss) and its net capital gain (the excess of net long-term capital gain over net short-term capital loss), the Fund will not be subject to federal income tax to the extent it timely distributes that income and gain to its shareholders.

Dividends and other distributions that shareholders receive from a Fund, whether received in cash or reinvested in additional shares of the Fund, are subject to federal income tax and may also be subject to state and local tax. Generally, dividends from a Fund's investment company taxable income (consisting almost entirely of income dividends from the Underlying Funds in which it invests) and distributions of its net short-term capital gain, if any, are taxable as ordinary income, while distributions of its net capital gain (consisting of the gain described above under "Dividends and Other Distributions--Other Distributions") are taxable as long-term capital gain (generally, at a maximum rate of 20% for non-corporate shareholders). The rate of tax to a shareholder on distributions from a Fund of capital gain depends on the length of time the Fund held the securities that generated the gain, not the length of time the shareholder owned his or her shares.

Dividends and other distributions declared by a Fund in October, November, or December of any year generally are taxable to shareholders as though received on December 31 of that year even if paid to them during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

A redemption of a Fund's shares or an exchange of a Fund's shares for shares of another Fund or any other Accessor Fund will be treated as a sale of the Fund's shares, and any gain on the transaction will be subject to federal income tax.

After the conclusion of each calendar year, shareholders will receive information regarding the taxability of dividends and other distributions paid by the Funds during that year. The Funds are required to withhold and remit to the U.S. Treasury 31% of all dividends, capital gain distributions, and redemption proceeds payable to individuals and certain other non-corporate shareholders who have not provided the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions payable to those shareholders who otherwise are subject to backup withholding.

The foregoing is only a brief summary of certain federal income tax consequences of investing in the Funds. Please see the Statement of Additional Information for a further discussion. Shareholders should consult a tax adviser for further information regarding the federal, state, and local tax consequences of an investment in Advisor Class Shares.

                          DEFENSIVE DISTRIBUTION PLAN
                          ---------------------------

The Funds have adopted a Defensive Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 that recognizes that Accessor Capital may use its management or administrative fees, in addition to its past profits or its other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Fund shares and/or shareholder support services. Accessor Capital may pay significant amounts to intermediaries, such as banks, broker-dealers and other service-providers, that provide those services. The Board of Directors has currently authorized such payments for the Funds.

                              FINANCIAL HIGHLIGHTS
                              --------------------

The Funds are recently created mutual funds and consequently, Financial Highlights for the Funds are not currently available.

STATEMENT OF ADDITIONAL INFORMATION - ACCESSOR ALLOCATION FUNDS OF FUNDS ("SAI"). The SAI contains more detailed information about the Funds. The SAI is incorporated by reference into this Prospectus, making it legally part of this Prospectus.

Contact Accessor Capital at 1-800-759-3504 for shareholder inquiries or to receive a free copy of the Fund's SAI or visit Accessor Capital's web site at www.accessor.com.
================================================================================
Free copies of Accessor Funds' Shareholder Reports, SAI and other information are available from your financial intermediary or from

         ACCESSOR CAPITAL MANAGEMENT LP
         1420 Fifth Street, #3600
         Seattle, Washington 98101
         800-759-3504
         206-224-7420
         web site:  www.accessor.com

You may obtain copies of documents from the SEC, upon payment of duplicating fees, or view documents at the SEC's Public Reference Room in Washington, D.C.

         SECURITIES AND EXCHANGE COMMISSION
         Washington, DC  20549-6009
         800-SEC-0330 (Public Reference Section)
         (202) 942-8090
         e-mail:  publicinfo@sec.gov
         web site:  www.sec.gov
================================================================================
Accessor(R) is a registered trademark of Accessor Capital Management LP.

SEC file number: 811-06337.

[GRAPHIC]                    INVESTOR CLASS SHARES

ACCESSOR(R)FUNDS, INC. Prospectus                              November __, 2000




                         Accessor Income Allocation Fund
                   Accessor Income and Growth Allocation Fund
                        Accessor Balanced Allocation Fund
                   Accessor Growth and Income Allocation Fund
                         Accessor Growth Allocation Fund
                   Accessor Aggressive Growth Allocation Fund



The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

PRELIMINARY PROSPECTUS DATED SEPTEMBER 13, 2000. The information in this prospectus is not complete. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell the securities in any state where the offer or sale is not permitted.

                               THE ACCESSOR FUNDS

[Graphic] A family of 15 mutual funds, each with two classes of shares, offering a variety of fixed income and equity mutual funds. For information about the other Accessor Funds, please request the current Accessor Funds Prospectuses.

[Graphic] Designed to help investors realize the benefits of ASSET ALLOCATION and DIVERSIFICATION.

[Graphic] Managed and administered by Accessor Capital Management LP ("Accessor Capital").

This prospectus describes the six Accessor Allocation Funds of Funds. A fund of funds is a mutual fund that invests its assets in other mutual funds which gives you several advantages, such as:

[Graphic] Asset allocation in response to market conditions and periodic rebalancing.

[Graphic] Immediate diversification across different types of investments.

[Graphic] The benefit of a professional money manager.

[Graphic] For most small investors, a cost advantage over investing in individual stocks.

[Graphic] For some investors, tax advantages over trying to rebalance using individual mutual funds.

================================================================================
DIVERSIFICATION is the spreading of risk among a group of investment assets. Within a portfolio of investments, it means reducing the risk of any individual security by holding securities from a variety of companies. In a broader context, diversification means investing among a variety of security types to reduce the importance of any one type or class of security.

ASSET ALLOCATION is a logical extension of the principle of diversification. It is a method of mixing different types of investments (for example, stocks and bonds) in an effort to enhance returns and reduce risks.

Diversification and asset allocation do not, however, guarantee investment results.
================================================================================

The theory of diversification holds that investors can reduce their overall risk by spreading assets among a variety of investments. Each type of investment follows a cycle of its own and responds differently to changes in the economy and the marketplace. A decline in one investment can be balanced by returns in other investments that are stable or rising. Therefore, a major benefit of the Funds of Funds is the potential for attractive long-term returns with reduced volatility.

If you're a periodic investor, you can face the dilemma of trying to buy the right mix of mutual funds for a relatively small dollar amount each month. By investing in a fund of funds, you get a diversified portfolio, assembled by a professional money manager, that allows you access to more funds than you might be able to afford on your own. Each fund can be used in both taxable and tax-deferred accounts.

Before choosing your investment option, consider your investment goals, your time horizon for achieving them, and your tolerance for risk. The Fund or Funds you select should not represent your complete investment program or be used for short-term trading purposes.

                                TABLE OF CONTENTS

THE FUNDS

FUND SUMMARIES.................................................................1
PERFORMANCE....................................................................3
EXPENSES.......................................................................5
OBJECTIVES AND STRATEGIES......................................................7
DESCRIPTION OF UNDERLYING FUNDS...............................................11
PRINCIPAL RISKS OF INVESTING IN THE FUNDS.....................................13
PRINCIPAL RISKS OF UNDERLYING FUNDS...........................................14
MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE................................17

SHAREHOLDER INFORMATION

PURCHASING FUND SHARES........................................................18
WHERE TO PURCHASE.............................................................20
EXCHANGING FUND SHARES........................................................21
REDEEMING FUNDS SHARES........................................................22
SIGNATURE GUARANTEES..........................................................22
DIVIDENDS AND OTHER DISTRIBUTIONS.............................................23
VALUATION OF SECURITIES.......................................................23
FEDERAL INCOME TAXATION.......................................................24
DEFENSIVE DISTRIBUTION PLAN...................................................24
FINANCIAL HIGHLIGHTS..........................................................24

                                 FUND SUMMARIES
                                 --------------

EACH OF THE ACCESSOR ALLOCATION FUNDS (REFERRED TO IN THIS PROSPECTUS IN THIS PROSPECTUS AS "FUND" OR "FUNDS") IN THIS PROSPECTUS IS A "FUND OF FUNDS" AND SHARE THE SAME INVESTMENT APPROACH. EACH FUND SEEKS TO MAINTAIN A MIX OF ASSET CLASSES WITHIN AN ESTABLISHED RANGE, AND EACH INVESTS IN A COMBINATION OF THE INVESTOR CLASS SHARES OF OTHER ACCESSOR FUNDS (REFERRED TO IN THIS PROSPECTUS AS THE "UNDERLYING FUNDS"), WHICH REPRESENT SPECIFIC MARKET SEGMENTS. The Funds are designed to help investors realize the benefits of asset allocation and diversification. Each Fund pursues a different investment goal by investing in different combinations of the Underlying Funds. You may choose to invest in any of the funds based on your investment goals, investment time horizons, personal risk tolerances, and financial circumstances. Each Fund's performance will reflect the performance of different asset classes or different segments within an asset class. By investing in a combination of mutual funds, the Funds can offer diversification within a single investment.

                         WHAT IS EACH FUND'S OBJECTIVES?

The investment objective of each Fund is not fundamental and may be changed without shareholder approval by the Board of Directors of the Fund.

ACCESSOR INCOME ALLOCATION FUND seeks high current income and some stability of principal.

ACCESSOR INCOME AND GROWTH ALLOCATION FUND seeks high current income and some potential capital appreciation.

ACCESSOR BALANCED ALLOCATION FUND seeks moderate current income and some potential capital appreciation.

ACCESSOR GROWTH AND INCOME ALLOCATION FUND seeks moderate potential capital appreciation and some current income.

ACCESSOR GROWTH ALLOCATION FUND seeks high potential capital appreciation and some current income.

ACCESSOR   AGGRESSIVE  GROWTH  ALLOCATION  FUND  seeks  high  potential  capital appreciation.

               WHAT IS EACH FUND'S PRINCIPAL INVESTMENT STRATEGY?

Each Fund invests substantially all of its assets in a select group of the Underlying Funds.

Each Fund seeks to maintain broad exposure to several markets in an attempt to reduce the impact of markets that are declining and to benefit from good performance in particular market segments. The level of diversification the Funds obtain from being invested in a number of Underlying Funds reduces the risk associated with an investment in a single Underlying Fund. This risk is further reduced because each Underlying Fund's investments are also spread over a range of issuers, industries and, in the case of the international Underlying Fund, countries.

The ACCESSOR INCOME ALLOCATION FUND can invest in a combination of four fixed-income funds and one money market fund. This Fund uses a conservative asset allocation strategy DESIGNED TO PROVIDE INCOME FOR INVESTORS WITH A LOW RISK TOLERANCE AND A 1-3 YEAR TIME HORIZON.

The ACCESSOR INCOME AND GROWTH ALLOCATION FUND can invest in a combination of four equity funds, four fixed-income funds and one money market fund. This Fund uses a conservative asset allocation strategy DESIGNED TO PROVIDE INCOME AND SOME CAPITAL APPRECIATION FOR INVESTORS WITH A LOW RISK TOLERANCE AND A 3-5 YEAR TIME HORIZON.

The ACCESSOR BALANCED ALLOCATION FUND can invest in a combination of four equity funds, four fixed-income funds and one money market fund. This Fund uses a moderate asset allocation strategy DESIGNED TO PROVIDE A BALANCED MIX OF CURRENT INCOME AND CAPITAL APPRECIATION TO INVESTORS WITH A MODERATE RISK TOLERANCE AND A 5-10 YEAR TIME HORIZON.

The ACCESSOR GROWTH AND INCOME ALLOCATION FUND can invest in a combination of four equity funds, four fixed-income funds and one money market fund. This Fund uses a moderate asset allocation strategy DESIGNED TO PROVIDE A BALANCED MIX OF CURRENT CAPITAL APPRECIATION AND CURRENT INCOME TO INVESTORS WITH A MODERATE RISK TOLERANCE AND A TIME HORIZON OF 5-10 YEARS.

The ACCESSOR GROWTH ALLOCATION FUND can invest in a combination of four equity funds, four fixed-income funds and one money market fund. This Fund uses an aggressive asset allocation strategy DESIGNED TO PROVIDE CAPITAL APPRECIATION TO INVESTORS WITH A HIGH RISK TOLERANCE AND A TIME HORIZON OF 10 YEARS OR MORE.

The ACCESSOR AGGRESSIVE GROWTH ALLOCATION FUND can invest in a combination of four equity funds and one money market fund. This Fund uses a very aggressive asset allocation strategy DESIGNED TO PROVIDE CAPITAL APPRECIATION TO INVESTORS WITH A VERY HIGH RISK TOLERANCE AND A TIME HORIZON OF 10 YEARS OR MORE.

Each Fund seeks to obtain the greatest return for the level of risk assumed by that Fund. Each Fund's investment strategy emphasizes asset allocation.

       WHAT ARE THE PRINCIPAL INVESTMENT RISKS OF INVESTING IN THE FUNDS?

Each Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Funds' overall price swings. LOSS OF MONEY IS A RISK OF INVESTING IN EACH FUND. AN INVESTMENT IN A FUND IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENTAL AGENCY. While the Funds offer a greater level of diversification than most other types of mutual funds, a single Fund may not provide a complete investment program for an investor. The following summarizes important risks that apply to the Funds and may result in a loss of your investment. There can be no assurance that a Fund will achieve its investment objective.

ALLOCATION RISK - Each Fund's investment performance depends upon how its assets are allocated and reallocated among particular Underlying Funds. A principal risk of investing in a Fund is that the allocation techniques and decisions will not produce the desired results, and a Fund may not achieve its investment objective.

UNDERLYING FUNDS RISK - The investments of each Fund are concentrated in the Underlying Funds, and each Fund's investment performance is directly related to the investment performance of the Underlying Funds held by it. A Fund's share prices will fluctuate as the prices of the Underlying Funds rise or fall with changing market conditions. Because the Funds invest in the Underlying Funds, the Funds' shareholders will be affected by the investment policies and principal risks of the Underlying Funds in direct proportion to the amount of assets the Funds allocate to those Underlying Funds. Because the Fund's allocation among the Underlying Funds will vary, your investment may be subject to any and all of these risks at different times and to different degrees.

Among the principal risks of the Underlying Funds, which could adversely effect the net asset value, yield and total return of a Fund are:

[Graphic]  Stock Market Volatility.
[Graphic]  Company Risk.
[Graphic]  Sector Risk.
[Graphic]  Foreign Exposure.
[Graphic]  Bond Market Volatility.
[Graphic]  Issuer Risk.
[Graphic]  Credit Risk.
[Graphic]  Lower Rated Debt Securities.
[Graphic]  Interest Rate Risk.
[Graphic]  Prepayment Risk.
[Graphic]  Inflation Risk.

Please see "Principal Risks of Underlying Funds" for a description of these and other risks associated with the Underlying Funds and an investment in a Fund.

                                   PERFORMANCE
                                   -----------

The Funds are recently created mutual funds and consequently performance figures for the Funds are not currently available.

                                    EXPENSES
                                    --------

The Funds are no load mutual funds. There are no fees or charges to buy or sell fund shares, reinvest dividends, or exchange into other Funds or into the Underlying Funds. You should keep in mind that shareholders of each Fund bear indirectly the expenses of the Underlying Funds in which the Funds invest. The Funds will indirectly bear their pro rata share of the fees and expenses (including management fees) incurred by the Underlying Funds that are borne by all Underlying Fund shareholders. The investment returns of each Fund, then, will be net of that Fund's share of the expenses of the Underlying Funds in which the Fund is invested. THE FOLLOWING TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD INVESTOR CLASS SHARES OF A FUND.


                                                          Income     Income           Balanced     Growth        Growth    Agressive
                                                                     and Growth       Growth       and Income              Growth
Shareholder Fees (1)(2)
(fees paid directly from your investment)
MAXIMUM SALES CHARGE IMPOSED                              none       none             none         none          none      none
ON PURCHASES (as a percent of offering price)
MAXIMUM SALES CHARGE IMPOSED                              none       none             none         none          none      none
ON REINVESTED DIVIDENDS
MAXIMUM DEFERRED SALES CHARGE                             none       none             none         none          none      none
REDEMPTION FEE(3)                                         none       none             none         none          none      none

Annual Fund Operating Expenses
(expenses deducted from Fund assets)
MANAGEMENT FEES                                           0.10%      0.10%            0.10%        0.10%         0.10%     0.10%
DISTRIBUTION AND SERVICE (12b-1) FEE                      0.25%      0.25%            0.25%        0.25%         0.25%     0.25%
     Other Expenses(4)                                    0.00       0.00             0.00         0.00          0.00      0.00
     Administrative Services Fees(5)                      0.25%      0.25%            0.25%        0.25%         0.25%     0.25%
TOTAL OTHER EXPENSES                                      0.25%      0.25%            0.25%        0.25%         0.25%     0.25%
TOTAL ANNUAL FUND OPERATING EXPENSES                      0.60%      0.60%            0.60%        0.60%         0.60%     0.60%
----------

(1)Shares of the Funds are expected to be sold primarily through financial intermediaries that may charge shareholders a fee. These fees are not included in the tables.
(2)An annual maintenance fee of $25.00 may be charged by Accessor Capital, as the Transfer Agent to each IRA with an aggregate balance of less than $10,000 on December 31 of each year.
(3)The Transfer Agent may charge a processing fee of $10.00 for each check redemption request.
(4) The Funds have applied to the Securities and Exchange Commission for an exemptive order allowing the Funds to enter into an agreement with the Underlying Funds under which the Underlying Funds will bear certain of the Funds "Other Expenses." Consequently, the Funds do not expect to bear any "Other Expenses".
(5) Pursuant to an Administrative Services Plan, Accessor Funds may pay financial intermediaries who have entered into arrangements with Accessor Funds up to 0.25% of the average daily net assets of their clients who may from time to time beneficially own Investor Class Shares of the Funds.

The following table provides a range of estimated average weighted expense ratios for Investor Class Shares of each Fund, which includes the indirect expenses of the Underlying Funds. A range is given instead of a single number because the pro-rata share of expenses fluctuates along with the changes in the average assets in each of the Underlying Funds.

Accessor Income Allocation                                    1.24% - 1.34%
Accessor Income and Growth Allocation                         1.35% - 1.45%
Accessor Balanced Allocation                                  1.43% - 1.48%
Accessor Growth and Income Allocation                         1.46% - 1.56%
Accessor Growth Allocation                                    1.52% - 1.62%
Accessor Aggressive Growth Allocation                         1.58% - 1.68%

                                EXPENSE EXAMPLE
                                ---------------
The Example shows what an investor in Investor Class Shares of a Fund could pay over time. The Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares by wire at the end of those periods. The Example does not include the effect of the $10 fee for check redemption requests. The Example also assumes that your investment has a 5% rate of return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the following table uses the midpoints of the ranges shown above. Based on these assumptions your costs would be:
                                                     ONE              THREE
                                                     YEAR             YEARS
ACCESSOR INCOME ALLOCATION                           $132             $410
ACCESSOR INCOME AND GROWTH ALLOCATION                $142             $442
ACCESSOR BALANCED ALLOCATION                         $150             $467
ACCESSOR GROWTH AND INCOME ALLOCATION                $154             $478
ACCESSOR GROWTH ALLOCATION                           $159             $495
ACCESSOR AGGRESSIVE GROWTH ALLOCATION                $166             $514

                            OBJECTIVES AND STRATEGIES
                            -------------------------

Asset Allocation

The investment strategy of the Funds focuses on asset allocation (varying the concentration of asset classes in the Funds). Accessor Capital manages the asset class risk to which the Funds are exposed by varying the concentration of assets classes in the Funds. The table below reflects the current target and potential ranges of investments in various asset classes.

------------------- ----------- -------------- --------------- -------------- ------------- ------------- ---------------
Asset Class                     Income         Income and      Balanced       Growth and    Growth        Aggressive
                                               Growth                         Income                      Growth
=================== =========== ============== =============== ============== ============= ============= ===============
Stock Funds         Target      0%             30%             50%            60%           80%           100%
                    Range       0%-5%          20%-40%         40%-60%        50%-70%       70%-90%       85%-100%
=================== =========== ============== =============== ============== ============= ============= ===============
Bond Funds          Target      85%            60%             46%            36%           20%           0%
                    Range       70%-100%       40%-80%         30%-60%        20%-50%       5%-30%        0%-10%
=================== =========== ============== =============== ============== ============= ============= ===============
Money Market        Target      15%            10%             4%             4%            0%            0%
Fund                Range       0%-30%         0%-20%          0%-10%         0%-10%        0%-5%         0%-5%
------------------- ----------- -------------- --------------- -------------- ------------- ------------- ---------------

Accessor Capital decides how much of each Fund's assets to allocate to Underlying Fund investments within the ranges set forth below based on its outlook for, and on the relative valuations of, the Underlying Funds and the various markets in which they invest. Each Fund may sell the Underlying Funds or other securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities. The Funds expect to be fully invested in the underlying Accessor mutual funds at all times. To provide liquidity as well as to assist in achieving the Fund's investment objective, each Fund may invest in the underlying U.S. Government Money Fund. Each Fund may invest in shares of the same Underlying Fund; however the percentage of each Fund's assets so invested will vary depending upon the fund's investment objective. Based on its asset allocation analysis, Accessor Capital determines the mix of Underlying Funds appropriate for each Fund.

================================================================================
Target allocation represents the Funds' current target for investments in the Underlying Funds. You should note that Accessor Capital has the discretion to
change each  Fund's  target   allocation.
================================================================================

ACCESSOR INCOME ALLOCATION FUND
-------------------------------
INVESTMENT OBJECTIVE The Income Fund seeks high current income and some stability of principal.

INVESTMENT STRATEGY The Income Fund can invest in a combination of four fixed-income funds and one money market fund. This Fund uses a conservative asset allocation strategy DESIGNED TO PROVIDE INCOME FOR INVESTORS WITH A LOW RISK TOLERANCE AND A 1-3 YEAR TIME HORIZON.

                                            Asset Allocation     PIE CHART OF
Underlying Fund*                   Target   Potential Range    TARGET ALLOCATION
                                                                   Data Points
High Yield Bond                     10%         5%-15%                10%
Intermediate Fixed-Income           20%         15%-25%               20%
Short-Intermediate Fixed-Income     30%         25%-35%               30%
Mortgage Securities                 25%         20%-30%               25%
U.S. Government Money**             15%         10%-20%               15%
Growth                              0%          0%-5%
Value                               0%          0%-5%
Small to Mid Cap                    0%          0%-5%
International Equity                0%          0%-5%

ACCESSOR INCOME AND GROWTH ALLOCATION FUND
------------------------------------------
INVESTMENT OBJECTIVE The Income and Growth Fund seeks high current income and some potential capital appreciation.

INVESTMENT STRATEGY The Income and Growth Fund can invest in a combination of four equity funds, four fixed-income funds and one money market fund. This Fund uses a conservative asset allocation strategy DESIGNED TO PROVIDE INCOME AND SOME CAPITAL APPRECIATION FOR INVESTORS WITH A LOW RISK TOLERANCE AND A 3-5 YEAR TIME HORIZON.

                                             Asset Allocation    PIE CHART OF
Underlying Fund*                     Target  Potential Range   TARGET ALLOCATION
                                                                  Data Points
Growth                                9%          4%-14%               9%
Value                                 9%          4%-14%               9%
Small to Mid Cap                      7%          2%-12%               7%
International Equity                  5%          0%-10%               5%
High Yield Bond                       15%         10%-20%              15%
Intermediate Fixed-Income             15%         10%-20%              15%
Short-Intermediate Fixed-Income       20%         15%-25%              20%
Mortgage Securities                   10%         5%-15%               10%
U.S. Government Money**               10%         5%-15%               10%

-------
*Invested in Advisor Class only.
**Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund's goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in this fund.
================================================================================
KEY TO PIE CHART:
[graphic] Growth                [graphic] Value       [graphic] Small to Mid Cap
[graphic] International Equity  [graphic] High Yield  [graphic] Intermediate
                                          Bond                  Fixed
[graphic] Short-Intermediate    [graphic] Mortgage   [graphic] U.S. Government
          Fixed                           Securities           Money
================================================================================

ACCESSOR BALANCED ALLOCATION FUND
---------------------------------
INVESTMENT OBJECTIVE The Balanced Fund seeks moderate current income and some potential capital appreciation.

INVESTMENT STRATEGY The Balanced Fund can invest in a combination of four equity funds, four fixed-income funds and one money market fund. This Fund uses a moderate asset allocation strategy DESIGNED TO PROVIDE A BALANCED MIX OF CURRENT INCOME AND CAPITAL APPRECIATION TO INVESTORS WITH A MODERATE RISK TOLERANCE AND A 5-10 YEAR TIME HORIZON.

                                           Asset Allocation      PIE CHART OF
Underlying Fund*               Target      Potential Range     TARGET ALLOCATION
                                                                  Data Points
Growth                           15%        10%-20%                  15%
Value                            15%        10%-20%                  15%
Small to Mid Cap                 10%        5%-15%                   10%
International Equity             10%        5%-15%                   10%
High Yield Bond                  9%         4%-14%                   9%
Intermediate Fixed- Income       14%        9%-19%                   14%
Short-Intermediate Fixed-Income  10%        5%-15%                   10%
Mortgage Securities              13%        8%-18%                   13%
U.S. Government Money**          4%         0%-9%                    4%

ACCESSOR GROWTH AND INCOME ALLOCATION FUND
------------------------------------------
INVESTMENT OBJECTIVE The Growth and Income Fund seeks moderate potential capital appreciation and some current income.

INVESTMENT STRATEGY The Growth and Income Fund can invest in a combination of four equity funds, four fixed-income funds and one money market fund. This Fund uses a moderate asset allocation strategy designed to provide a balanced mix of current capital appreciation and current income to investors with a moderate risk tolerance and a time horizon of 5-10 years.

                                           Asset Allocation      PIE CHART OF
Underlying Fund*                Target      Potential Range    TARGET ALLOCATION
                                                                 Data Points
Growth                          17%         12%-22%                  17%
Value                           17          12%-22%                  17
Small to Mid Cap                11%         6%-16%                   11%
International Equity            15%         10%-20%                  15%
High Yield Bond                 7%          2%-12%                   7%
Intermediate Fixed-Income       13%         8%-18%                   13%
Short-Intermediate Fixed-Income 7%          2%-12%                   7%
Mortgage Securities             9%          4%-14%                   9%
U.S. Government Money**         4%          0%-9%                    4%

---------
*Invested in Advisor Class only.
**Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund's goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in this fund.
================================================================================
KEY TO PIE CHART:
[graphic] Growth                [graphic] Value       [graphic] Small to Mid Cap
[graphic] International Equity  [graphic] High Yield  [graphic] Intermediate
                                          Bond                  Fixed
[graphic] Short-Intermediate    [graphic] Mortgage   [graphic] U.S. Government
          Fixed                           Securities           Money
================================================================================

ACCESSOR GROWTH ALLOCATION FUND
-------------------------------
INVESTMENT OBJECTIVE The Growth Fund seeks high potential capital appreciation and some current income.

INVESTMENT STRATEGY The Growth Fund can invest in a combination of four equity funds, four fixed-income funds and one money market fund. This Fund uses an aggressive asset allocation strategy designed to provide capital appreciation to investors with a high risk tolerance and a time horizon of 10 years or more.

                                            Asset Allocation     PIE CHART OF
Underlying Fund*               Target       Potential Range    TARGET ALLOCATION
                                                                  Data Points
Growth                          24%         19%-29%                  24%
Value                           24          19%-29%                  24
Small to Mid Cap                12%         7%-17%                   12%
International Equity            20%         15%-25%                  20%
High Yield Bond                 5%          0%-10%                   5%
Intermediate Fixed- Income      8%          3%-13%                   8%
Short-Intermediate Fixed-Income 0%          0%-5%                    0%
Mortgage Securities             7%          2%-12%                   7%
U.S. Government Money**         0%          0%-5%

ACCESSOR AGGRESSIVE GROWTH ALLOCATION FUND
------------------------------------------
INVESTMENT OBJECTIVE The Aggressive Growth Fund seeks high potential capital appreciation.

INVESTMENT STRATEGY The Aggressive Growth Fund can invest in a combination of four equity funds and one money market fund. This Fund uses a very aggressive asset allocation strategy designed to provide capital appreciation to investors with a very high risk tolerance and a time horizon of 10 years or more.

                                        Asset Allocation         PIE CHART OF
Underlying Fund*               Target   Potential Range        TARGET ALLOCATION
                                                                   Data Points
Growth                          30%       25%-35%                     30%
Value                           30        25%-35%                     30
Small to Mid Cap                16%       11%-21%                     16%
International Equity            24%       19%-29%                     24%
High Yield Bond                 0%        0%-5%
Intermediate Fixed-Income       0%        0%-5%
Short-Intermediate Fixed-Income 0%        0%-5%
Mortgage Securities             0%        0%-5%
U.S. Government Money**         0%        0%-5%

---------
*Invested in Advisor Class only.
**Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund's goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in this fund.
================================================================================
KEY TO PIE CHART:
[graphic] Growth                [graphic] Value       [graphic] Small to Mid Cap
[graphic] International Equity  [graphic] High Yield  [graphic] Intermediate
                                          Bond                  Fixed
[graphic] Short-Intermediate    [graphic] Mortgage   [graphic] U.S. Government
          Fixed                           Securities           Money
================================================================================

The particular Underlying Funds in which each Fund may invest and the allocation targets and ranges in each Underlying Fund may be changed from time to time without shareholder approval. In addition, each Fund's investment objectives and all policies not specifically designated as fundamental in this Prospectus or the Statement of Additional Information are non-fundamental and may be changed by the Board of Directors without shareholder approval. If there is a change in a Fund's investment objective or policies, you should consider whether that Fund remains and appropriate investment in light of your then current financial position and needs. Each Fund's investment objective, investment strategy, current target allocations in the Underlying Funds and potential ranges of allocations in the Underlying Funds are set forth in the tables below.

                        DESCRIPTION OF UNDERLYING FUNDS
                        -------------------------------

The table below gives a brief description of the principal investment programs of the Underlying Funds. Additional information about the investment practices and policies of the Underlying Funds can be found in the Statement of Additional Information. No offer is made in this Prospectus of any of the Underlying Funds.

UNDERLYING FUND NAME      INVESTMENT PROGRAM
========================  ======================================================
Growth                    Seeks capital  growth through  investing  primarily in
                          equity securities with greater than average growth characteristics selected from the Standard & Poor's
                          500 Composite Stock Price Index ("S&P 500").

                          The Money Manager, Chicago Equity Partners, selects stocks that it believes will outperform peer companies while maintaining an overall risk level similar to that of the benchmark.

========================  ======================================================
Value Seeks generation of current income and capital growth by investing primarily in income-producing equity securities selected from the S&P 500.

                          The Money Manager, Martingale Asset Management, analyzes fundamental information about companies such as their assets, earnings and growth to identify undervalued stocks, focusing primarily on stocks issued by companies with low price to earnings and/or price to book ratios and companies with improving growth of earnings and/or growth of dividends.

========================  ======================================================
Small to Mid Cap          Seeks capital  growth  through  investing primarily in
                          equity securities of small to medium capitalization issuers.

                          The Fund invests at least 65% of its total assets in the stocks of small and medium capitalization companies that are expected to experience higher than average growth of earnings or stock price. The Money Manager, Symphony Asset Management, uses a quantitative approach to analyze earnings forecasts, price movements and other factors to identify growth stocks with attractive fundamentals relative to price.
========================  ======================================================

========================  ======================================================
International Equity      Seeks capital growth by  investing primarily in equity
                          securities of companies domiciled in countries other than the United States and traded on foreign stock exchanges.

                          The Fund will have at least 65% of its total assets in the stocks of companies domiciled in Europe and the Pacific Rim. The Fund normally intends to maintain investments in at least three different countries outside the United States. The Money Manager, Nicholas-Applegate Capital Management, reflects a focus on individual security selection. Nicholas-Applegate uses fundamental qualitative and quantitative analysis to seek companies that are industry leaders in the process of positive change.

========================  ======================================================
Intermediate              Seeks  generation  of  current   income  by  investing
Fixed-Income              primarily in fixed-income securities with durations of
                          between three and ten years and a dollar-weighted average portfolio duration that does not vary more or less than 20% from that of the Lehman Brothers
                          Government/Credit Index.

                          The Fund primarily invests in investment grade debt securities or debt securities unrated but of similar quality, but may invest up to 20% of the net assets in securities rated BBB by Standard and Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's"), and up to 6% of the net assets of the Fund in securities rated BB by S&P or Ba by Moody's or debt securities unrated but of similar quality. The Money Manager, Cypress Asset Management, uses quantitative analyses and risk control methods to ensure that the Fund's overall risk and duration characteristics are consistent with the Lehman Brothers Government/Credit Index. Cypress Asset Management seeks to enhance the Fund's returns by systematically overweighting its investments in the corporate sector as compared to the index.

========================  ======================================================
Short-Intermediate        Seeks   preservation  of  capital  and  generation  of
Fixed-Income              current income  by investing primarily in fixed-income
                          securities with durations of between one and five years and a dollar-weighted average portfolio duration that does not vary more or less than 20% from that of the Lehman Brothers Government/Credit 1-5 Year Index.

                          The Fund primarily invests in investment grade debt securities or debt securities unrated but of similar quality, but may invest up to 20% of the net assets in securities rated BBB by S&P or Baa by Moody's and up to 6% of the net assets in securities rated BB by S&P or Ba by Moody's or debt securities unrated but of similar quality. The Money Manager, Cypress Asset Management, uses quantitative analyses and risk control methods to ensure that the Fund's overall risk and duration characteristics are consistent with the Lehman Brothers Government/Credit 1-5 Year Index. Cypress Asset Management seeks to enhance the Fund's returns by systematically overweighting its investments in the corporate sector as compared to the index.

========================  ======================================================

========================  ======================================================
High Yield Bond           Seeks current income by investing  primarily in lower-
                          rated, high-yield corporate debt securities.

                          The Fund invests primarily in lower-rated, high-yield corporate debt securities commonly referred to as "junk bonds." Under normal conditions, at least 65% of the Fund's total assets will be invested in debt securities rated lower than Baa by Moody's or BBB by S&P, or securities judged to be of equivalent quality by the Money Manager. The Fund will normally maintain an aggregate dollar-weighted average portfolio duration that does not vary outside of a band of plus or minus 20% from that of the Lehman Brothers U.S. Corporate High Yield Index. The Money Manager, Financial Management Advisors, Inc. ("FMA"), selects debt securities on a company-by company basis, emphasizing fundamental research and a long-term investment horizon. Their analysis focuses on the nature of a company's business, its strategy, and the quality of its management. Based on this analysis, the Money Manager looks primarily for companies whose prospects are stable or improving, and whose bonds offer an attractive yield. Companies with improving prospects are normally more attractive in the opinion of the Money Manager because they offer better assurance of debt repayment.

========================  ======================================================
Mortgage Securities       Seeks  generation  of  current  income   by  investing
                          primarily  in   mortgage-related  securities  with  an
                          aggregate dollar-weighted average portfolio duration that does not vary outside of a band of plus or minus
                          20% from that of the  Lehman  Brothers Mortgage-Backed
                          Securities Index.

                          The Money Manager, BlackRock Financial Management, Inc., uses quantitative risk control methods to ensure
                          that   the   Fund's  overall    risk   and   duration
                          characteristics are consistent with the Index.

========================  ======================================================
U.S. Government Money     Seeks   maximum   current  income consistent  with the
                          preservation of principal and liquidity  by  investing
                          primarily  in   short-term   obligations   issued   or
                          guaranteed   by  the  U.S. Government,  its   agencies
                          or   instrumentalities.

                          Accessor  Capital  Management   directly  invests  the
                          assets of the Fund.
------------------------- ------------------------------------------------------

                   PRINCIPAL RISKS OF INVESTING IN THE FUNDS
                   -----------------------------------------

UNDERLYING FUND RISKS. The investments of each Fund are concentrated in the Underlying Funds, and each Fund's investment performance is directly related to the investment performance of the Underlying Funds held by it. The ability of each Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their objectives as well as the allocation among those Underlying Funds by Accessor Capital. The value of the Underlying Funds' investments, and the net asset values ("NAV") of the shares of both the Funds and the Underlying Funds, will fluctuate in response to various market and economic factors related to the equity and fixed-income markets, as well as the financial condition and prospects of issues in which the Underlying Funds invest. There can be no assurance that the investment objective of any Fund or any Underlying Fund will be achieved.

Because the Funds invest in the Underlying Funds, the Funds' shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of assets the Funds allocate to those Funds. Each Fund may invest in Underlying Funds that in turn invest in small capitalization companies and foreign issuers and thus are subject to additional risks, including changes in foreign currency exchange rates and political risk. Foreign investments may include securities of issuers located in emerging countries in Asia, Latin America, Eastern Europe and Africa. Each Fund may also invest in Underlying Funds that in turn invest in non-investment grade fixed-income securities ("junk bonds"), which are considered speculative by traditional standards. In addition, the Underlying Funds may purchase derivative securities; enter into forward currency transactions; lend their Fund securities; enter into futures contracts and options transactions; purchase zero coupon bonds and payment-in-kind bonds; purchase securities issued by real estate investment trusts ("REITs") and other issuers in the real estate industry; purchase restricted and illiquid securities; purchase securities on a when-issued or delayed delivery basis; enter into repurchase agreements; borrow money; and engage in various other investment practices. The risks presented by these investment practices are discussed in this Prospectus and in the Statement of Additional Statement.

ALLOCATION RISK. Each Fund's investment performance depends upon how its assets are allocated and reallocated among particular Underlying Funds according to the Fund's equity/fixed-income allocation targets and ranges. A principal risk of investing in each Fund is that Accessor Capital will make less than optimal or poor asset allocation decisions. Accessor Capital attempts to identify asset classes and sub-classes represented by the Underlying Funds that will provide consistent, quality performance for the Funds, but there is no guarantee that Accessor Capital's allocation techniques will produce the desired results. It is possible that Accessor Capital will focus on Underlying Funds that perform poorly or underperform other available mutual funds under various market conditions. You could lose money on your investment in a Fund as a result of these allocation decisions.

CONCENTRATION. The Funds may indirectly concentrate their investments within one industry through their investments in the Underlying Funds. Such indirect concentration of a Funds' assets may subject the shares of that Fund to greater fluctuation in value than would be the case in the absence of such concentration.


                      PRINCIPAL RISKS OF UNDERLYING FUNDS
                      -----------------------------------

Risks of the Funds depend on the risks of the Underlying Funds. To determine how much each Fund is subject to the risks below, please refer to the Objectives and Strategies section to see what proportion of the Fund's assets may be invested in each Underlying Fund.

Principal Risks of Underlying Equity Funds
------------------------------------------

STOCK MARKET VOLATILITY. Stock values fluctuate in response to issuer, political, market and economic developments. In the short term, stock prices can fluctuate dramatically in response to these developments. Securities that undergo an initial public offering may trade at a premium in the secondary markets. However, there is no guarantee that a Fund will have the ability to participate in such offerings on an ongoing basis.

COMPANY RISK. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. The value of securities of smaller capitalization issuers can be more volatile than that of larger issuers.

SECTOR RISK. Different parts of the market can react differently to developments. For example, large cap stocks can react differently than small cap stocks, and "growth" stocks can react differently than "value" stocks. Issuer, political or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

FOREIGN EXPOSURE. Foreign exposure is a principal risk for the International Equity Fund, which concentrates its investments in foreign securities, and may also be a risk for the other Equity Funds. Foreign securities, foreign currencies and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets.

Investing in emerging markets involves risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of foreign development, political stability, market depth, infrastructure and capitalization and regulatory oversight are generally less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory and political uncertainties. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently than the U.S. market.

Each Underlying Fund's portfolio securities usually are valued on the basis of the most recent closing market prices at 4 p.m. ET when each fund calculates its NAV. Most of the securities in which the underlying International Equity Fund invests, however, are traded in markets that close before that time. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at 4 p.m. Normally, developments that could affect the values of portfolio securities that occur between the close of the foreign market and 4 p.m. ET will not be reflected in the Underlying International Equity Funds' NAVs. However, if the Underlying International Equity Fund determines that such developments are so significant that they will clearly and materially affect the value of the Underlying International Equity Fund's securities, the Underlying International Equity Fund may adjust the previous closing prices for these securities to reflect fair value.

Principal Risks of the Underlying Fixed-Income Funds
-----------------------------------------------------

BOND MARKET VOLATILITY. Individual securities are expected to fluctuate in response to issuer, general economic and market changes. An individual security or category of securities may, however, fluctuate more or less than the market as a whole.

ISSUER RISK. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can adversely affect the credit quality or value of an issuer's securities. The value of an individual security or category of securities may be more volatile than the debt market as a whole. Entities providing credit support or a maturity-shortening structure are also affected by these types of changes. Any of a Fund's holdings could have its credit downgraded or could default, which could affect the Fund's performance.

CREDIT RISK. Credit risk is a principal risk for the High Yield Bond Fund, which concentrates its investments in securities with lower credit quality, and is a possible risk for the Intermediate and Short-Intermediate Fixed-Income Funds. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal. Some issuers may not make payments on debt securities held by a Fund, causing a loss. Or, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of a Fund. A change in the quality rating of a bond or other security can also affect the security's liquidity and make it more difficult for a Fund to sell. Lower quality debt securities and comparable unrated debt securities are more susceptible to these problems than higher quality obligations.

Because of its concentration in investments in junk bonds, the High Yield Bond Fund is subject to substantial credit risk. Credit quality in the high-yield bond market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks of a particular high-yield bond. The Funds' Money Managers will not rely solely on ratings issued by established credit rating agencies, but will utilize these ratings in conjunction with its own independent and ongoing credit analysis.

LOWER RATED DEBT SECURITIES. Lower rated debt securities are a principal risk for the High Yield Bond Fund, which concentrates its investments in lower rated debt securities, and are also a risk for the Intermediate and Short-Intermediate Fixed-Income Funds. Debt securities rated lower than BBB by S&P or lower than Baa by Moody's are commonly referred to as "junk bonds." Lower rated debt securities and comparable unrated debt securities have speculative characteristics and are subject to greater risks than higher rated securities. These risks include the possibility of default on principal or interest payments and bankruptcy of the issuer. During periods of deteriorating economic or financial conditions, the ability of issuers of lower rated debt securities to service their debt, meet projected goals or obtain additional financing may be impaired. In addition, the market for lower rated debt securities has in the past been more volatile and less liquid than the market for higher rated debt securities. These risks could adversely affect the Funds that invest in these debt securities.

INTEREST RATE RISK. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security falls when interest rates rise and rises when interest rates fall. Securities with longer durations generally are more sensitive to interest rate changes. In other words, the longer the duration of a security, the greater the impact a change in interest rates is likely to have on the security's price. In addition, short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. When short-term interest rates fall, the U.S. Government Money Fund's yield will generally fall as well.

PREPAYMENT RISK. Prepayment risk is a principal risk for the Mortgage Securities Fund, which concentrates its investments in mortgage securities, and may also be a risk for the other Fixed-Income Funds. Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security's maturity. For example, if interest rates are dropping and an issuer pays off an obligation or a bond before maturity, the Fund may have to reinvest at a lower interest rate. Securities subject to prepayment generally offer less potential for gains during periods of declining interest rates and similar or greater potential for loss in periods of rising interest rates. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. Prepayments on assets underlying mortgage or other asset backed securities held by a Fund can adversely affect those securities' yield and price.

INFLATION RISK. The real value of the U.S. Government Money Fund's yield may be eroded by inflation over time. The U.S. Government Money Fund may under perform the bond and equity markets over time.

Other Risks of Investing in the Funds
-------------------------------------

AFFILIATED PERSONS. In managing the Funds, Accessor Capital will have the authority to select and substitute Underlying Funds. Accessor Capital is subject to conflicts of interest in allocating Fund assets among the various Underlying Funds both because the fees payable to it and/or its affiliates by some Underlying Funds are higher than the fees payable by other Underlying Funds and because Accessor Capital is also responsible for managing and administering the Underlying Funds. The Board of Directors and officers of Accessor Funds may also have conflicting interests in fulfilling their fiduciary duties to both the Funds and the Underlying Funds.

EXPENSES. You may invest in the Underlying Funds directly. By investing in the Underlying Funds indirectly through a Fund, you will incur not only a proportionate share of the expenses of the Underlying Funds held by the Fund (including operating costs and investment management fees), but also the expenses of the Fund.

SHORT-TERM AND TEMPORARY INVESTMENTS. Although the Funds normally seek to remain substantially invested in the Underlying Funds, each Fund may invest a portion of its assets in high-quality, short-term debt obligations (including commercial paper, certificates of deposit, bankers' acceptances, repurchase agreements, debt obligations backed by the full faith and credit of the U.S. government and demand and time deposits of domestic and foreign banks and savings and loan associations) to maintain liquidity, to meet shareholder redemptions and for other short-term cash needs. Also, there may be times when, in the opinion of Accessor Capital, abnormal market or economic conditions warrant that, for temporary defensive purposes, a Fund may invest without limitation in short-term obligations. When a Fund's assets are invested in such investments, the Fund may not be achieving its investment objective.

                 MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE
                 ----------------------------------------------

Manager
-------
Accessor Capital Management LP
1420 Fifth Avenue, #3600
Seattle, WA  98101

Each Fund is a portfolio of Accessor Funds, Inc. ("Accessor Funds"), a Maryland corporation. The Board of Directors is responsible for managing the business and affairs of the Funds. Accessor Capital develops the investment programs for the Funds and decides how to allocate the assets of each Fund among the Underlying Funds. J. Anthony Whatley, III, is the Executive Director of Accessor Capital. Ravindra A. Deo, Vice President and Chief Investment Officer of Accessor Capital, is primarily responsible for the day-to-day management of the Funds.

The Funds will pay Accessor Capital an annual management fee equal to 0.10% of each Fund's average daily net assets for asset allocation and other services.

Accessor Capital develops the investment programs for the Underlying Funds, selects the Money Managers for the Underlying Funds, and monitors the performance of the Money Managers. In addition, Accessor Capital invests the assets of the U.S. Government Money Fund. The Securities and Exchange Commission issued an exemptive order that allows Accessor Funds to change an Underlying Fund's Money Manager without shareholder approval, as long as, among other things, the Board of Directors has approved the change in Money Manager and Accessor Funds.

Accessor Funds has applied to the Securities and Exchange Commission for an exemptive order that will allow the Underlying Funds to pay the expenses of the Funds other than the Funds' direct management fees.

The chart below lists the current Money Managers of each Underlying Fund:

  Underlying Fund                          Money Manager
  ---------------                          -------------
  Growth                                   Chicago Equity Partners Corp.
  Value                                    Martingale Asset Management LP
  Small to Mid Cap                         Symphony Asset Management LLC
  International Equity                     Nicholas-Applegate Capital Management
  Intermediate Fixed-Income                Cypress Asset Management, Inc.
  Short-Intermediate Fixed-Income          Cypress Asset Management, Inc.
  High Yield Bond                          Financial Management Advisors, Inc.
  Mortgage Securities                      BlackRock Financial Management, Inc.
  U.S. Government Money                    Accessor Capital Management LP

                             PURCHASING FUND SHARES
                             ----------------------

Where to Purchase
-----------------

[graphic] Financial Intermediaries. Investor Class Shares are usually purchased through financial intermediaries, such as banks, broker-dealers, registered investment advisers and providers of fund supermarkets, who may receive a payment from Accessor Funds for distribution and services and/or administrative services. In certain cases, a Fund will be deemed to have received a purchase or redemption when it is received by the financial intermediary. The order will be priced at the next calculated NAV. These financial intermediaries may also charge transaction, administrative or other fees to shareholders, and may impose other limitations on buying, selling or transferring shares, which are not described in this Prospectus. Some features of the Investor Class Shares, such as investment minimums, redemption fees and certain trading restrictions, may be modified or waived by financial intermediaries. Shareholders should contact their financial intermediary for information on fees and restrictions.

[graphic] Direct. Investors may purchase Investor Class Shares directly from Accessor Funds for no sales charge or commission.

================================================================================
Investor Class Shares may not be purchased on days when the NYSE is closed for trading: New Year's Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
================================================================================

How to Purchase
---------------
Purchase orders are accepted on each business day that the New York Stock Exchange is open and must be received in proper form prior to the close of the New York Stock Exchange, normally 4:00 p.m. Eastern time. All purchases must be made in U.S. dollars. Purchases may be made in any of the following ways:

[graphic] By Check. Checks made payable to "Accessor Funds, Inc." and drawn on a U.S. bank should be mailed with the completed application or with the account number and name of Fund noted on the check to:

                                    Accessor Funds, Inc.
                                    Attn:  Shareholder Services
                                    P. O. Box 1748
                                    Seattle, WA 98111-1748

If you pay with a check that does not clear or if your payment is not timely received, your purchase will be canceled. You will be responsible for any losses or expenses incurred by each Fund or the transfer agent, and the Fund can redeem shares you own in this or another identically registered Accessor Fund account as reimbursement. Each Fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

[graphic] By Federal Funds Wire. Wire instructions are described in the operations manual and must be accompanied or preceded by a trade sheet.

[graphic] By Telephone. Shareholders with aggregate account balances of at least $1 million may purchase Investor Class Shares by telephone at (800) 759-3504. To prevent unauthorized transactions, Accessor Funds may use reasonable procedures to verify telephone requests.

IRA/Roth IRAs
-------------
Investors may purchase Investor Class Shares through an Individual or Roth Retirement Custodial Account Plan. An IRA or Roth IRA with an aggregate balance of less than $10,000 on December 31 of any year may be assessed a $25.00 fee. Copies of an IRA or Roth IRA Plan may be obtained from Accessor Capital by calling (800) 759-3504.

Investment Minimums
-------------------

REGULAR ACCOUNTS
Initial investments must be at least $5,000 in one Fund. Subsequent investments must be at least $1,000.

RETIREMENT ACCOUNTS
Initial and subsequent investments must be at least $2,000 in one Fund.

Accessor Funds may accept small purchase amounts or reject any purchase order it believes may disrupt the management of the Funds.

Share Pricing
-------------
Investors purchase Investor Class Shares of a Fund at its net asset value per share ("NAV"). The NAV is calculated by adding the value of Fund assets attributable to Investor Class Shares, subtracting Fund liabilities attributable to the class, and dividing by the number of outstanding Investor Class Shares. The NAV is calculated each day that the New York Stock Exchange ("NYSE") is open for business. The Funds generally calculate their NAV at the close of regular trading on the NYSE, generally 4:00 p.m. Eastern time. Shares are purchased at the NAV that is next calculated after purchase requests are received by the Funds.

Market Timing
-------------
Short-term or excessive trading into and out of a Fund may harm performance by disrupting portfolio management strategies and by increasing expenses. A Fund may temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of a Fund per calendar year. Moreover, a Fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in Accessor Capital's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to that Fund. For these purposes, Accessor Capital may consider an investor's trading history in that Fund or other Funds, and accounts under common ownership or control.

For More Information
--------------------
For additional information about purchasing shares of the Accessor Funds, please contact us at (800) 759-3504.

                             EXCHANGING FUND SHARES
                             ----------------------

As a shareholder, you have the privilege of exchanging shares of the Funds for shares of other Accessor Funds. Investor Class Shares may be exchanged for shares of any other Fund on days when the NYSE is open for business, as long as shareholders meet the normal investment requirements of the other Fund. The request must be received in proper form by the Fund or certain financial intermediaries prior to the close of the NYSE, normally 4:00 p.m. Eastern time. Shares will be exchanged at the next NAV calculated after Accessor Capital receives the exchange request in proper form. The Fund may temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the Fund per calendar year. Shareholders should read the prospectus of any other Fund into which they are considering exchanging.

Exchanges through Accessor Funds
--------------------------------
Accessor Funds does not currently charge fees on exchanges directly through it. This exchange privilege may be modified or terminated at any time by Accessor Funds upon 60 days notice to shareholders. Exchanges may be made any of the following ways:

[graphic] By Mail. Share exchange instructions may be mailed to:

                                    Accessor Funds, Inc.
                                    Attn:  Shareholder Services
                                    P. O. Box 1748
                                    Seattle, WA 98111-1748

[graphic] By Fax. Instructions may be faxed to Accessor Funds at (206) 224-4274. An exchange of shares from a Fund involves a redemption of those shares and will be treated as a sale for tax purposes.

Exchanges through Financial Intermediaries
------------------------------------------
You should contact your financial intermediary directly to make exchanges. Your financial intermediary may charge additional fees for these transactions.

                             REDEEMING FUNDS SHARES
                             ----------------------

Investors may request to redeem Investor Class Shares on any day that the NYSE is open for business. The request must be received in proper form by the Fund or certain financial intermediaries prior to the close of the NYSE, normally 4:00 p.m. Eastern time. Shares will be redeemed at the next NAV calculated after Accessor Capital receives the redemption request in proper form. Payment will ordinarily be made within seven days of the request by wire-transfer to a shareholder's domestic commercial bank account. Shares may be redeemed from Accessor Funds any of the following ways:

[graphic] By Mail. Redemption requests may be mailed to:

                                    Accessor Funds, Inc.
                                    Attn:  Shareholder Services
                                    P. O. Box 1748
                                    Seattle, WA 98111-1748

[graphic] By Fax. Redemption requests may be faxed to Accessor Funds at (206) 224-4274.

[graphic] By Telephone. Shareholders with aggregate account balances of at least $1 million may request redemption of shares by telephone at (800) 759-3504. To prevent unauthorized transactions, Accessor Funds may use reasonable procedures to verify telephone requests.

Shareholders may request that payment be made by check to the shareholders of record at the address of record. Such requests must be in writing and signed by all shareholders of record. Shareholders may also request that a redemption be made payable to someone other than the shareholder of record or be sent to an address other than the address of record. Such requests must be made in writing, be signed by all shareholders of record, and accompanied by a signature guarantee. The Transfer Agent may charge a $10.00 processing fee for each redemption check. Shares may also be redeemed through financial intermediaries from whom shares were purchased. Financial intermediaries may charge a fee for this service.

Large redemptions may disrupt the management and performance of the Funds. Each Fund reserves the right to delay delivery of your redemption proceeds for up to seven days if the Fund determines that the redemption amount will disrupt its operation or performance. If you redeem more than $250,000 worth of a Fund's shares within any 90-day period, the Fund reserves the right to pay part or all of the redemption proceeds above $250,000 in kind, i.e., in securities, rather than cash. If payment is made in kind, you may incur brokerage commissions if you elect to sell the securities, or market risk if you elect to hold them.

SYSTEMATIC WITHDRAWAL PLAN. Shareholders may request an automatic, monthly, quarterly or annual redemption of shares under the Systematic Withdrawal Plan (minimum monthly amount is $500). Applications for this plan may be obtained from Accessor Funds and must be received by Accessor Funds at least ten calendar days before the first scheduled withdrawal date. Systematic Withdrawals may be discontinued at any time by a shareholder or Accessor Funds.

LOW ACCOUNT BALANCES. Accessor Funds may redeem any account with a balance of less than $500 per Fund or less than $2,000 in aggregate across the Funds if the shareholder is not part of an Automatic Investment Plan. Shareholders will be notified in writing when they have a low balance and will have 60 days to purchase additional shares to increase the balance to the required minimum. Shares will not be redeemed if an account drops below the minimum due to market fluctuations.

In the event of an emergency as determined by the SEC, Accessor Funds may suspend the right of redemption or postpone payments to shareholders. If the Board of Directors determines a redemption payment may harm the remaining shareholders of a Fund, the Fund may pay a redemption in whole or in part by a distribution in kind of securities from the Fund.

================================================================================
Redemption requests for shares that were purchased by check will be honored at the next NAV calculated after receipt of the redemption request. However, redemption proceeds will not be transmitted until the check used for the
investment   has  cleared.
================================================================================

Signature Guarantees
--------------------
A signature guarantee is designed to protect the shareholders and the Funds against fraudulent transactions by unauthorized persons. When a signature guarantee is required, each signature must be guaranteed by a domestic bank or trust company, credit union, broker, dealer, national securities exchange, registered securities association, clearing agency, or savings associations as defined by federal law. The transfer agent may reject a signature guarantee if the guarantor is not a member of or participant in a signature guarantee program. A notary public stamp or seal is not a signature guarantee, and will not be accepted by the Fund. Accessor Capital at its discretion reserves the right to require a signature guarantee on any transaction request.

The Fund requires a guaranteed signature for the following:

[graphic] Transfer of ownership to another individual or organization. [graphic] Requests that redemption proceeds be sent to a different name or address than is registered on the account.
[graphic]  Requests that fed-wire  instructions be changed.
[graphic]  Requests for name changes.
[graphic]  Adding or removing a shareholder on an account.
[graphic]  Establishing or changing certain services after the account is open.

                       DIVIDENDS AND OTHER DISTRIBUTIONS
                       ---------------------------------

DIVIDENDS. Each Fund intends to annually distribute substantially all of its net investment income, which will include dividends it receives from the Underlying Funds in which it invests, as dividends to its shareholders. The Board of Directors presently intends to declare dividends quarterly, in March, June, September and December.

OTHER DISTRIBUTIONS. The Board of Directors intends to distribute to each Fund's shareholders substantially all of its net realized long- and short-term capital gains annually, generally in mid-December, these gains will consist almost entirely of (1) any distributions to it from the net capital gain realized by the Underlying Funds in which it invests and (2) net gains it realizes on its disposition of Underlying Fund shares (generally occasioned by its reallocating its assets under the Underlying Funds or by the need to make distributions and/or payments of redemption proceeds in excess of available cash. A Fund may need to make additional distributions at year-end to avoid federal income or excise taxes.

AUTOMATIC REINVESTMENT OF DIVIDENDS AND OTHER DISTRIBUTIONS. All dividends and other distributions on Investor Class Shares of a Fund will be automatically reinvested in additional Investor Class Shares of that Fund at their NAV unless a shareholder elects to receive them in cash. Shareholders that elect to receive their dividends in cash and request checks will be charged $10.00. Shareholders may alternatively choose to invest dividends and/or other distributions in Investor Class Shares of any other Fund.

                            VALUATION OF SECURITIES
                            -----------------------

Each Fund's assets consist primarily of shares of the Underlying Funds, which are valued at their respective NAVs. The Underlying Funds generally value their securities using market quotations. However, short-term debt securities maturing in less than 60 days are valued using amortized cost, and securities for which market quotations are not readily available are valued at fair value. Because foreign securities markets are open on different days from U.S. markets, there may be instances when the NAV of an Underlying Fund that invests in foreign securities changes on days when shareholders are not able to buy or sell shares. If a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Underlying Fund's Board of Director's believes accurately reflects fair value.

                            FEDERAL INCOME TAXATION
                            -----------------------

Each Fund intends to elect to be, and to qualify for treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986. In any year in which a Fund qualifies as a regulated investment company and distributes substantially all of its investment company taxable income (which includes, among other items, net investment income and the excess of net short-term capital gain over net long-term capital loss) and its net capital gain (the excess of net long-term capital gain over net short-term capital loss), the Fund will not be subject to federal income tax to the extent it timely distributes that income and gain to its shareholders.

Dividends and other distributions that shareholders receive from a Fund, whether received in cash or reinvested in additional shares of the Fund, are subject to federal income tax and may also be subject to state and local tax. Generally, dividends from a Fund's investment company taxable income (consisting almost entirely of income dividends from the Underlying Funds in which it invests) and distributions of its net short-term capital gain, if any, are taxable as ordinary income, while distributions of its net capital gain (consisting of the gain described above under "Dividends and Other Distributions--Other Distributions") are taxable as long-term capital gain (generally, at a maximum rate of 20% for non-corporate shareholders). The rate of tax to a shareholder on distributions from a Fund of capital gain depends on the length of time the Fund held the securities that generated the gain, not the length of time the shareholder owned his or her shares.

Dividends and other distributions declared by a Fund in October, November, or December of any year generally are taxable to shareholders as though received on December 31 of that year even if paid to them during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

A redemption of a Fund's shares or an exchange of a Fund's shares for shares of another Fund or any other Accessor Fund will be treated as a sale of the Fund's shares, and any gain on the transaction will be subject to federal income tax.

After the conclusion of each calendar year, shareholders will receive information regarding the taxability of dividends and other distributions paid by the Funds during that year. The Funds are required to withhold and remit to the U.S. Treasury 31% of all dividends, capital gain distributions, and redemption proceeds payable to individuals and certain other non-corporate shareholders who have not provided the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions payable to those shareholders who otherwise are subject to backup withholding.

The foregoing is only a brief summary of certain federal income tax consequences of investing in the Funds. Please see the Statement of Additional Information for a further discussion. Shareholders should consult a tax adviser for further information regarding the federal, state, and local tax consequences of an investment in Investor Class Shares.

 DISTRIBUTION AND SERVICE ARRANGEMENTS AND ADMINISTRATIVE SERVICES ARRANGEMENTS
 ------------------------------------------------------------------------------

Accessor Funds has adopted a Distribution and Service Plan that allows the Investor Class Shares of the Funds to pay a distribution and services fee to financial intermediaries for sales and distribution-related activities and/or providing non-distribution related shareholder services. The fee under the Distribution and Service Plan will not exceed 0.25% in the aggregate annually.

Accessor Funds has also adopted an Administrative Services Plan which allows the Investor Class Shares of the Fund to pay financial intermediaries for non-distribution related administrative services provided to shareholders. The administrative services fees will not exceed 0.25% annually.

Because 12b-1 fees and administrative services fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                          DEFENSIVE DISTRIBUTION PLAN
                          ---------------------------

The Funds have adopted a Defensive Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 that recognizes that Accessor Capital may use its management or administrative fees, in addition to its past profits or its other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Fund shares and/or shareholder support services. Accessor Capital may pay significant amounts to intermediaries, such as banks, broker-dealers and other service-providers, that provide those services. The Board of Directors has currently authorized such payments for the Funds.

                              FINANCIAL HIGHLIGHTS
                              --------------------

The Funds are recently created mutual funds and consequently, Financial Highlights for the Funds are not currently available.

STATEMENT OF ADDITIONAL INFORMATION - ACCESSOR ALLOCATION FUNDS OF FUNDS ("SAI"). The SAI contains more detailed information about the Funds. The SAI is incorporated by reference into this Prospectus, making it legally part of this Prospectus.

Contact Accessor Capital at 1-800-759-3504 for shareholder inquiries or to receive a free copy of the Fund's SAI or visit Accessor Capital's web site at www.accessor.com.
================================================================================
Free copies of Accessor Funds' Shareholder Reports, SAI and other information are available from your financial intermediary or from

         ACCESSOR CAPITAL MANAGEMENT LP
         1420 Fifth Street, #3600
         Seattle, Washington 98101
         800-759-3504
         206-224-7420
         web site:  www.accessor.com

You may obtain copies of documents from the SEC, upon payment of duplicating fees, or view documents at the SEC's Public Reference Room in Washington, D.C.

         SECURITIES AND EXCHANGE COMMISSION
         Washington, DC  20549-6009
         800-SEC-0330 (Public Reference Section)
         (202) 942-8090
         e-mail:  publicinfo@sec.gov
         web site:  www.sec.gov
================================================================================
Accessor(R) is a registered trademark of Accessor Capital Management LP.

SEC file number: 811-06337.

                             ACCESSOR(R) FUNDS, INC.
                          1420 Fifth Avenue, Suite 3600
                                Seattle, WA 98101
                          (206) 224-7420/(800) 759-3504
                                www.accessor.com

                       Statement of Additional Information
                             Dated November __, 2000

ACCESSOR(R) FUNDS, INC. ("Accessor Funds") is a multi-managed, no-load, open-end management investment company, known as a mutual fund. Accessor Funds currently consists of nine diversified investment portfolios (collectively, the "Underlying Funds"), and six diversified funds of funds investment portfolios (called the "Accessor Allocation Funds", each a "Fund" and collectively, the "Funds"), each with its own investment objective and policies. The six Accessor Allocation Funds are the subject of this Statement of Additional Information. Each Fund offers two classes of shares, the Advisor Class Shares and the Investor Class Shares, which are offered through two prospectuses: the Advisor Class Shares Prospectus and the Investor Class Shares Prospectus, each dated November 1, 2000 (collectively, the "Prospectuses"). A copy of the applicable Prospectus may be obtained free of charge by writing to or calling the address or telephone number listed above. This Statement of Additional Information is not a prospectus and should be read in conjunction with the appropriate Prospectuses.

DESCRIPTION OF THE FUNDS

ACCESSOR INCOME ALLOCATION FUND seeks high current income and some stability of principal.

ACCESSOR INCOME AND GROWTH ALLOCATION FUND seeks high current income and some potential capital appreciation.

ACCESSOR BALANCED ALLOCATION FUND seeks moderate current income and some potential capital appreciation.

ACCESSOR GROWTH AND INCOME ALLOCATION FUND seeks moderate potential capital appreciation and some current income.

ACCESSOR GROWTH ALLOCATION FUND seeks high potential capital appreciation and some current income.

ACCESSOR   AGGRESSIVE  GROWTH  ALLOCATION  FUND  seeks  high  potential  capital appreciation.

PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 12, 2000. THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE. THESE SECURITIES MAY NOT BE SOLD UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                                Table of Contents


GENERAL INFORMATION AND HISTORY................................................3


INVESTMENT RESTRICTIONS, POLICIES AND RISK.....................................3


MANAGEMENT OF THE FUNDS.......................................................22


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...........................24


INVESTMENT ADVISORY AND OTHER SERVICES........................................25


VALUATION.....................................................................31


FUND TRANSACTION POLICIES.....................................................32


PERFORMANCE INFORMATION.......................................................35


CODE OF ETHICS................................................................37


TAX INFORMATION...............................................................38


ADDITIONAL PURCHASE AND REDEMPTION INFORMATION................................39


FINANCIAL STATEMENTS..........................................................42

                         GENERAL INFORMATION AND HISTORY

Accessor Funds was incorporated in Maryland on June 10, 1991. Accessor Funds is authorized to issue fifteen billion shares of common stock, $.001 par value per share, and is currently divided into nine Underlying Funds and six Funds. The Underlying Funds currently consist of the Growth, Value, Small to Mid Cap Funds (the "Underlying Domestic Equity Funds") and International Equity Fund (collectively with the Underlying Domestic Equity Funds, the "Underlying Equity Funds") and the Intermediate Fixed-Income, Short-Intermediate Fixed-Income, High Yield Bond and Mortgage Securities Funds (the "Underlying Bond Funds") and U.S. Government Money Fund (collectively with the Underlying Bond Funds, the "Underlying Fixed-Income Funds").

Each Fund offers two classes of shares, the Advisor Class Shares and the Investor Class Shares. The Board of Directors may increase or decrease the number of authorized shares without the approval of shareholders. Shares of Accessor Funds, when issued, are fully paid, non-assessable, fully transferable and redeemable at the option of the holder. Shares also are redeemable at the option of Accessor Funds under certain circumstances. All shares of a Fund are equal as to earnings, assets and voting privileges. There are no conversion, preemptive or other subscription rights. In the event of liquidation, each share of common stock of a Fund is entitled to its portion of all of the Fund's assets after all debts and expenses of the Fund have been paid. The Funds' shares do not have cumulative voting rights for the election of Directors. Pursuant to Accessor Funds' Articles of Incorporation, the Board of Directors may authorize the creation of additional series of common stock and classes within such series, with such preferences, privileges, limitations and voting and dividend rights as the Board of Directors may determine.

Accessor Capital Management LP ("Accessor Capital"), a Washington limited partnership, is the manager and administrator of Accessor Funds, pursuant to a Management Agreement with Accessor Funds. Accessor Capital is also Accessor Funds' transfer agent, registrar, dividend disbursing agent and provides record keeping, administrative and compliance services pursuant to its Transfer Agency and Administrative Agreement ("Transfer Agency Agreement") with Accessor Funds. Accessor Capital provides asset allocation services to the Funds pursuant to an Asset Allocation Agreement.

                   INVESTMENT RESTRICTIONS, POLICIES AND RISK

         Each Fund has certain investment restrictions that are "fundamental" and may be changed only with the approval of the holders of a majority of the outstanding voting securities of that Fund. As defined in the Investment Company Act of 1940, as amended (the "Investment Company Act"), a majority of the outstanding voting securities of a Fund means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are present in person or represented by proxy or (ii) more than 50% of the outstanding shares. All of each Fund's investment restrictions and policies other than that Fund's fundamental investment restrictions may be changed without the approval of shareholders. This section of the Statement of Additional Information describes the Funds' investment restrictions, and other policies and restrictions.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions
-----------------------------------

     Each Fund is subject to the following "fundamental" investment restrictions. Unless otherwise noted, these restrictions apply at the time an investment is made. The investment limitations set forth below relate only to the Funds, and may not necessarily apply to the Underlying Funds in which the Funds invest. The investment limitations set forth below are considered at the time that investment securities are purchased. If a percentage restriction is adhered to at the time the investment is made, a later increase in percentage resulting from a change in the market value of assets will not constitute a violation of such restrictions. Accordingly, each of the Funds may not:

     1. Borrow money or issue senior securities, except as permitted by the Investment Company Act of 1940;

     2. Underwrite securities issued by others, except to the extent the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with the investment in other investment companies;

     3. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

     4. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities on other instruments backed by real estate or securities of companies engaged in the real estate business);

     5. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities);

     6. Lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

Non-Fundamental Investment Restrictions
---------------------------------------

     The following are each Fund's non-fundamental investment restrictions. These restrictions may be modified or eliminated without shareholder approval.

     1. The Fund does not currently intend to purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

     2. The Fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

     3. The Fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

     4. Each Fund may invest in short-term instruments, U.S. Government securities and money market instruments for temporary defensive purposes when Accessor Capital believes that a more conservative approach is desirable.

        INVESTMENT POLICIES AND RISK CONSIDERATIONS OF UNDERLYING FUNDS

The following pages contain more detailed information about the types of investments in which an Underlying Fund may invest, strategies the Underlying Funds may employ and a summary of related risks. The Funds invest primarily in the Underlying Funds and consequently are subject to the risk considerations set forth below.

     Asset-Backed Securities offered through trusts and special purpose subsidiaries in which various types of assets, primarily home equity loans and automobile and credit card receivables, are securitized in pass-through structures, which means that they provide investors with payments consisting of both principal and interest as the loans in the underlying asset pool are paid off by the borrowers, similar to the mortgage pass-through structures described above or in a pay-through structure similar to the collateralized mortgage structure.

     Collateralized Mortgage Obligations ("CMOs") and Real Estate Mortgage Investment Conduits ("REMICs"). A CMO is a debt security that is backed by a portfolio of mortgages or mortgage-backed securities. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs generally are partitioned into several classes with a ranked priority as to the time that principal payments will be made with respect to each of the classes. The Underlying Bond Funds invest only in privately-issued CMOs that are collateralized by mortgage-backed securities issued or guaranteed by GNMA, FHLMC or FNMA and in CMOs issued by FHLMC.

     A REMIC must elect to be, and must qualify for treatment as such, under the Internal Revenue Code of 1986, as amended (the "Code"). A REMIC must consist of one or more classes of "regular interests," some of which may be adjustable rate, and a single class of "residual interests." To qualify as a REMIC, substantially all the assets of the entity must be in assets directly or indirectly secured, principally by real property. The Bond Funds do not intend to invest in residual interests. Congress intended for REMICs to ultimately become the exclusive vehicle for the issuance of multi-class securities backed by real estate mortgages. If a trust or partnership that issues CMOs does not elect and qualify for REMIC status, it will be taxed at the entity level as a corporation.

     Corporate Obligations. Corporate debt obligations include (i) corporate debt securities, including bonds, debentures, and notes; (ii) commercial paper (including variable-amount master demand notes); (iii) repurchase agreements involving investment-grade debt obligations; and (iv) convertible securities-debt obligations of corporations convertible into or exchangeable for equity securities.

     Duration, which is one of the fundamental tools used by money managers in security selection, is a measure of the price sensitivity of a security or a portfolio to relative changes in interest rates. For instance, a duration of "one" means that a portfolio's or security's price would be expected to change by approximately one percent with a one percent change in interest rates. Assumptions generally accepted by the industry concerning the probability of early payment and other factors may be used in the calculation of duration for debt securities that contain put or call provisions, sometimes resulting in a duration different from the stated maturity of the security. With respect to certain mortgage-backed securities, duration is likely to be substantially less than the stated maturity of the mortgages in the underlying pools. The maturity of a security measures only the time until final payment is due and, in the case of a mortgage-backed security, does not take into account the factors included in duration.

     A Fund's duration directly impacts the degree to which asset values fluctuate with changes in interest rates. For every one percent change in interest rate, a Fund's net asset value (the "NAV") is expected to change inversely by approximately one percent for each year of duration. For example, a one percent increase in interest rate would be expected to cause a fixed-income portfolio with an average dollar weighted duration of five years, to decrease in value by approximately five percent (one percent interest rate increase multiplied by the five year duration).

     Foreign Currency Transactions. The Underlying International Fund may enter into foreign currency transactions. The value of the assets of the Underlying International Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and it may incur costs in connection with conversions between various currencies. The Underlying International Fund will conduct foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies ("forward contracts"). The Underlying International Fund may enter into forward foreign currency exchange contracts for hedging purposes. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days ("term") from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirements and no commissions are charged for such trades.

     The Underlying International Fund may enter into forward contracts when the Money Manager determines that the best interests of the Underlying International Fund will be served, such as circumstances to protect its value against a decline in exchange rates, or to protect against a rise in exchange rates for securities it intends to purchase, but it will not use such contracts for speculation. The Underlying International Fund may not use forward contracts to generate income, although the use of such contracts may incidentally generate income. When the Underlying International Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to establish the U.S. dollar costs or proceeds. By entering into a forward contract in U.S. dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, the Underlying International Fund will be able to protect against possible losses between trade and settlement dates resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. Such contracts may limit potential gains that might result from a possible change in the relationship between the U.S. dollar and such foreign currency. There is no limitation on the value of forward contracts into which the Underlying International Fund may enter. When effecting forward foreign currency contracts, cash or liquid assets of the Underlying International Fund of a dollar amount having an aggregate value, measured on a daily basis, at least sufficient to make payment for the portfolio securities to be purchased will be segregated on the Underlying
International Fund's records at the trade date and maintained until the transaction is settled.

     When the Money Manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell an amount of foreign currency approximating the value of some or all of the Underlying International Fund's portfolio securities denominated in such foreign currency. The forecasting of short-term currency market movement is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer-term investment decisions made with regard to overall diversification strategies. The Underlying International Fund's Custodian will segregate cash, equity or debt securities in an amount not less than the value of the Underlying International Fund's total assets committed to forward contracts entered into under this second type of transaction.

     It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the contract. Accordingly, it may be necessary for the Underlying International Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchases) if the market value of the security is less than the amount of foreign currency the Underlying International Fund are obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Underlying International Fund is obligated to deliver.

     This method of protecting the value of the Underlying International Fund's portfolio securities against a decline in the value of the currency does not eliminate fluctuations in the underlying prices of the securities. It establishes a rate of exchange that one can achieve at some future point in time. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

     Foreign Securities. Certain of the Funds may invest in certain of the Underlying Funds that invest in foreign securities. Foreign securities involve certain risks. These risks include political or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of imposition of exchange controls and the risk of currency fluctuations. Such securities may be subject to greater fluctuations in price than securities issued by U.S. corporations or issued or guaranteed by the U.S. Government, its instrumentalities or agencies. Generally, outside the United States there is less government regulation of securities exchanges, brokers and listed companies and, with respect to certain foreign countries, there is a possibility of expropriation, confiscatory taxation or diplomatic developments which could affect investments within such countries.

     In many instances, foreign debt securities may provide higher yields than securities of domestic issuers that have similar maturities and quality. However, under certain market conditions, these investments may be less liquid than investments in the securities of U.S. corporations and are certainly less liquid than securities issued or guaranteed by the U.S. Government, its instrumentalities or agencies.

     If a security is denominated in a foreign currency, such security will be affected by changes in currency exchange rates and in exchange control regulations, and costs will be incurred in connection with conversions between currencies. A change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Underlying Fund's securities denominated in that currency. Such changes also will affect the Underlying Fund's income and distributions to shareholders. In addition, although the Underlying Fund will receive income in such currencies, the Underlying Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the exchange rate for any such currency declines after the Underlying Fund's income has been accrued and translated into U.S. dollars, the Underlying Fund could be required to liquidate portfolio securities to make such distributions, particularly when the amount of income the Underlying Fund is required to distribute is not immediately reduced by the decline in such security. Similarly, if an exchange rate declines between the time the Underlying Fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency which must be converted into U.S. dollars to pay such expenses in U.S. dollars will be greater than the equivalent amount in any such currency of such expenses at the time they were incurred.

     Forward Commitments. An Underlying Fund may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") consistent with the Underlying Fund's ability to manage its investment portfolio and meet redemption requests. The Underlying Fund may dispose of a commitment prior to settlement if it is appropriate to do so and realize short-term profits or losses upon such sale. When effecting such transactions, cash or liquid assets of the Underlying Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased, measured on a daily basis, will be segregated on the Underlying Fund's records at the trade date and maintained until the transaction is settled, so that the purchase of securities on a forward commitment basis is not deemed to be the issuance of a senior security. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date.

     Futures Contracts. Each Underlying Fund (other than the U.S. Government Money Fund) is permitted to enter into financial futures contracts, stock index futures contracts and related options thereon ("futures contracts") in accordance with its investment objective. The Underlying International Fund also may purchase and write futures contracts on foreign currencies. Futures contracts will be limited to hedging transactions to minimize the impact of cash balances and for return enhancement and risk management purposes in accordance with regulations of the Commodity Futures Trading Commission.

     A financial futures contract is a contract to buy or sell a specified quantity of financial instruments such as United States Treasury bonds, notes and bills, commercial paper, bank certificates of deposit, an agreed amount of currencies, or the cash value of a financial instrument index at a specified future date at a price agreed upon when the contract is made. Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting contract, which cancels the original contract to make or take delivery. Futures contracts are traded on "contract markets" designated by the Commodity Futures Trading Commission. Trading is similar to the manner stock is traded on an exchange, except that all contracts are cleared through and guaranteed to be performed by a clearing corporation associated with the commodity exchange on which the futures contract is traded.

     Upon entering into a futures contract, an Underlying Fund is required to deposit in a segregated account with Accessor Funds' Custodian in the name of the futures broker through whom the transaction was effected, initial margin consisting of cash, U.S. government securities or other liquid assets having an aggregate value, measured on a daily basis, at least equal to the amount of the covered obligations. Subsequent daily payments are made between the Underlying Fund and futures broker to maintain the initial margin at the specified percentage. The purchase and sale of futures contracts and collateral arrangements with respect thereto are not deemed to be a pledge of assets and such arrangements are not deemed to be a senior security.

     A "short hedge" is taking a short position in the futures market (that is, selling a financial instrument or a stock index futures contract for future delivery on the contract market) as a temporary substitute for sale of the financial instrument or common stock, respectively, in the cash market, when an Underlying Fund holds and continues to hold the financial instrument necessary to make delivery under the financial futures contract or holds common stocks in an amount at least equal in value to the stock index futures contract.

     A "long hedge" is taking a long position in the futures market (that is, purchasing a financial instrument or a stock index futures contract for future delivery on a contract market) as a temporary substitute for purchase of the financial instrument or common stock, respectively, in the cash market when the Fund holds and continues to hold segregated liquid assets sufficient to take delivery of the financial instrument under the futures contract.

     A "stock index futures contract" is a contract to buy or sell specified units of a stock index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the contract index. The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Upon the termination of the contract, settlement is the difference between the contract price and the actual level of the stock index at the contract expiration and is paid in cash.

     A "financial futures contract" (or an "interest rate futures contract") is a contract to buy or sell a specified quantity of financial instruments such as United States Treasury bonds, notes, bills, commercial paper and bank certificates of deposit, an agreed amount of currencies, or the cash value of a financial instrument index at a specified future date at a price agreed upon when the contract is made. Substantially all futures contracts are closed out before settlement date or call for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract, which cancels the original contract to make or take delivery.

     It is anticipated that the primary use of stock index futures contracts will be for a long hedge in order to minimize the impact of cash balances. For example, an Underlying Fund may sell stock when a Money Manager determines that it no longer is a favorable investment, anticipating to invest the proceeds in different stocks. Until the proceeds are reinvested in stocks, the Underlying Fund may purchase a long position in a stock index futures contract.

     The Underlying Funds may purchase options on futures contracts as an alternative or in addition to buying or selling futures contracts for hedging purposes. Options on futures are similar to options on the security upon which the futures contracts are written except that options on stock index futures contracts give the purchaser the right, in return for a premium paid, to assume a position in a stock index futures contract at any time during the life of the option at a specified price and options on financial futures contracts give the purchaser the right, in return for a premium paid, to assume a position in a financial futures contract at any time during the life of the option at a specified price.

     Stock index futures contracts may be used as a hedge during or in anticipation of market decline. For example, if the market was anticipated to decline, stock index futures contracts in a stock index with a value that correlates with the declining stock value would be sold (short hedge) which would have a similar effect as selling the stock. As the market value declines, the stock index future's value decreases, partly offsetting the loss in value on the stock by enabling the Underlying Fund to repurchase the futures contract at a lower price to close out the position.

     Financial futures contracts may be used as a hedge during or in anticipation of interest rate changes. For example, if interest rates were anticipated to rise, financial futures contracts would be sold (short hedge) which have a similar effect as selling bonds. Once interest rates increase, fixed-income securities held in an Underlying Fund's portfolio would decline, but the futures contract value decreases, partly offsetting the loss in value of the fixed-income security by enabling the Underlying Fund to repurchase the futures contract at a lower price to close out the position.

     The Underlying Funds may purchase a put option on a stock index futures contract instead of selling a futures contract in anticipation of market decline. Purchasing a call option on a stock index futures contract is used instead of buying a futures contract in anticipation of a market advance, or to temporarily create an equity exposure for cash balances until those balances are invested in equities. Options on financial futures are used in similar manner in order to hedge portfolio securities against anticipated changes in interest rates.

     There are certain investment risks in using futures contracts as a hedging technique. One risk is the imperfect correlation between the price movement of the futures contracts and the price movement of the portfolio securities that are the subject of the hedge. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for futures and for debt securities and currencies, and differences between the financial instruments being hedged and the instruments underlying the futures contracts available for trading with respect to interest rate levels and maturities. Another risk is that a liquid secondary market may not exist for a futures contract, causing an Underlying Fund to be unable to close out the futures contract and thereby affecting an Underlying Fund's hedging strategy.

     Illiquid Securities. Illiquid securities are securities that are subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable, repurchase agreements having a maturity of longer than seven days, certain interest only ("IO")/principal only ("PO") strips, and over-the-counter ("OTC") options. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

     Inverse Floaters. Inverse floaters are securities with a variable interest rate that varies in inverse proportion to the direction of an interest rate, or interest rate index. Inverse floaters have significantly greater risk than conventional fixed-income instruments. When interest rates are declining, coupon payments will rise at periodic intervals. This rise in coupon payments causes rapid dramatic increases in prices compared to those expected from conventional fixed-income instruments of similar maturity. Conversely, during times of rising interest rates, the coupon payments will fall at periodic intervals. This fall in coupon payments causes rapid dramatic decreases in prices compared to those expected from conventional fixed-income instruments of similar maturity. If the Underlying Bond Funds or the Underlying International Fund invest in inverse floaters, they will treat inverse floaters as illiquid securities except for (i) inverse floaters issued by U.S. Government agencies and instrumentalities backed by fixed-rate mortgages, whose liquidity is monitored by Accessor Capital and the Money Managers for the Underlying Funds subject to the supervision of the Board of Directors or (ii) where such securities can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of NAV per share.

     Investing in emerging countries. Political and Economic Factors. Investing in emerging countries involves potential risks relating to political and economic developments abroad. Governments of many emerging countries have exercised and continue to exercise substantial influence over many aspects of the private sector. Accordingly, government actions in the future could have a significant effect on economic conditions in emerging countries, which could affect the value of securities in the Underlying Funds. The value of the investments made by the Underlying Funds will be affected by commodity prices, inflation, interest rates, taxation, social instability, and other political, economic or diplomatic developments in or affecting the emerging countries in which the Underlying Funds have invested. In addition, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, or other similar developments, which could affect investments in those countries. While the Money Managers intend to manage the Underlying Funds in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause the Underlying Funds to suffer a loss of interest or principal on any of its holdings. The Underlying Funds will treat investments that are subject to repatriation restrictions of more than seven (7) days as illiquid securities.

     Certain of the risks associated with investments generally are heightened for investments in emerging countries. For example, securities markets in emerging countries may be less liquid, more volatile and less subject to governmental regulation than U.S. securities markets. There may be less publicly available information about issuers in emerging countries than about domestic issuers. Emerging Country issuers are not generally subject to accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers. Markets in emerging countries also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Underlying Funds are uninvested and no return is earned thereon. Inability to dispose of securities due to settlement problems could result in losses to the Underlying Funds due to subsequent declines in value of securities or, if the Underlying Funds have entered into a contract to sell securities, could result in possible liability to the purchaser.

     Certain emerging countries require prior governmental approval of investments by foreign persons, limit the amount of investment by foreign persons in a particular company, limit the investment by foreign persons only to a specific class of securities of a company that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors. Certain emerging countries may also restrict investment opportunities in issuers in industries deemed important to national interests.

     Certain emerging countries may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an Emerging Country's balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. The Underlying Funds could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Underlying Funds of any restrictions on investments.

     Costs associated with transactions in securities of companies in emerging countries are generally higher than costs associated with transactions in U.S. securities. There are three basic components to such transaction costs, which include brokerage fees, market impact costs (i.e., the increase or decrease in market prices which may result when an Underlying Fund purchases or sells thinly traded securities), and the difference between the bid-ask spread. Each one of these components may be significantly more expensive in emerging countries than in the U.S. or other developed markets because of less competition among brokers, lower utilization of technology by exchanges and brokers, the lack of derivative instruments and less liquid markets. In addition to these transaction costs, the cost of maintaining custody of foreign securities generally exceeds custodian costs for U.S. securities.

     Throughout the last decade many emerging countries have experienced and continue to experience high rates of inflation. In certain countries, inflation has at times accelerated rapidly to hyperinflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries.

     Limitations on Futures and Options Transactions. Accessor Funds on behalf of each Underlying Fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission ("CFTC") and the National Futures Association, which regulate trading in the futures markets. Pursuant to Section 4.5 of the regulations under the Commodity Exchange Act, the notice of eligibility includes the following representations:

          (a) Each Underlying Fund will use commodity futures contracts and options solely for bona fide hedging purposes within the meaning of CFTC regulations; provided that the Underlying Fund may hold long positions in commodity futures contracts or options that do not fall within the definition of bona fide hedging transactions if the positions are used as part of an Underlying Fund management strategy and are incidental to the Underlying Fund's activities in the underlying cash market, and the underlying commodity value of the positions at all times will not exceed the sum of (i) cash or U.S. dollar-denominated high quality short-term money market instruments set aside in an identifiable manner, plus margin deposits, (ii) cash proceeds from existing investments due in 30 days, and
     (iii) accrued profits on the positions held by a futures commission merchant; and

          (b) An Underlying Fund will not enter into any commodity futures contract or options if, as a result, the sum of initial margin deposits on commodity futures contracts or options the Underlying Fund has purchased, after taking into account unrealized profits and losses on such contracts, would exceed 5% of the Underlying Fund's total assets.

     Lower-Rated Debt Securities. Debt securities rated lower than BBB by S&P or Baa by Moody's are commonly referred to as "junk bonds". Lower rated debt securities and comparable unrated debt securities have speculative characteristics and are subject to greater risks than higher rated securities. These risks include the possibility of default on principal or interest payments and bankruptcy of the issuer. During periods of deteriorating economic or financial conditions, the ability of issuers of lower rated debt securities to service their debt, meet projected goals or obtain additional financing may be impaired. In addition, the market for lower rated debt securities has in the past been more volatile and less liquid than the market for higher rated debt securities. These risks could adversely affect the Underlying Funds that invest in these debts securities.

     The widespread expansion of government, consumer and corporate debt within the economy has made the corporate sector, especially cyclically sensitive industries, more vulnerable to economic downturns or increased interest rates. Because lower-rated debt securities involve issuers with weaker credit fundamentals (such as debt-to-equity ratios, interest charge coverage, earnings history and the like), an economic downturn, or increases in interest rates, could severely disrupt the market for lower-rated debt securities and adversely affect the value of outstanding debt securities and the ability of the issuers to repay principal and interest.

     Lower-rated debt securities possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. The markets for and prices of lower-rated debt securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. If the issuer of a debt security owned by an Underlying Fund defaulted, the Underlying Fund could incur additional expenses in seeking recovery with no guaranty of recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and an Underlying Fund's NAV. Lower-rated debt securities also present risks based on payment expectations. For example, lower-rated debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, an Underlying Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a lower-rated debt security's value will decrease in a rising interest rate market, as will the value of an Underlying Fund's assets.

     In addition, to the extent that there is no established retail secondary market, there may be thin trading of lower-rated debt securities, and this may have an impact on the ability to both value accurately lower-rated debt securities and an Underlying Fund's assets, and to dispose of the debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of lower-rated debt securities, especially in a thinly traded market.

     Mortgage-Related Securities. Mortgage loans made by banks, savings and loan institutions and other lenders are often assembled into pools, the interests in which are issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Interests in such pools are called "mortgage-related securities" or "mortgage-backed securities." Most mortgage-related securities are pass-through securities, which means that they provide investors with payments consisting of both principal and interest as mortgages in the underlying mortgage pool are paid off by the borrower. The Underlying Bond Funds may invest in mortgage-related securities, and, in particular, mortgage pass-through securities, Government National Mortgage Association ("GNMA") Certificates, Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC") mortgage-backed obligations and mortgage-backed securities of other issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers). GNMA creates mortgage-related securities from pools of Government-guaranteed or insured (Federal Housing Authority or Veterans Administration) mortgages originated by mortgage bankers, commercial banks and savings and loan associations. FNMA and FHLMC issue mortgage-related securities from pools of conventional and federally insured or guaranteed residential mortgages obtained from various entities, including savings and loan associations, savings banks, commercial banks, credit unions and mortgage bankers. The mortgage-related securities either issued or guaranteed by GNMA, FHLMC or FNMA ("Certificates") are called pass-through Certificates because a pro rata share of both regular interest and principal payments (less GNMA's, FHLMC's or FNMA's fees and any applicable loan servicing fees), as well as unscheduled early prepayments on the underlying mortgage pool, are passed through monthly to the holder of the Certificate (i.e., the Underlying Fund).

     The principal and interest on GNMA securities are guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. FNMA guarantees full and timely payment of all interest and principal, while FHLMC guarantees timely payment of interest and ultimate collection of principal. Mortgage-related securities from FNMA and FHLMC are not backed by the full faith and credit of the United States; however, in the Underlying Fund's opinion, their close relationship with the U.S. Government makes them high quality securities with minimal credit risks. The yields provided by these mortgage-related securities have historically exceeded the yields on other types of U.S. Government securities with comparable maturities; however, these securities generally have the potential for greater fluctuations in yields as their prices will not generally fluctuate as much as more traditional fixed-rate debt securities.

     In the case of mortgage pass-through securities, such as GNMA Certificates or FNMA and FHLMC mortgage-backed obligations, early repayment of principal arising from prepayments of principal on the underlying mortgage loans (due to the sale of the underlying property, the refinancing of the loan, or foreclosure) may expose an Underlying Fund to a lower rate of return upon reinvestment of the principal. For example, with respect to GNMA Certificates, although mortgage loans in the pool will have maturities of up to 30 years, the actual average life of a GNMA Certificate typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the mortgage-backed security. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the Certificates.

     In addition, tracking the "pass-through" payments on GNMA Certificates and other mortgage-related and asset-backed securities may, at times, be difficult. Expected payments may be delayed due to the delays in registering newly traded paper securities. The Underlying Funds' Custodian's policies for crediting missed payments while errant receipts are tracked down may vary. Some mortgage-backed securities such as those of FHLMC and FNMA trade in book-entry form and should not be subject to this risk of delays in timely payment of income.

     The Underlying Bond Funds may invest in pass-through mortgage-related securities, such as fixed-rate mortgage-related securities ("FRMs") and adjustable rate mortgage-related securities ("ARMs"), which are collateralized by fixed rate mortgages and adjustable rate mortgages, respectively. ARMs have a specified maturity date and amortize principal much in the fashion of a fixed-rate mortgage. As a result, in periods of declining interest rates there is a reasonable likelihood that ARMs will behave like FRMs in that current levels of prepayments of principal on the underlying mortgages could accelerate. One difference between ARMs and FRMs is that, for certain types of ARMs, the rate of amortization of principal, as well as interest payments, can and does change in accordance with movements in a particular, pre-specified, published interest rate index. The amount of interest due to an ARM security holder is calculated by adding a specified additional amount, the "margin," to the index, subject to limitations or "caps" on the maximum and minimum interest that is charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period.

     In addition to GNMA, FNMA or FHLMC Certificates, through which the holder receives a share of all interest and principal payments from the mortgages underlying the Certificate, the Underlying Bond Funds also may invest in pass-through mortgage-related securities where all interest payments go to one class of holders ("Interest Only Securities" or "IOs") and all principal payments go to a second class of holders ("Principal Only Securities" or "POs"). These securities are commonly referred to as mortgage-backed security strips or MBS strips. Stripped mortgage-related securities have greater market volatility than other types of mortgage-related securities in which the Underlying Bond Funds may invest. The yields to maturity on IOs and POs are sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, an Underlying Fund may not fully recoup its initial investment in IOs. Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the yield on POs could be materially adversely affected. The Underlying Bond Funds will treat IOs and POs as illiquid securities except for (i) IOs and POs issued by U.S. Government agencies and instrumentalities backed by fixed-rate mortgages, whose liquidity is monitored by Accessor Capital and the Money Managers for these Underlying Funds subject to the supervision of the Board of Directors or (ii) where such securities can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of NAV per share.

     Municipal Securities. The Underlying Funds may invest up to 5% of their net assets in fixed-income securities issued by states, counties and other local governmental jurisdictions, including agencies of such governmental jurisdictions, within the United States.

     Options. The Underlying Funds' (other than the U.S. Government Money Fund) may purchase put and call options and write (sell) "covered" put and "covered" call options. The Underlying Domestic Equity Funds may purchase and write options on stocks and stock indices. These options may be traded on national securities exchanges or in the OTC market. Options on a stock index are similar to options on stocks except that there is no transfer of a security and settlement is in cash. The Underlying Domestic Equity Funds may write covered put and call options to generate additional income through the receipt of premiums, purchase put options in an effort to protect the value of a security that it owns against a decline in market value and purchase call options in an effort to protect against an increase in the price of securities it intends to purchase. The Underlying International Fund may purchase and write options on currencies. Currency options may be either listed on an exchange or traded OTC. Options on currencies are similar to options on stocks except that there is no transfer of a security and settlement is in cash. The Underlying International Fund may write covered put and call options on currencies to generate additional income through the receipt of premiums, purchase put options in an effort to protect the value of a currency that it owns against a decline in value and purchase call options in an effort to protect against an increase in the price of currencies it intends to purchase. The currency options are traded on national currency exchanges, the OTC market and by large international banks. The Underlying International Fund may trade options on international stocks or international stock indices in a manner similar to that described above. The Underlying Bond Funds may purchase and write options on U.S. Government securities. The Underlying Bond Funds may write covered put and call options to generate additional income through the receipt of premiums, may purchase put options in an effort to protect the value of securities in their portfolios against a decline in market value and purchase call options in an effort to protect against an increase in the price of securities they intend to purchase. All options on U.S. Government securities purchased or sold by the Underlying Bond Funds will be traded on U.S. securities exchanges or will result from separate, privately negotiated transactions with a primary government securities dealer recognized by the Board of Governors of the Federal Reserve System.

     A call option is a contract whereby a purchaser pays a premium in exchange for the right to buy the security on which the option is written at a specified price during the term of the option. A written call option is "covered" if the Underlying Fund owns the optioned securities or the Underlying Fund maintains in a segregated account with Accessor Funds' Custodian, cash, U.S. Government securities or other liquid assets with a value sufficient to meet its obligations under the call option, measured on a daily basis, or if the Underlying Fund owns an offsetting call option. When an Underlying Fund writes a call option, it receives a premium and gives the purchaser the right to buy the underlying security at any time during the call period, at a fixed exercise price regardless of market price changes during the call period. If the call is exercised, the Underlying Fund forgoes any gain from an increase in the market price of the underlying security over the exercise price.

     The purchaser of a put option pays a premium and receives the right to sell the underlying security at a specified price during the term of the option. The writer of a put option receives a premium and in return, has the obligation, upon exercise of the option, to acquire the securities or currency underlying the option at the exercise price. A written put option is "covered" if an Underlying Fund deposits with Accessor Funds' Custodian, cash, U.S. Government securities or other liquid assets with an aggregate value, measured on a daily basis, at least equal to the exercised price of the put option.

     The Underlying Funds may purchase and write covered put and covered call options that are traded on United States or foreign securities exchanges or that are listed on the Nasdaq Stock Market. Currency options may be either listed on an exchange or traded OTC. Options on financial futures and stock indices are generally settled in cash as opposed to the underlying securities.

     Listed  options  are  third-party  contracts  (i.e.,   performance  of  the
obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are privately negotiated with the counterparty to such contract and are purchased from and sold to dealers, financial institutions or other counterparties which have entered into direct agreements with the Underlying Funds. OTC options differ from exchange-traded options in that OTC options are transacted with the counterparty directly and not through a clearing corporation (which guarantees performance). If the counterparty fails to take delivery of the securities underlying an option it has written, the Underlying Funds would lose the premium paid for the option as well as any anticipated benefit of the transaction. Consequently, the Underlying Funds must rely on the credit quality of the counterparty and there can be no assurance that a liquid secondary market will exist for any particular OTC options at any specific time. The staff of the SEC has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities subject to the 15% limitation described in "Illiquid Securities."

     The Underlying Funds will not write covered put or covered call options on securities if the obligations underlying the put options and the securities underlying the call options written by the Underlying Fund exceed 25% of its net assets other than OTC options and assets used as cover for written OTC options. Furthermore, the Underlying Funds will not purchase or write put or call options on securities, stock index futures or financial futures if the aggregate premiums paid on all such options exceed 20% of the Underlying Fund's total net assets, subject to the foregoing limitations.

     If the writer of an option wishes to terminate the obligation, he or she may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after he or she has been notified of the exercise of an option. Similarly, an investor who is the holder of an option may liquidate his or her position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. Each Underlying Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Underlying Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option.

     There is no guarantee that either a closing purchase or a closing sale transaction can be effected. To secure the obligation to deliver the underlying security in the case of a call option, the writer of the option is generally required to pledge for the benefit of the broker the underlying security or other assets in accordance with the rules of the relevant exchange or clearinghouse, such as The Options Clearing Corporation, an institution created to interpose itself between buyers and sellers of options in the United States. Technically, the clearinghouse assumes the other side of every purchase and sale transaction on an exchange and, by doing so, guarantees the transaction.

     Risks of Transactions in Options. An option position may be closed out only on an exchange, board of trade or other trading facility that provides a secondary market for an option of the same series. Although the Underlying Funds will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or otherwise may exist. In such event it might not be possible to effect closing transactions in particular options, with the result that the Underlying Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of call options and upon the subsequent disposition of underlying securities acquired through the exercise of call options or upon the purchase of underlying securities for the exercise of put options. If the Underlying Fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

     Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders. The Underlying Funds intend to purchase and sell only those options that are cleared by clearinghouses whose facilities are considered to be adequate to handle the volume of options transactions.

     Privately-Issued  STRIP  Securities.  The  Underlying  Funds may  invest in principal portions or coupon portions of U.S. Government Securities that have been separated (stripped) by banks, brokerage firms, or other entities ("privately-issued STRIPS"). Stripped securities are usually sold separately in the form of receipts or certificates representing undivided interests in the stripped portion and are not considered to be issued or guaranteed by the U.S. Government. Stripped securities may be more volatile than non-stripped securities.

     Real Estate-Related Securities. Publicly traded REITs generally engage in acquisition, development, marketing, operating and long-term ownership of real property. A publicly traded REIT meeting certain asset-income and distribution requirements will generally not be subject to federal taxation on income distributed to its shareholders.

     Repurchase Agreements. A repurchase agreement is an agreement under which an Underlying Fund purchases a fixed-income security, generally a security issued by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit, from a commercial bank, or broker or dealer, and simultaneously agrees to sell the security back to the original seller at an agreed upon price and date (normally, the next business day). The securities purchased by the Underlying Fund will have a total value in excess of the value of the repurchase agreement and will be held by Fifth Third Bank, the Underlying Funds' custodian (the "Custodian"), either physically or in a book-entry system, until repurchased. Repurchase agreements will at all times be fully collateralized by U.S. Government securities or other collateral, such as cash, in an amount at least equal to the repurchase price, including accrued interest earned on the underlying securities, and the securities held as collateral will be valued daily, and as the value of the securities declines, the Underlying Fund will require additional collateral. If the party agreeing to repurchase should default and if the value of the collateral securing the repurchase agreements declines below the repurchase price, the Underlying Fund may incur a loss. Repurchase agreements carry certain risks associated with direct investments in securities, including possible declines in the market value of the underlying securities and delays and costs to the Underlying Fund if the counterparty to the repurchase agreement becomes bankrupt or otherwise fails to deliver securities. Repurchase agreements assist an Underlying Fund in being invested fully while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. Each Underlying Fund will limit repurchase agreement transactions to counterparties who meet creditworthiness standards approved by the Board of Directors, which include commercial banks having at least $1 billion in total assets and broker-dealers having a net worth of at least $5 million or total assets of at least $50 million. See "Investment Restrictions, Policies and Risk Considerations - Illiquid Securities."

     Reverse Repurchase Agreements and Dollar Rolls. Each Underlying Fund may enter into reverse repurchase agreements. A reverse repurchase agreement has the characteristics of borrowing and is a transaction whereby an Underlying Fund sells and simultaneously agrees to repurchase a portfolio security to a bank or a broker-dealer in return for a percentage of the portfolio security's market value. The Underlying Fund retains the right to receive interest and principal payments. At the agreed upon future date, the Underlying Fund repurchases the security by paying an agreed upon purchase price plus interest. The Underlying Bond Funds may also enter into dollar rolls in which the Underlying Funds sell securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type and coupon) securities on a specified future date from the same party. During the roll period, the Underlying Funds forego principal and interest paid on the securities. The Underlying Funds are compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale.

     At the time an Underlying Fund enters into reverse repurchase agreements or dollar rolls, the Underlying Fund will establish or maintain a segregated account with a custodian approved by the Board of Directors, containing cash or liquid assets having an aggregate value, measured on a daily basis, at least equal in value to the repurchase price including any accrued interest. Reverse repurchase agreements and dollar rolls involve the risk that the market value of securities retained in lieu of sale may decline below the price of the securities the Underlying Fund has sold but is obligated to repurchase. In the event the counterparty to a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Underlying Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decisions.

     Reverse repurchase agreements and dollar rolls are considered borrowings by the Underlying Funds for purposes of the percentage limitations applicable to borrowings.

         Rights and Warrants. Warrants are instruments that give the holder the right to purchase the issuer's securities at a stated price during a stated term. Rights are short-term warrants issued to shareholders in conjunction with new stock issues. The prices of warrants do not necessarily move parallel to the prices of the underlying securities. Warrants involve a risk of loss if the market price of the underlying securities subject to the warrants never exceeds the exercise price of the warrants. See "Investment Restrictions."

     Risks of Investing in Asset-Backed and Mortgage-Related Securities. The yield characteristics of mortgage-related securities (including CMOs and REMICs) and asset-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Underlying Bond Funds purchase such a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Alternatively, if the
Underlying Bond Funds purchase these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity.

     Although the extent of prepayments in a pool of mortgage loans depends on various economic and other factors, as a general rule prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Accordingly, amounts available for reinvestment by the Underlying Bond Funds are likely to be greater during a period of declining interest rates and, as a result, likely to be reinvested at lower interest rates than during a period of rising interest rates. Asset-backed securities, although less likely to experience the same prepayment rates as mortgage-related securities, may respond to certain of the same factors influencing prepayments, while at other times different factors will predominate. Mortgage-related securities and asset-backed securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment.

     Asset-backed securities involve certain risks that are not posed by mortgage-related securities, because asset-backed securities do not usually have the type of security interest in the related collateral that mortgage-related securities have. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, some of which may reduce a creditor's ability to realize full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities.

     Rule 144A Securities. Each Underlying Fund may purchase securities that are not registered under the Securities Act, but that can be sold to "qualified institutional buyers" in accordance with Rule 144A under the Securities Act ("Rule 144A Securities"). In addition to an adequate trading market, the Board will also consider factors such as trading activity, availability of reliable price information and other relevant information in determining whether a Rule 144A Security is liquid. This investment practice could have the effect of increasing the level of illiquidity in the Underlying Funds to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A Securities. The Board will carefully monitor any investments by the Underlying Fund in Rule 144A Securities.

     Rule 144A securities may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and an Underlying Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the price realized from these sales could be less than those originally paid by an Underlying Fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded.

     Rule 144A under the Securities Act allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public by establishing a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers (as such term is defined under Rule 144A). Accessor Capital anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. (the "NASD"). An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by the Underlying Funds, however, could affect adversely the marketability of such Underlying Funds' securities and, consequently, the Underlying Funds might be unable to dispose of such securities promptly or at favorable prices. Accessor Capital will monitor the liquidity of such restricted securities under the supervision of the Board of Directors.

     Securities issued pursuant to Rule 144A are not deemed to be illiquid. The Money Manager will monitor the liquidity of such restricted securities subject to the supervision of Accessor Capital and the Board of Directors. In reaching liquidity decisions, the Money Manager will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; (4) the number of other potential purchasers; and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

     Securities Lending. Consistent with applicable regulatory requirements, each Underlying Fund, pursuant to a securities lending agency agreement between the lending agent and the Underlying Fund, may lend its portfolio securities to brokers, dealers and financial institutions, provided that outstanding loans do not exceed in the aggregate the maximum allowable percentage under the applicable laws and regulations of the value of the Underlying Fund's net assets, currently 33-1/3%. Such loans must be callable at any time by the Underlying Fund and at all times be secured by cash, U.S. Government securities, irrevocable letters of credit or such other equivalent collateral that is at least equal to the market value, determined daily, of the loaned securities. The Underlying Fund will receive the collateral in an amount equal to at least 102% (in the case of domestic securities) or 105% (in the case of foreign securities) of the current market value of the loaned securities plus accrued interest. Cash collateral received by the Underlying Fund will be invested in any securities in which the Underlying Fund is authorized to invest. The advantage of such loans is that the Underlying Fund continues to receive interest and dividends on the loaned securities, while at the same time earning interest either directly from the borrower or on the collateral that will be invested in short-term obligations.

     A loan may be terminated by the borrower on one business day's notice or by the Underlying Fund at any time. If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates, and the Underlying Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms determined to be creditworthy pursuant to procedures approved by and under the general supervision of the Board of Directors, as monitored by Accessor Capital and the lending agent. On termination of the loan, the borrower is required to return the securities to the Underlying Fund, and any gain or loss in the market price during the loan would be borne by the Underlying Fund.

     Since voting or consent rights which accompany loaned securities pass to the borrower, the Underlying Fund will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such rights if the matters involved would have a material effect on the Underlying Fund's investment in the securities which are the subject of the loan. The Underlying Fund will pay reasonable finders', administrative and custodial fees in connection with a loan of its securities or may share the interest earned on collateral with the borrower.

     Short Sales Against-the-Box. Short sales against-the-box are short sales of securities that an Underlying Fund owns or has the right to obtain (equivalent in kind and amount to the securities sold short). Each Underlying Fund (other than the U.S. Government Money Fund) may make such sales or maintain a short position, provided that at all times when a short position is open, the Underlying Fund sets aside in a segregated custodial account while the short sales remains outstanding an equal amount of such securities or securities convertible or exchangeable for such securities without the payment of any further consideration for the securities sold short.

     Special Risks of Hedging and Income Enhancement Strategies. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which an Underlying Fund would not be subject absent the use of these strategies. If the Money Manager's predictions of movements in the direction of the securities, foreign currency and interest rate markets are inaccurate, the adverse consequences to the Underlying Fund may leave the Underlying Fund in a worse position than if such strategies were not used. Risks inherent in the use of options, foreign currency and futures contracts and options on futures contracts include: (1) dependence on the Money Manager's ability to predict correctly movements in the direction of interest rates, securities prices and currency markets; (2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument at any time; (5) the possible need to raise additional initial margin; (6) in the case of futures, the need to meet daily margin in cash; and (7) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences.

     Temporary Defensive Policies. If, in the opinion of Accessor Capital and/or the Money Manager, as applicable, market or economic conditions warrant, the Underlying Funds may adopt a temporary defensive strategy.

     During these times, the average dollar weighted duration of the Underlying Intermediate Fixed-Income Fund may fall below three years, or rise to as high as fifteen years and the Underlying Short-Intermediate Fixed-Income Fund may fall below one year, or rise to as high as fifteen years. In such event, the Underlying Funds will be subject to greater or less risk depending on whether average dollar weighted duration is increased or decreased. At any time that these Underlying Funds' average dollar weighted duration is increased, the Underlying Funds are subject to greater risk, since at higher durations an Underlying Fund's asset value is more significantly impacted by changes in prevailing interest rates than at lower durations. Likewise, when the Underlying Fund's average dollar weighted duration is decreased, the Underlying Fund is subject to less risk, since at lower durations an Underlying Fund's asset value is less significantly impacted by changes in prevailing interest rates than at higher durations. When Accessor Capital and/or the Money Manager determines that a temporary defensive strategy is no longer needed, investments will be reallocated to return the Underlying Funds to their designated average dollar weighted duration.

     U.S. Government Securities. The types of U.S. Government obligations in which the Underlying Funds may at times invest include: (1) a variety of United States Treasury obligations, which differ only in their interest rates, maturities and times of issuance, i.e., United States Treasury bills having a maturity of one year or less, United States Treasury notes having maturities of one to ten years, and United States Treasury bonds generally having maturities of greater than ten years; (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the United States Treasury (such as GNMA Participation Certificates), (b) the right of the issuer to borrow an amount limited to a specific line of credit from the United States Treasury, (c) discretionary authority of the U.S. Government agency or instrumentality, or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Farmers Home Administration, Central Bank for
Cooperatives,  Federal  Intermediate  Credit Banks,  Federal Home Loan Banks and
FNMA). In the case of securities not backed by the full faith and credit of the United States, the Underlying Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitments. No assurance can be given that the U.S. Government will provide financial support to such U.S. Government agencies or instrumentalities described in (2)(b), (2)(c) and (2)(d) in the future, other than as set forth above, since it is not obligated to do so by law. The Underlying Funds may purchase U.S. Government obligations on a forward commitment basis.

     Variable and Floating Rate Securities. A floating rate security is one whose terms provide for the automatic adjustment of interest rate whenever a specified interest rate changes. A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates. The interest rate on floating rate securities is ordinarily tied to and is a percentage of the prime rate of a specified bank or some similar objective standard, such as the 90-day United States Treasury bill rate, and may change as often as twice daily. Generally, changes in interest rates on floating rate securities will reduce changes in the security's market value from the original purchase price, resulting in the potential for capital appreciation or capital depreciation being less than for fixed-income obligations with a fixed interest rate.

     The U.S. Government Money Fund may purchase variable rate U.S. Government obligations which are instruments issued or guaranteed by the U.S. Government, or any agency or instrumentality thereof, which have a rate of interest subject to adjustment at regular intervals but less frequently than annually. Variable rate U.S. Government obligations on which interest is readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

     The Underlying Funds may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 397 days, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit an Underlying Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Underlying Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are collateralized by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, an Underlying Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and a portfolio may invest in obligations that are not so rated only if its Money Manager determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Underlying Fund may invest. The Money Manager of an Underlying Fund will consider on an ongoing basis the creditworthiness of the issuers of the floating and variable rate demand obligations held by the Underlying Fund.

     Zero-Coupon Securities. A zero-coupon security has no cash-coupon payments. Instead, the issuer sells the security at a substantial discount from its maturity value. The interest equivalent received by the investor from holding this security to maturity is the difference between the maturity value and the purchase price. Zero-coupon securities are more volatile than cash pay securities. The Underlying Fund accrues income on these securities prior to the receipt of cash payments. The Underlying Fund intends to distribute substantially all of its income to its shareholders to qualify for pass-through treatment under the tax laws and may, therefore, need to use its cash reserves to satisfy distribution requirements.

                             MANAGEMENT OF THE FUNDS

     The Board of Directors is responsible for overseeing generally the operation of Accessor Funds. The officers are responsible for the day-to-day management and administration of Accessor Funds' operations.

                 Name and                   Position with                 Principal Occupations
                 Address              Age   the Fund                      During Past Five Years

 *  J. Anthony Whatley, III**         57    Director, President and       Director   and   President,    Accessor
    1420 Fifth Avenue                       Principal Executive Officer   Capital   Corporation,   since   August
    Seattle, WA                                                           2000;   Executive  Director,   Accessor
                                                                          Capital  Management  L.P.  since  April
                                                                          1991;   President,   Accessor   Capital
                                                                          Management   Associates,   Inc.   since
                                                                          April  1991;  Director  and  President,
                                                                          Northwest Advisors, Inc. since 1990.

    George G. Cobean, III             62    Director                      Partner,     Martinson,     Cobean    &
    1607 South 341st Place                                                Associates,   P.S.   (certified  public
    Federal Way, WA                                                       accountants) since 1973.

    Geoffrey C. Cross                 60    Director                      President,   Geoffrey  C.  Cross  P.S.,
    252 Broadway                                                          Inc.,  (general  practice of law) since
    Tacoma, WA                                                            1970.

    Ravindra A. Deo                   37    Vice President,               Director   and   Secretary,    Accessor
    1420 Fifth Avenue                       Treasurer and                 Capital   Corporation,   since   August
    Seattle, WA                             Principal Financial           2000;   Director  and  Vice  President,
                                            and Accounting Officer        Northwest  Advisors,  Inc.  since  July
                                                                          1993;    Vice   President   and   Chief
                                                                          Investment  Officer,  Accessor  Capital
                                                                          Management L.P. since January 1992.

    Linda V. Whatley**                42    Vice President and            Treasurer of Northwest  Advisors,  Inc.
    1420 Fifth Avenue                       Assistant Secretary           since   July  1993;   Vice   President,
                                                                          Accessor  Capital  Management  LP since
                                                                          April 1991; Secretary  since April 1991
                                                                          and Director  and Treasurer  since June
                                                                          1992  of  Bennington Capital Management
                                                                          Associates, Inc.

    Robert J. Harper                  56    Vice President                Director   and   Treasurer,    Accessor
    1420 Fifth Avenue                                                     Capital   Corporation,   since   August
    Seattle, WA                                                           2000;   Director  and  Vice  President,
                                                                          Northwest    Advisers,    Inc.    since
                                                                          November  1995;  Director  of Sales and
                                                                          Client   Service,    Accessor   Capital
                                                                          Management L.P. since October 1993.

    Christine J. Stansbery            48    Secretary                     Secretary,   Northwest  Advisers,  Inc.
    1420 Fifth Avenue                                                     since   May,   1999;   Assistant   Vice
    Seattle, WA                                                           President-Compliance since January 1997
                                                                          Regulatory Manager from  March  1996 to
                                                                          December  1996,   Legal  Assistant from
                                                                          March  1993 to  March  1996 at Accessor
                                                                          Capital Management LP

----------
*"Interested Person" by virtue of his employment by and/or indirect interest in Accessor Capital.

** J. Anthony Whatley, III and Linda V. Whatley are husband and wife.

     The following table shows the compensation paid by Accessor Funds to the Directors during the fiscal year ended December 31, 1999:

                               COMPENSATION TABLE

                                                   Pension or                               Total
                                Aggregate          Retirement          Estimated       Compensation from         Total
                               Compensation      Benefits Accrued        Annual        Underlying Funds     Compensation from
                              from Accessor     as part of Company    Benefits upon     Paid to Board         Funds paid to
                              Funds Complex*        Expenses           Retirement          Members            Board Members**
                              --------------        --------          ------------        ---------          ----------------

         Director
J. Anthony Whatley III             None                None               None              None                  None
George G. Cobean III             $17,000               None               None            $17,000                 None
Geoffrey C. Cross                $17,000               None               None            $17,000                 None

----------
*The Accessor Underlying Funds Complex consist of the nine Underlying Funds and six Funds. **The Funds were not in operation at December 31, 1999.

     Directors who are not "interested persons" of Accessor Funds are paid fees of $3,000 per meeting plus out-of-pocket costs associated with attending Board meetings. Directors employed by Accessor Capital have agreed that, if their employment with Accessor Capital is terminated for any reason, and a majority of the remaining Directors of Accessor Funds so request, they will be deemed to have resigned from the Board of Directors at the same time their employment with Accessor Capital terminates. Accessor Fund's officers and employees are paid by Accessor Capital and receive no compensation from Accessor Funds.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     As of ______________________, 2000, the following persons were the owners, of record or beneficially, of 5% or more of the shares of the Funds as set forth below:

     As of ________________, 2000, none of the Directors and officers of Accessor Funds, as a group, beneficially owned more than 1% of the shares of each Fund.

     If a meeting of the shareholders were called, the above-listed shareholders, if voting together, may, as a practical matter, have sufficient voting power to exercise control over the business, policies and affairs of Accessor Funds and, in general, determine certain corporate or other matters submitted to the shareholders for approval, such as a change in the Funds' investment policies, all of which may adversely affect the NAV of a Fund. As with any mutual fund, certain shareholders of a Fund could control the results of voting in certain instances. For example, a vote by certain majority shareholders changing the Fund's investment objective could result in dissenting minority shareholders withdrawing their investments and a corresponding increase in costs and expenses for the remaining shareholders.

                     INVESTMENT ADVISORY AND OTHER SERVICES

SERVICE PROVIDERS

         The Funds' day-to-day operations are performed by separate business organizations under contract to Accessor Funds. The principal service providers are:

     Manager, Administrator, Transfer Agent,      Accessor Capital Management LP
     Registrar and Dividend Disbursing Agent

     Custodian and Fund Accounting Agent          The Fifth Third Bank, N.A.

     Manager, Administrator, Transfer Agent, Registrar and Dividend Disbursing Agent. Accessor Capital is the manager and administrator of the Underlying Funds as well as the Funds, pursuant to separate Management Agreements with Accessor Funds. Accessor Capital provides or oversees the provision of all general management, administration, investment advisory and portfolio management services for Accessor Funds. Accessor Capital provides Accessor Funds with office space and equipment, and the personnel necessary to operate and administer each Fund's business and to supervise the provision of services by third parties such as the Money Managers and Fifth Third Bank that serves as the Custodian and Fund Accounting Agent. Accessor Capital also develops the investment programs for the Funds, selects Money Managers of the Underlying Funds (subject to approval by the Board of Directors), allocates assets among Money Managers of the Underlying Funds, monitors the Money Managers' of the Underlying Funds investment programs and results, and may exercise investment discretion over the Underlying Funds and assets invested in the Underlying Funds' liquidity reserves, or other assets not assigned to a Money Manager of an Underlying Fund. Accessor Capital currently invests all the assets of the Underlying U.S. Government Money Fund. Accessor Capital exercises investment discretion over the Funds and the assets invested in the Funds. Accessor Capital also acts as the Transfer Agent, Registrar and Dividend Disbursing Agent for Accessor Funds and provides certain administrative and compliance services to Accessor Funds.

     Under the Management Agreements, Accessor Capital has agreed not to withdraw from Accessor Funds the use of Accessor Funds' name. In addition, Accessor Capital may not grant the use of a name similar to that of Accessor Funds to another investment company or business enterprise without, among other things, first obtaining the approval of Accessor Funds' shareholders.

     The Management Agreement with the Funds was approved by the Board of Directors including all of the Directors who are not "interested persons" of Accessor Funds and who have no direct or indirect financial interest in the Management Agreement on November __, 2000, and by the sole shareholder of the Funds on ____________, 2000.

     The current Management Agreement with the Underlying Funds was approved by the Board of Directors including all of the Directors who are not "interested persons" of Accessor Funds and who have no direct or indirect financial interest in the Management Agreement on June 17, 1992, by the shareholders of the Underlying Growth Fund, Underlying Value Fund (formerly referred to as Value and Income Portfolio), Underlying Small to Mid Cap Fund (formerly referred to as the Small Cap Portfolio) and Underlying International Equity Fund on June 17, 1992, and by the shareholders of the Underlying Short-Intermediate Fixed-Income Fund, Underlying Intermediate Fixed-Income Fund, Underlying Mortgage Securities Fund and Underlying U.S. Government Money Fund on August 3, 1992 and the sole shareholder of the Underlying High Yield Bond Fund on May 1, 2000. The Management Agreement with the Underlying Funds has been renewed by the Board of Directors including all of the Directors who are not "interested persons" of Accessor Funds and who have no direct or indirect financial interest in the Management Agreement of the Underlying Funds each year, most recently on May 28, 1997, May 20, 1998 and May 7, 1999.

     The general partners of Accessor Capital are Northwest Advisors, Inc., Bennington Management Associates, Inc. and Accessor Capital Corporation, all of which are Washington corporations. The sole limited partner of Accessor Capital Management LP is Zions Investment Management, Inc., a wholly-owned subsidiary of Zions First National Bank, N.A. The managing general partner of Accessor Capital Management, LP is Accessor Capital Corporation, which is controlled by J. Anthony Whatley, III. The mailing address of Accessor Capital is 1420 Fifth Avenue, Suite 3600, Seattle, Washington 98101.

     Accessor Capital's Fees. Each Fund pays Accessor Capital a fee equal on an annual basis to 0.10% of the Fund's average daily net assets. In addition to the Management Fee paid to Accessor Capital, the Funds bear their pro rata portion of the fees and expenses of the Underlying Funds, including management fees. The management fees paid by the Underlying Funds are described in the prospectuses and Statement of Additional Information of the Underlying Funds. The Funds commenced operation on or about December 1, 2000.

     Custodian and Fund Accounting Agent. The Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263, ("Fifth Third") a banking company organized under the laws of the State of Ohio, has acted as Custodian of the Underlying Funds' assets since October, 1996, and the Funds assets beginning with their commencement of operation on or about December 1, 2000. Through an agreement between Fifth Third and Accessor Funds may employ sub-custodians outside the United States which have been approved by the Board of Directors. Fifth Third holds all portfolio securities and cash assets of each Fund and is authorized to deposit securities in securities depositories or to use the services of sub-custodians. Fifth Third is paid by the Funds an annual fee and also is reimbursed by Accessor Funds for certain out-of-pocket expenses including postage, taxes, wires, stationery and telephone. Fifth Third acts as Custodian for investors of the Funds with respect to the individual retirement accounts ("IRA Accounts"). Fifth Third also provides basic recordkeeping required by each of the Funds for regulatory and financial reporting purposes. Fifth Third is paid by the Funds an annual fee plus specified transactions costs per Fund for these services, and is reimbursed by Accessor Funds for certain out-of-pocket expenses including postage, taxes, wires, stationery and telephone.

     Independent Auditors. Deloitte & Touche LLP, Two World Financial Center, New York, New York, 10281, serves as each Fund's independent auditor and in that capacity audits the Funds' annual financial statements.

     Fund Counsel. Kirkpatrick & Lockhart LLP, 75 State Street, Boston, Massachusetts 02109.


                                 FUND EXPENSES

     The Funds have applied to the Securities and Exchange Commission for an exemptive order that will permit the Funds to enter into an agreement ("Expense Agreement") with the Underlying Funds under which the Underlying Funds will bear the Funds' miscellaneous expenses, including transfer agency, professional fees and other fees and expenses of the Funds. As a result, the Funds do not expect to bear directly any such expenses, although the Funds will indirectly bear such expenses through their investments in the Underlying Funds.

     Accessor Capital provides transfer agent, registrar and dividend disbursing agent services to each Fund pursuant to a Transfer Agency Agreement between Accessor Capital and Accessor Funds. Sub-transfer agent and compliance services previously provided by Accessor Capital under the Sub-Administration Agreement are provided to the Funds under the Transfer Agency Agreement. Accessor Capital also provides certain administrative and recordkeeping services under the Transfer Agency Agreement. For providing these services, the Underlying Funds will pay to Accessor Capital pursuant to the Expense Agreement (i) a fee equal to 0.13% of the average daily net assets of each Fund of Accessor Funds, and
(ii) a transaction fee of $0.50 per transaction. Accessor Capital is also reimbursed by Accessor Funds for certain out-of-pocket expenses including postage, taxes, wire transfer fees, stationery and telephone expenses.

The Underlying Funds pay all of their operating expenses other than those expressly assumed by Accessor Capital. In addition, the Underlying Funds have agreed to pay pursuant to the Expense Agreement certain operating expenses of the Funds. Accessor Funds' expenses include: (a) expenses of all audits and other services by independent public accountants; (b) expenses of the transfer agent, registrar and dividend disbursing agent; (c) expenses of the Custodian, administrator and Fund Accounting agent; (d) expenses of obtaining quotations for calculating the value of Accessor Funds' assets; (e) expenses of obtaining Accessor Fund activity reports and analyses for each Accessor Fund; (f) expenses of maintaining each Accessor Fund's tax records; (g) salaries and other compensation of any of Accessor Funds' executive officers and employees, if any, who are not officers, directors, shareholders or employees of Accessor Capital or any of its partners; (h) taxes levied against the Accessor Funds; (i) brokerage fees and commissions in connection with the purchase and sale of portfolio securities for the Accessor Funds; (j) costs, including the interest expense, of borrowing money; (k) costs and/or fees incident to meetings of the Accessor Funds, the preparation and mailings of prospectuses and reports of the Accessor Funds to their shareholders, the filing of reports with regulatory bodies, the maintenance of Accessor Funds' existence, and the registration of shares with federal and state securities authorities; (l) legal fees, including the legal fees related to the registration and continued qualification of the Accessor Funds' shares for sale; (m) costs of printing stock certificates representing shares of the Accessor Funds; (n) Directors' fees and expenses of Directors who are not officers, employees or shareholders of Accessor Capital or any of its partners; (o) the fidelity bond required by Section 17(g) of the Investment Company Act, and other insurance premiums; (p) association membership dues; (q) organizational expenses; (r) extraordinary expenses as may arise, including expenses incurred in connection with litigation, proceedings, other claims, and the legal obligations of Accessor Funds to indemnify its Directors, officers, employees and agents with respect thereto; and (s) any expenses allocated or allocable to a specific class of shares ("Class-specific expenses"). Class-specific expenses include distribution and service fees and administration fees as described below payable with respect to Investor Class Shares, and may include certain other expenses if these expenses are actually incurred in a different amount by that class or if the class receives services of a different kind or to a different degree than the other class, as permitted by Accessor Funds' Multi-Class Plan (as defined below) adopted pursuant to Rule 18f-3 under the Investment Company Act and subject to review and approval by the Directors. Class-specific expenses do not include advisory or custodial fees or other expenses related to the management of a Accessor Fund's assets. The Underlying Funds and the Funds are each responsible for paying their respective management fee to Accessor Capital. Additionally, the Underlying Funds pay a Basic Fee and Fund Management Fee in the first five quarters of investment operations to the applicable Money Managers of the Underlying Funds, and a Basic Fee and/or Performance Fee in the sixth quarter of investment operations to the applicable Money Managers of the Underlying Funds, more fully described in the Underlying Funds prospectuses and Statement of Additional Information. Certain expenses attributable to particular Underlying Funds are charged to those Underlying Funds, and other expenses are allocated among the Underlying Funds affected based upon their relative net assets.

     Dividends from net investment income with respect to Investor Class Shares will be lower than those paid with respect to Advisor Class Shares, reflecting the payment of administrative and/or service and/or distribution fees by the Investor Class Shares.

                             MULTI-CLASS STRUCTURE

     On February 19, 1998, the Board of Directors of Accessor Funds on behalf of the Underlying Funds, adopted a Rule 18f-3 Plan and established two classes of shares for the Funds, the Advisor Class and the Investor Class. The Board of Directors of Accessor Funds, including a majority of the non-interested Directors (as defined in the Investment Company Act), voted in person at the Board meeting on February 15, 2000, to adopt an Amended Rule 18f-3 Plan (the "Amended Multi-Class Plan") pursuant to Rule 18f-3 under the Investment Company Act. The Directors determined that the Amended Multi-Class Plan is in the best interests of each class individually and Accessor Funds as a whole. The Board of Directors of Accessor Funds, including a majority of the non-interested Directors (as defined in the Investment Company Act), voted in person at the Board meeting on November __, 2000, to adopt an Amended Rule 18f-3 Plan (the "Amended Multi-Class Plan") pursuant to Rule 18f-3 under the Investment Company Act to include the Funds. The Directors determined that the Amended Multi-Class Plan is in the best interests of each class of the Funds individually and Accessor Funds as a whole.

     Under the Amended Multi-Class Plan, shares of each class of each Fund represent an equal pro rata interest in such Fund and, generally, have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that:
(a) each class has a different designation; (b) each class of shares bears any class-specific expenses allocated to it; and (c) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution or service arrangements, and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.

     As described in the Amended Multi-Class Plan, Accessor Funds, on behalf of each Fund's Investor Class Shares, has adopted a Distribution and Service Plan and an Administrative Services Plan, each as described below. Pursuant to the appropriate plan, Accessor Funds may enter into arrangements with financial institutions, retirement plans, broker-dealers, depository institutions, institutional shareholders of record, registered investment advisers and other financial intermediaries and various brokerage firms or other industry recognized service providers of fund supermarkets or similar programs (collectively "Service Organizations") who may provide distribution services and shareholder services and/or administrative and accounting services to or on behalf of their clients or customers who beneficially own Investor Class Shares. Investor Class Shares are intended to be offered directly from Accessor Funds and may be offered by Service Organizations to their clients or customers, which may impose additional transaction or account fees. Accessor Capital may enter into separate arrangements with some Service Organizations to provide accounting and/or other services with respect to Investor Class Shares and for which Accessor Capital will compensate the Service Organizations from its revenue.

     As described in the Amended Multi-Class Plan, Accessor Funds has not adopted a Distribution and Service Plan or Administrative Services Plan for the Advisor Class Shares of the Funds or the Underlying Funds. Advisor Class Shares shall be offered by Accessor Funds at NAV with no distribution, shareholder or administrative service fees paid by the Advisor Class Shares of the Funds or the Underlying Funds. Advisor Class Shares are offered directly from Accessor Funds and may be offered through Service Organizations that may impose additional or different conditions on the purchase or redemption of Fund shares and may charge transaction or account fees. Accessor Funds, on behalf of the Advisor Class Shares of the Funds and the Underlying Funds, pays no compensation to Service Organizations and receives none of the fees or transaction charges. Accessor Capital may enter into separate arrangements with some Service Organizations to provide administrative, accounting and/or other services with respect to Advisor Class Shares and for which Accessor Capital will compensate the Service Organizations from its revenue.

     Distribution and Service Plan. Accessor Funds has amended its Distribution and Service Plan (the "Distribution and Service Plan") under Rule 12b-1 ("Rule 12b-1") of the Investment Company Act to include the Investor Class Shares of each Fund. Under the terms of the Distribution and Service Plan, Accessor Funds is permitted, out of the assets attributable to the Investor Class Shares of each Fund (i) to make directly or cause to be made, payments for costs and expenses to third parties or (ii) to reimburse third parties for costs and expenses incurred in connection with providing distribution services, including but not limited to (a) costs of payments made to employees that engage in the distribution of Investor Class Shares; (b) costs relating to the formulation and implementation of marketing and promotional activities, including but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (c) costs of printing and distributing prospectuses, statements of additional information and reports of Accessor Funds to prospective holders of Investor Class Shares; (d) costs involved in preparing, printing and distributing sales literature pertaining to Accessor Funds and (e) costs involved in obtaining whatever information, analyses and reports with respect to marketing and promotional activities that Accessor Funds may, from time to time, deem advisable (the "Distribution Services"). Pursuant to the Distribution and Service Plan, each Fund may also make payments to Service Organizations who provide non-distribution related services, including but not limited to: personal and/or account maintenance services. Such services may include some or all of the following: (i) shareholder liaison services; (ii) providing information periodically to Clients showing their positions in Investor Class Shares and integrating such statements with those of other transactions and balances in Clients' other accounts serviced by the Service Organizations; (iii) responding to Client inquiries relating to the services performed by the Service Organizations; (iv) responding to routine inquiries from Clients concerning their investments in Investor Class Shares; and (v) providing such other similar services to Clients as Accessor Funds may reasonably request to the extent the Service Organizations are permitted to do so under applicable statutes, rules and regulations.

     Subject to the limitations of applicable law and regulations, including rules of NASD, the payments made directly to third parties for such distribution and service related costs or expenses, shall be up to but not exceed 0.25% of the average daily net assets of the Funds attributable to the Investor Class Shares. In the event the Distribution and Service Plan is terminated, the Investor Class Shares shall have no liability for expenses that were not reimbursed as of the date of termination.

     Any Service Organization entering into an agreement with Accessor Funds under the Distribution and Service Plan may also enter into an Administrative Services Agreement with regard to its Investor Class Shares, which will not be subject to the terms of the Distribution and Service Plan.

     The Distribution and Service Plan may be terminated with respect to Accessor Funds by a vote of a majority of the "non-interested" Directors who have no direct or indirect financial interest in the operation of the Distribution and Service Plan (the "Qualified Directors") or by the vote of a majority of the outstanding voting securities of the relevant class of Accessor Funds. Any change in the Distribution and Service Plan that would materially increase the cost to the class of shares of Accessor Funds to which the Distribution Service Plan relates requires approval of the affected class of shareholders of Accessor Funds. The Distribution and Service Plan requires the Board to review and approve the Distribution and Service Plan annually and, at least quarterly, to receive and review written reports of the amounts expended under the Distribution and Service Plan and the purposes for which such expenditures were made. The Distribution and Service Plan may be terminated at any time upon a vote of the Qualified Directors.

     Defensive Distribution Plan. The Board of Directors of Accessor Funds, on behalf of the Funds adopted a Defensive Distribution Plan ("Defensive Distribution Plan") pursuant to Rule 12b-1 on November __, 2000. Under the Defensive Distribution Plan, if the payment of management fees or administration fees by the Funds to Accessor Capital Management is deemed to be indirect financing by a Fund of the distribution of its shares, such payment is authorized by the Plan. The Defensive Distribution Plan specifically recognizes that Accessor Capital Management may use its past profits or its other resources, including management fees paid to Accessor Capital Management by the Funds to pay for expenses incurred in connection with providing services intended to result in the sale of Fund shares and/or shareholder support services. In addition, the Defensive Distribution Plan provides that Accessor Capital Management may pay significant amounts to intermediaries, such as banks, broker-dealers and other service-providers, that provide those services. Currently, the Board of Directors has authorized such payments for the Funds.

     Administrative Services Plan. Accessor Funds has amended its Administrative Services Plan to include the Investor Class Shares of the Funds whereby Accessor Funds is authorized to enter into Administrative Service Agreements (the "Agreements"), the form of which has been approved by the Board of Directors of Accessor Funds (the "Board") and each Agreement will be ratified by the Board of Directors at the next quarterly meeting after the arrangement has been entered into. Each Fund will pay an administrative services fee under the Administrative Services Plan at an annual rate of up to 0.25% of the average daily net assets of the Investor Class Shares of the Fund (the "Administrative Services Fee") beneficially owned by the clients of the Service Organizations. Provided, however, that no Fund shall directly or indirectly pay any distribution related amounts that will be allocated under Accessor Funds' Distribution and Service Plan. Administrative Services Fees may be used for payments to Service Organizations who provide administrative and support servicing to their customers who may from time to time beneficially own Investor Class Shares of Accessor Funds, which, by way of example, may include: (i) establishing and maintaining accounts and records relating to shareholders; (ii) processing dividend and distribution payments from the Fund on behalf of shareholders;
(iii) providing information periodically to shareholders showing their positions in shares and integrating such statements with those of other transactions and balances in shareholders other accounts serviced by such financial institution;
(iv) arranging for bank wires; (v) providing transfer agent or sub-transfer agent services, recordkeeping, custodian or subaccounting services with respect to shares beneficially owned by shareholders, or the information to the Fund necessary for such services; (vi) if required by law, forwarding shareholder communications from the Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders; (vii) assisting in processing purchase, exchange and redemption requests from shareholders and in placing such orders with our service contractors; or (viii) providing such other similar services, which are not considered "service fees" as defined in the NASD Rule 2830(b)(9), as a Fund may reasonably request to the extent the Service Organization is permitted to do so under applicable laws, statutes, rules and regulations. The Administrative Services Plan may be terminated at any time by a vote of the Qualified Directors. The Directors shall review and approve the Administrative Services Plan annually and quarterly shall receive a report with respect to the amounts expended under the Administrative Services Plan and the purposes for which those expenditures were made.

     The Directors believe that the Distribution and Service Plan and the Administrative Services Plan will provide benefits to Accessor Funds and will provide benefits to the Funds. The Directors believe that the multi-class structure may increase investor choice, result in efficiencies in the distribution of Fund shares and allow Fund sponsors to tailor products more closely to different investor markets. The Directors further believe that multiple classes avoid the need to create clone funds, which require duplicative portfolio and fund management expenses.

     The Distribution and Service Plan provides that it may not be amended to materially increase the costs which Investor Class shareholders may bear under the Plan without the approval of a majority of the outstanding voting securities of Investor Class, and by vote of a majority of both (i) the Directors of Accessor Funds and (ii) those Directors who are not "interested persons" of Accessor Funds (as defined in the Investment Company Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it (the "Qualified Directors"), cast in person at a meeting called for the purpose of voting on the plans and any related amendments.

     The Administrative Services Plan and Distribution and Service Plan provide that each shall continue in effect so long as such continuance is specifically approved at least annually by the Directors and the Qualified Directors defined above, and that the Directors shall review at least quarterly, a written report of the amounts expended pursuant to each plan and the purposes for which such expenditures were made.

     The Distribution and Service Plan provides that expenses payable under the plan shall be accrued and paid monthly, subject to the limit that not more that 0.25% of the average daily net assets attributable to the Investor Class Shares may be used to pay distribution or service related expenses.

                           VALUATION OF ACCESSOR FUNDS

Valuation of Funds
------------------

     The NAV per share of each class is calculated on each business day on which shares are offered or orders to redeem may be tendered. A business day is one on which the New York Stock Exchange, Fifth Third and Accessor Capital are open for business. Non-business days for 2000 will be New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     Each Fund's liabilities are allocated among its classes. The total of such liabilities allocated to a class plus that classes distribution and/or servicing fees and any other expenses specially allocated to that class are then deducted from the classes proportionate interest in the Fund's assets, and the resulting amount for each class is divided by the number of shares of that class outstanding to produce the classes "NAV" per share. Generally, for Funds that pay income dividends, those dividends are expected to differ over time by approximately the amount of the expense accrual differential between a particular Fund's classes.

     Under certain circumstances, the per share NAV of the Investor Class Shares of the Funds may be lower than the per share NAV of the Advisor Class Shares as a result of the daily expense accruals of the service and/or distribution fees applicable to the Investor Class Shares. Generally, for Funds that pay income dividends, those dividends are expected to differ over time by approximately the amount of the expense accrual differential between the classes.

     The assets of each Fund consists primarily of Advisor Class Shares of the Underlying Funds which are valued at their respective NAVs.

Valuation of Underlying Funds
-----------------------------

     The NAV per share of each class is calculated on each business day on which shares are offered or orders to redeem may be tendered. A business day is one on which the New York Stock Exchange, Fifth Third and Accessor Capital are open for business. Non-business days for 2000 will be New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is the United States are valued at last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used.

     Fixed-income securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, fixed-income securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix that incorporates both dealer-supplied valuations and electronic data processing techniques.

     The Underlying International Fund's portfolio securities trade primarily on foreign exchanges which may trade on Saturdays and on days that the Fund does not offer or redeem shares. The trading of portfolio securities on foreign exchanges on such days may significantly increase or decrease the NAV of the Fund's shares when the shareholder is not able to purchase or redeem Fund shares.

     Each Underlying Fund's liabilities are allocated among its classes. The total of such liabilities allocated to a class plus that classes distribution and/or servicing fees and any other expenses specially allocated to that class are then deducted from the classes proportionate interest in the Fund's assets, and the resulting amount for each class is divided by the number of shares of that class outstanding to produce the classes "NAV" per share. Generally, for Funds that pay income dividends, those dividends are expected to differ over time by approximately the amount of the expense accrual differential between a particular Fund's classes.

     Under certain circumstances, the per share NAV of the Investor Class Shares of the Underlying Funds may be lower than the per share NAV of the Underlying Advisor Class Shares as a result of the daily expense accruals of the service and/or distribution fees applicable to the Investor Class Shares. Generally, for Funds that pay income dividends, those dividends are expected to differ over time by approximately the amount of the expense accrual differential between the classes.

                            FUND TRANSACTION POLICIES

     Fund Turnover Rate. The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular year, by the monthly average value of the portfolio securities owned by the Fund during the year. For purposes of determining the rate, all short-term securities are excluded. The Funds have no restrictions on portfolio turnover. The Funds will purchase or sell securities to: (i) accommodate purchases  and sales of each  fund's  shares;  and (ii)  maintain  or modify the allocation  of  each  fund's  assets  among  the  underlying  funds  within  the percentage limits described earlier. A high turnover rate may increase transaction costs and result in higher capital gain distributions by the fund. Trading may result in realization of net short-term capital gains that would not otherwise be realized. Shareholders are taxed on such gains when distributed from a Fund at ordinary income tax rates. "See "Dividends, Distributions and Taxes."

     The Funds do not incur costs of investing in underlying Funds but may if investing in other securities. See discussion below for Underlying Funds.

Underlying Funds
----------------

     Generally, securities are purchased for the Underlying Funds (other than the U.S. Government Money Fund) for investment income and/or capital appreciation and not for short-term trading profits. However, the Underlying Funds may dispose of securities without regard to the time they have been held when such action, for defensive or other purposes, appears advisable to their Money Managers.

     If an Underlying Fund changes Money Managers, it may result in a significant number of portfolio sales and purchases as the new Money Manager restructures the former Money Manager's portfolio.

     Underlying Fund Turnover Rate. The portfolio turnover rate for each Underlying Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular year, by the monthly average value of the portfolio securities owned by the Underlying Fund during the year. For purposes of determining the rate, all short-term securities are excluded. The Underlying Funds have no restrictions on portfolio turnover. The Underlying Funds will purchase or sell securities to: (i) accommodate purchases and sales of each fund's shares; and (ii) maintain or modify the allocation of each fund's assets among the underlying funds within the percentage limits described earlier. A high turnover rate may increase transaction costs and result in higher capital gain distributions by the fund. Trading may result in realization of net short-term capital gains that would not otherwise be realized. Shareholders are taxed on such gains when distributed from an Underlying Fund at ordinary income tax rates. "See "Dividends, Distributions and Taxes."

     The Funds invest primarily in the Underlying Funds and do not incur commissions or sales charges in connection with investing in the Underlying Funds, but they may incur such costs if they invest directly in other types of securities. The following is a description of the policy of the Underlying Funds with respect to brokerage allocation and brokerage commissions:

     Brokerage Allocations. Transactions on United States stock exchanges involve the payment of negotiated brokerage commissions; on non-United States exchanges, commissions are generally fixed. There is generally no stated commission in the case of securities traded in the over-the-counter markets, including most debt securities and money market instruments, but the price includes a "commission" in the form of a mark-up or mark-down. The cost of securities purchased from underwriters includes an underwriting commission or concession.

     Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is usually made by the Money Manager. The Management Agreement and the Money Manager Agreements provide, in substance and subject to specific directions from the Board of Directors and officers of Accessor Capital, that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek the best net price and execution for the Funds. Securities will ordinarily be purchased from the markets where they are primarily traded, and the Money Manager will consider all factors it deems relevant in assessing the best net price and execution for any transaction, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

     In addition, the Management Agreement and the Money Manager Agreements authorize Accessor Capital and the Money Managers, to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) in selecting brokers to execute a particular transaction and in evaluating the best net price and execution, provided to the Funds. Brokerage and research services include (a) furnishing advice as to the value of securities, the advisability of investing, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, monetary and fiscal policy, portfolio strategy, and the performance of accounts; and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). Accessor Capital or a Money Manager may select a broker or dealer that has provided research products or services such as reports, subscriptions to financial publications and compilations, compilations of securities prices, earnings, dividends and similar data, and computer databases, quotation equipment and services, research-oriented computer software and services, consulting services and services of economic benefit to Accessor Funds. In certain instances, Accessor Capital or the Money Manager may receive from brokers or dealers products or services which are used both as investment research and for administrative, marketing, or other non-research purposes. In such instances, Accessor Capital or the Money Managers will make a good faith effort to determine the relative proportions of such products or services which may be considered as investment research. The portion of the costs of such products or services attributable to research usage may be defrayed by Accessor Capital or the Money Managers through brokerage commissions generated by transactions of the Funds, while the portions of the costs attributable to non-research usage of such products or services is paid by Accessor Capital or the Money Managers in cash. In making good faith allocations between administrative benefits and research and brokerage services, a conflict of interest may exist by reason of Accessor Capital or the Money Managers allocation of the costs of such benefits and services between those that primarily benefit Accessor Capital or the Money Managers and those that primarily benefit Accessor Funds.

     As a general matter, each Fund does not intend to pay commissions to brokers who provide such brokerage and research services for executing a portfolio transaction, which are in excess of the amount of commissions another broker would charge for effecting the same transaction. Nevertheless, occasional transactions may fall under these circumstances. Accessor Capital or the Money Manager must determine in good faith that the commission was reasonable in relation to the value of the brokerage and research services provided in terms of that particular transaction or in terms of all the accounts over which Accessor Capital or the Money Manager exercises investment discretion.

     In addition, if requested by Accessor Funds, Accessor Capital, when exercising investment discretion, and the Money Managers may enter into transactions giving rise to brokerage commissions with brokers who provide brokerage, research or other services to Accessor Funds or Accessor Capital so long as the Money Manager or Accessor Capital believes in good faith that the broker can be expected to obtain the best price on a particular transaction and Accessor Funds determines that the commission cost is reasonable in relation to the total quality and reliability of the brokerage and research services made available to Accessor Funds, or to Accessor Capital for the benefit of Accessor Funds for which it exercises investment discretion, notwithstanding that another account may be a beneficiary of such service or that another broker may be willing to charge the Fund a lower commission on the particular transaction. Subject to the "best execution" obligation described above, Accessor Capital may also, if requested by a Fund, direct all or a portion of a Fund's transactions to brokers who pay a portion of that Fund's expenses.

     Accessor Capital does not expect the Funds ordinarily to effect a significant portion of the Funds' total brokerage business with brokers affiliated with Accessor Capital or their Money Managers. However, a Money Manager may effect portfolio transactions for the Fund assigned to the Money Manager with a broker affiliated with the Money Manager, as well as with brokers affiliated with other Money Managers, subject to the above considerations regarding obtaining the best net price and execution. Any transactions will comply with Rule 17e-1 of the Investment Company Act.

     Brokerage Commissions. The Board of Directors will review, at least annually, the allocation of orders among brokers and the commissions paid by the Funds to evaluate whether the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to the Funds. Certain services received by Accessor Capital or Money Managers attributable to a particular transaction may benefit one or more other accounts for which investment discretion is exercised by the Money Manager, or a Fund other than that for which the particular portfolio transaction was effected. The fees of the Money Managers are not reduced by reason of their receipt of such brokerage and research services.

     The  Underlying   Fixed-Income   Funds   generally  do  not  pay  brokerage
commissions.

                         CALCULATION OF FUND PERFORMANCE

     Information about a Fund's performance is based on that Fund's (or its predecessor's) record to a recent date and is not intended to indicate future performance. From time to time, the yield and total return for each class of shares of the Funds may be included in advertisements or reports to shareholders or prospective investors. Quotations of yield for a Fund or class will be based on the investment income per share (as defined by the SEC) during a particular 30-day (or one-month) period (including dividends and interest), less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the maximum public offering price per share on the last day of the period.

     The total return of the Funds may be included in advertisements or other written material. When a Fund's total return is advertised, it will be calculated for the past year, the past five years, and the past ten years (or if the Fund has been offered for a period shorter than one, five or ten years, that period will be substituted) since the establishment of the Fund. Any fees charged by Service Organizations directly to their customers in connection with investments in the Funds are not reflected in the Fund's total return and such fees, if charged, will reduce the actual return received by customers on their investment.

     The Funds may advertise their performance in terms of total return, which is computed by finding the compounded rates of return over a period that would equate the initial amount invested to the ending redeemable value. The calculation assumes that all dividends and distributions are reinvested on the reinvestment dates during the relevant time period and accounts for all recurring fees. The Funds may also include in advertisements data comparing performance with the performance of published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services, Inc. or Morningstar, Inc.) or entities or organizations which track the performance of investment companies or investment advisers and publications that monitor the performance of mutual funds (such as Barron's, Business Week, Financial Times, Forbes, Fortune, Inc., Institutional Investor, Investor's Business Daily, Money, Morningstar, Inc., Mutual Fund Magazine, Smart Money and The Wall Street Journal). Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, Fund performance may be compared to well-known unmanaged indices of market performance or other appropriate indices of investment securities or with data developed by Accessor Funds or Accessor Capital derived from such indices. Unmanaged indices (i.e., other than Lipper) generally do not reflect deductions for administrative and management costs and expenses. Fund performance may also be compared, on a relative basis, to other Funds of Accessor Funds. This relative comparison, which may be based upon historical Fund performance, may be presented numerically, graphically or in text. Fund performance may also be combined or blended with other Accessor Funds, and that combined or blended performance may be compared to the same Benchmark Indices to which individual Funds are compared. In addition, Accessor Funds may from time to time compare the expense ratio of the Funds to that of investment companies with similar objectives and policies, based on data generated by Lipper or similar investment services that monitor mutual funds.

     In reports or other communications to investors or in advertising, the Funds may discuss relevant economic and market conditions affecting Accessor Funds. In addition, Accessor Funds, Accessor Capital and the Money Managers may render updates of Fund investment activity, which may include, among other things, discussion or quantitative statistical or comparative analysis of portfolio composition and significant portfolio holdings including analysis of holdings by sector, industry, country or geographic region, credit quality and other characteristics. Accessor Funds may also describe the general biography, work experience and/or investment philosophy or style of the Money Managers of the Accessor Funds and may include quotations attributable to the Money Managers describing approaches taken in managing each Accessor Funds' investments, research methodology underlying stock selection or each Accessor Funds'
investment objective. The Accessor Funds may also discuss measures of risk, including those based on statistical or econometric analyses, the continuum of risk and return relating to different investments and the potential impact of foreign stocks on a portfolio otherwise composed of domestic securities.

                   CALCULATION OF FUND PERFORMANCE INFORMATION

     Yield  and  Total  Return  Quotations.  The  Funds  (other  than  the  U.S.
Government Money Fund) compute their average annual total return by using a standardized method of calculation required by the SEC. Average annual total return is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one, five and ten year periods (or life of the Funds, as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                              P(1+T)n = ERV

Where:            P        =        a hypothetical initial payment of $1,000
                  T        =        average annual total return
                  N        =        number of years
                  ERV      =        ending  redeemable  value  of a hypothetical
                                    $1,000  payment made at the beginning of the
                                    one,  five or ten year  period at the end of
                                    the  one,   five  or  ten  year  period  (or
                                    fractional portion thereof)

     The calculation assumes that all dividends and distributions of each Fund are reinvested at the price stated in the Prospectuses on the reinvestment dates during the period, and includes all recurring fees.

     Yields are computed by using standardized methods of calculation required by the SEC. Yields for the Fixed-Income Funds are calculated by dividing the net investment income per share earned during a 30-day (or one month) period by the maximum offering price per share on the last day of the period, according to the following formula:

                                        YIELD = 2[(a-b/cd+1)6-1]

Where:         a = dividends and interest earned during the period;

               b = expenses accrued for the period (net of reimbursements);

               c = average daily number of shares outstanding during the period that were entitled to receive dividends; and

               d = the maximum offering price per share on the last day of the period.

     The U.S. Government Money Fund computes its current annualized and compound effective yields using standardized methods required by the SEC. The annualized yield for this Fund is computed by (a) determining the net change, exclusive of capital changes, in the value of a hypothetical account having a balance of one share at the beginning of a seven calendar day period; (b) dividing the difference by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, and all fees, other than nonrecurring account or sales charges, that are charged to all shareholder accounts in proportion to the length of the base period, but does not include realized gains and losses from the sale of securities or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising that sum to a power equal to 365/7 and subtracting 1.

     Yield may fluctuate daily and does not provide a basis for determining future yields. Because the U.S. Government Money Fund's yield fluctuates, its yield cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed-to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, length of maturities of portfolio securities, the methods used by each fund to compute the yield (methods may differ) and whether there are any special account charges which may reduce effective yield.

     Current distribution information for the Investor Class Shares of a Fund will be based on distributions for a specified period (i.e., total dividends from net investment income), divided by the NAV per Investor Class share on the last day of the period and annualized. Current distribution rates differ from standardized yield rates in that they represent what Investor Class Shares of a Fund have declared and paid to shareholders as of the end of a specified period rather than the Fund's actual net investment income for that period.

                                 CODE OF ETHICS

     Accessor Funds, on behalf of the Funds, has adopted a Code of Ethics, which establishes standards by which certain covered persons of Accessor Funds must abide relating to personal securities trading conduct. Under the Code of Ethics, covered persons (who include, among others, directors and officers of Accessor Funds and employees of Accessor Funds and Accessor Capital), are generally prohibited from engaging in personal securities transactions with certain exceptions as set forth in the Code of Ethics. The Code of Ethics also contains provisions relating to the reporting of any personal securities transactions, and requires that covered persons shall place the interests of shareholders of Accessor Funds before their own.

                                 TAX INFORMATION

Taxation of the Funds
---------------------

     Each Fund, which is treated as a separate entity for federal income tax purposes, has elected to be, and intends to qualify for treatment as a regulated investment company under the Code ("RIC"). That treatment relieves a Fund, but not its shareholders, from paying federal income tax on any investment company taxable income (generally consisting of net investment income and the excess of net short-term capital gain over net long-term capital loss) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss), if any, that are distributed to its shareholders.

     To qualify for treatment as a RIC, a Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (determined without regard to the dividends-paid deduction) ("Distribution Requirement") and must meet several additional requirements. For each Fund, these requirements include the following: (1) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement");
(2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer or in two or more issuers that the Fund controls and that are engaged in similar trades or businesses.

     If any Fund failed to qualify for  treatment as a RIC for any taxable year,
(1) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

     Each Fund will invest its assets primarily in shares of Underlying Funds, and may also invest in cash and money market instruments. Accordingly, a Fund's income will consist of distributions from the Underlying Funds, net gains realized from the disposition of Underlying Fund shares and interest. If an Underlying Fund qualifies for treatment as a RIC -- each has done so for its past taxable years and intends to continue to do so for its current and future taxable years -- (1) dividends paid to a Fund from the Underlying Fund's investment company taxable income (which may include net gains from certain foreign currency transactions) will be taxable to the Fund as ordinary income to the extent of the Underlying Fund's earnings and profits and (2) distributions paid to a Fund from the Underlying Fund's net capital gain will be taxable to the Fund as long-term capital gains, regardless of how long the Fund has held the Underlying Fund's shares. If a Fund purchases shares of an Underlying Fund within 30 days before or after redeeming other shares of that Underlying Fund at a loss (whether pursuant to a rebalancing of the Fund's portfolio or otherwise), all or a part of the loss will not be deductible by the Fund and instead will increase its basis for the newly purchased shares.

     Although an Underlying Fund will be eligible to elect to "pass-through" to its shareholders (including a Fund) the benefit of the foreign tax credit with respect to any foreign and U.S. possessions income taxes it pays if more than 50% of the value of its total assets at the close of any taxable year consists of securities of foreign corporations, a Fund will not qualify to pass that benefit through to its shareholders because of its inability to satisfy that asset test.

     Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year at least 98% of the sum of its ordinary income for that year and its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. For this and other purposes, dividends declared by a Fund in October, November or December of any calendar year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the dividends are paid during the following January. Each Fund intends to make sufficient distributions to avoid the Excise Tax.

Taxation of the Shareholders - General
--------------------------------------

     All dividends out of a Fund's investment company taxable income will be taxable as ordinary income to its shareholders, whether received in cash or reinvested in additional Fund shares. Distributions of net capital gain by a Fund will be taxable to its shareholders as long-term capital gains (i.e., as gain from assets held for more than one year at the time of disposition), regardless of the length of time the shareholders have held their Fund shares. The maximum tax rate on that gain for non-corporate taxpayers generally is 20%. A lower rate of 18% will apply after December 31, 2000, for assets that are held for more than five years and are acquired after that date (unless the taxpayer elects to treat an asset held on that date as having been sold for its fair market value on January 1, 2001). In the case of a non-corporate taxpayer whose ordinary income is taxed at a 15% rate, the 20% and 18% rates are reduced to 10% and 8%, respectively. A corporation's net capital gain is taxed at the same rate as its ordinary income.

     If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received thereon. Any loss realized by a shareholder on a sale (redemption) or exchange of shares of a Fund will be disallowed to the extent the shareholder purchases other shares of that Fund, regardless of class, within 30 days before or after the disposition.

     A portion of the dividends from each Fund's investment company taxable income, whether paid in cash or reinvested in additional Fund shares, may be eligible for the dividends-received deduction allowed to corporations. The eligible portion of any Fund may not exceed its share of the aggregate dividends received from domestic corporations by each Underlying Fund that qualifies as a RIC in which the Fund invests; capital gain distributions thus are not eligible for the deduction. Dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax. Corporate shareholders should consult their tax advisers regarding other requirements applicable to the dividends-received deduction.

     Any distribution paid shortly after an investor purchases Fund shares will reduce the NAV of those shares by the distribution amount. While such a distribution is in effect a return of capital, it is nevertheless subject to federal income tax. This result may be magnified with respect to a Fund that pays dividends only once a year, such as the International Fund. Therefore, prior to purchasing shares of any Fund, an investor should carefully consider the impact of distributions that are expected to be or have been announced.


Foreign Shareholders
--------------------

     The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund.

State and Local Taxes
---------------------

     Depending on the extent of a Fund's activities in states and localities in which it office is maintained, in which its agents are located or in which it is otherwise deemed to be conducting business, it may be subject to the tax laws of those states or localities. Furthermore, the state and local income tax treatment of a Fund and its shareholders with respect to distributions by the Fund may differ from the federal income tax treatment thereof. Distributions to shareholders may be subject to other state and local taxes as well. Prospective investors are advised to consult with their own tax advisors regarding the state and local income and other tax treatment of an investment in a Fund.

     The foregoing is only a summary of certain tax considerations generally affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situations.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Advisor Class Shares of the Funds may be purchased directly from the Funds with no sales charge or commission. Investors may also purchase Advisor Class Shares or Investor Class Shares of the Funds from intermediaries, such as a broker-dealer, bank or other financial institutions. Such intermediaries may be required to register as a dealer pursuant to certain states' securities laws and may charge the investor a reasonable service fee, no part of which will be paid to the Funds. Shares of the Funds will be sold at the NAV next determined after an order is received and accepted, provided that payment has been received by 12:00 p.m. Eastern Time on the following business day. NAV is determined as set forth above under "Valuation." All purchases must be made in U.S. dollars.

     Orders are accepted on each business day. If Accessor Capital receives a purchase order for shares of the U.S. Government Money Fund and investment monies are wired prior to 9:00 a.m. Pacific time, the shareholder will be entitled to receive that day's dividend. Neither the Funds nor the Transfer Agent will be responsible for delays of wired proceeds due to heavy wire traffic over the Federal Reserve System. Orders to purchase Fund shares must be received by Accessor Capital prior to close of the New York Stock Exchange, normally 4:00 p.m. Eastern time, on the day shares of those Funds are offered and orders accepted, or the orders will not be accepted and invested in the particular Fund until the next day on which shares of that Fund are offered. Payment must be received by 12:00 p.m. Eastern time on the next business day. Shares may be bought or sold through financial intermediaries who are authorized to receive purchase and redemption orders on behalf of the Funds. These financial intermediaries are authorized to designate their agents and affiliates to receive these orders, and a Fund will be deemed to have received a purchase or redemption order when the order is received by the financial intermediary. The order will be priced at the NAV next computed after the order is received.

     Each Fund reserves the right to suspend the offering of shares for a period of time. The Funds also reserve the right to reject any specific purchase order, including certain purchases by exchange. Purchase orders may be refused if, in Accessor Capital's opinion, they would disrupt management of a Fund. A Fund also reserves the right to refuse exchange purchases by any person or group if, in Accessor Capital's judgment, a Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

     Investor Class Shares are expected to be available through industry recognized service providers of fund supermarkets or similar programs ("Service Organizations") that require customers to pay either no or low transaction fees in connection with purchases or redemptions. Certain features of the Investor Class Shares, such as the initial and subsequent investment minimums, redemption fees and certain trading restrictions, may be modified or waived by Service Organizations. Service Organizations may impose transaction or administrative charges or other direct charges, which charges or fees would not be imposed if Investor Class Shares are purchased directly. Therefore, a client or customer should contract the Service Organization acting on their behalf concerning the fees (if any) charged in connection with a purchase or redemption of Investor Class Shares. Service Organizations are responsible for transmitting to their customers a schedule of any such fees and conditions. Service Organizations will be responsible for promptly transmitting client or customer purchase and redemption orders to a Fund in accordance with their agreements with clients or customers.

     For non-distribution related administration, subaccounting, transfer agency and/or other services, a Fund may pay Service Organizations and certain record keeping organizations with whom they have entered into agreements pursuant to the Distribution and Service Plan and/or the Administrative Services Plan. The fees payable to any one Service Organization or recordkeeper is determined based upon a number of factors, including the nature and quality of services provided, the operations processing requirements of the relationship and the fee schedule of the Service Organization or recordkeeper.

     Shares may be redeemed on any business day at the NAV next determined after the receipt of a redemption request in proper form. Payment will ordinarily be made within seven days and will be wire-transferred by automatic clearing house funds or other bank wire to the account designated for the shareholder at a domestic commercial bank that is a member of the Federal Reserve System. If Accessor Capital receives a redemption request in good order from a shareholder of the U.S. Government Money Fund by 9:00 a.m. Pacific time, the shareholder will be entitled to receive redemption proceeds by wire on the same day. Shareholders of the U.S. Government Money Fund who elect this option should be aware that their account will not be credited with the daily dividend on that day. If requested in writing, payment will be made by check to the account owners of record at the address of record. The Transfer Agent charges a processing fee of $10.00 for each redemption check requested by a shareholder, which processing fee may be waived by the Transfer Agent at its discretion.

     The Funds may accept certain types of securities in lieu of wired funds as consideration for Fund shares. Under no circumstances will a Fund accept any securities in consideration of the Fund's shares the holding or acquisition of which would conflict with the Fund's investment objective, policies and restrictions or which Accessor Capital or the applicable Money Manager believes should not be included in the applicable Fund's portfolio on an indefinite basis. Securities will not be accepted in exchange for Fund shares if the securities are not liquid or are restricted as to transfer either by law or liquidity of market; or have a value which is not readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the American Stock Exchange, the New York Stock Exchange, or the Nasdaq Stock Market. Securities accepted in consideration for a Fund's shares will be valued in the same manner as the Fund's portfolio securities in connection with its determination of NAV. A transfer of securities to a Fund in consideration for Fund shares will be treated as a sale or exchange of such securities for federal income tax purposes. A shareholder will recognize gain or loss on the transfer in an amount equal to the difference between the value of the securities and the shareholder's tax basis in such securities. Shareholders who transfer securities in consideration for a Fund's shares should consult their tax advisers as to the federal, state and local tax consequences of such transfers.

     Telephone Transactions. A shareholder of Accessor Funds with an aggregate account balance of $1 million or more may request purchases, redemptions or exchanges of shares of a Fund by telephone at the appropriate toll free number provided in this Prospectus. It may be difficult to implement redemptions or exchanges by telephone in times of drastic economic or market changes. In an effort to prevent unauthorized or fraudulent redemption or exchange requests by telephone, Accessor Funds employs reasonable procedures specified by the Board of Directors to confirm that such instructions are genuine. Telephone transaction procedures include the following measures: requiring the appropriate telephone transaction election be made on the telephone transaction authorization form sent to shareholders upon request; requiring the caller to provide the names of the account owners, the account owner's social security number or tax identification number and name of Fund, all of which must match Accessor Funds' records; requiring that a service representative of Accessor Capital, acting as Transfer Agent, complete a telephone transaction form listing all of the above caller identification information; requiring that redemption proceeds be sent by wire only to the owners of record at the bank account of record or by check to the address of record; sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; and maintaining tapes of telephone transactions for six months, if Accessor Funds elects to record shareholder telephone transactions.

     For accounts held of record by a broker-dealer, trustee, custodian or an attorney-in-fact (under a power of attorney), additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Accessor Funds may implement other procedures from time to time. If reasonable procedures are not implemented, Accessor Funds may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, neither Accessor Funds, the Fund nor Accessor Capital will be responsible for authenticity of redemption or exchange instructions received by telephone.

     Market Timing Policy. The Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculation on short-term market movements. A pattern of frequent purchases and exchanges can be disruptive to efficient portfolio management and, consequently, can be detrimental to a Fund's performance and to its shareholders. Accordingly, if a Fund's management determines that an investor is engaged in excessive trading, the Fund, with or without prior notice, may temporarily or permanently terminate the availability of Fund exchanges, or reject in whole or part any purchase or exchange request, with respect to such investor's account. Such investors also may be barred from purchasing other Funds in the Accessor Family of Funds. Generally, an investor who makes more than four exchanges out of a Fund during any calendar month or who makes exchanges that appear to coincide with an active market-timing strategy may be deemed to be engaged in excessive trading. Accounts under common ownership or control will be considered as one account for purposes of determining a pattern of excessive trading. In addition, a Fund may refuse or restrict purchase or exchange requests by any person or group if, in the judgment of the Fund's management, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Fund receives or anticipates receiving simultaneous orders that may significantly affect the Fund (e.g., amounts equal to $250,000). If an exchange request is refused, the Fund will take no other action with respect to the shares until it receives further instructions from the investor. A Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund. The Funds' policy on excessive trading applies to investors who invest in a Fund directly or through financial intermediaries, but does not apply to a Systematic Withdrawal Plan described in the Funds' Prospectus.

     During times of drastic economic or market conditions, the Fund may suspend exchange privileges temporarily without notice and treat exchange requests based on their separate components - redemption orders with a simultaneous request to purchase the other Fund's shares. In such a case, the redemption request would be processed at the Fund's next determined NAV but the purchase order would be effective only at the NAV next determined after the Fund being purchased receives the proceeds of the redemption, which may result in the purchase being delayed.

                              FINANCIAL STATEMENTS

     The Funds are recently created mutual funds and consequently, Financial Highlights for the Funds are not currently available.

                                     PART C
                                OTHER INFORMATION


Item 23                                     Exhibits

          (a)(1) Restated Articles of Incorporation of Accessor Funds, Inc., ("Registrant") dated August 19, 1999 are incorporated by reference to Exhibit No. (a)(1) to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed February 14, 2000 (File No. 33-41245).

          (a)(2) Amendment to Articles of Incorporation dated February 4, 2000 is incorporated by reference to Exhibit No. (a)(2) to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed February 14, 2000 (File No. 33-41245).


          (a)(3) Amendment to Articles of Incorporation dated August 29, 2000 is filed herein as Exhibit (a)(1).


          (b) By-Laws of the Registrant, as Amended, are incorporated by reference to Exhibit No. (b) to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A filed May 1, 1999 (File No. 33-41245).

          (c)       Not applicable.

          (d)(1) Management Agreement with Bennington Capital Management L.P. Incorporated by reference to Exhibit 5(c) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A filed on September 1, 1992 (File No. 33-41245).

          (d)(2) First Amendment to Management Agreement between the Registrant and Bennington Capital Management L. P., dated May 24, 1994. Incorporated by reference to Exhibit (5)(c)(1) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A filed on July 7, 1994 (File No. 33-41245).

          (d)(3) Second Amendment to the Management Agreement between the Registrant and Bennington Capital Management L.P., dated May 29, 1996, incorporated by reference to Exhibit No. (d)(3) to the Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A filed on May 1, 1999 (File No. 33-41245).


          (d)(4) Third Amendment to Management Agreement among Registrant and Accessor Capital Management LP effective April 29, 2000, incorporated by reference to Exhibit (d)(1) to the Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed on April 29, 2000 (File No. 33-41245).


          (d)(5) Money Manager Agreement among the Registrant on behalf of Value Fund, Bennington Capital Management L.P. and Martingale Asset Management L.P. Incorporated by reference to Exhibit A to Proxy Statement for Special Meeting of Shareholders Held August 15, 1995, and filed on July 17, 1995 (File No. 33-41245).

          (d)(6) Money Manager Agreement among the Registrant on behalf of Mortgage Securities Fund, Bennington Capital Management L.P. and BlackRock Financial Management, Inc. Incorporated by reference to Exhibit No. 1 to the Proxy Statement For Special Meeting of Shareholders Held on January 27, 1995 and filed on January 6, 1995 (File No. 33-41245).

          (d)(7) Money Manager Agreement among the Registrant on behalf of Growth Fund, Accessor Capital Management LP and Chicago
                    Equity Partners Corp. effective March 16, 2000, is filed herein as Exhibit (d)(2).

          (d)(8) Money Manager Agreement among the Registrant on behalf of the Growth Fund, Accessor Capital Management LP and Chicago Equity Partners LLC effective May 1, 2000, is filed herein as Exhibit (d)(3).

          (d)(9) Revised Money Manager Agreement among the Registrant on behalf of International Equity Fund, Bennington Capital Management L. P. and Nicholas-Applegate Capital Management is incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed February 14, 2000 (File No. 33-41245).

          (d)(10) Money Manager Agreement among the Registrant on behalf of the Small Cap Fund, Bennington Capital Management L.P. and Symphony Asset Management, Inc. Incorporated by reference to Exhibit B to Proxy Statement For Special Meeting of Shareholder Held April 30, 1998, and filed on March 30, 1998 (File No. 33-41245).

          (d)(11) Money Manager Agreement among the Registrant on behalf of Intermediate Fixed-Income Fund, Bennington Capital Management L.P. and Cypress Asset Management is incorporated by reference to Exhibit (d)(9) to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A filed May 1, 1999 (File No. 33-41245).

          (d)(12) Money Manager Agreement among the Registrant on behalf of Short-Intermediate Fixed-Income Fund, Bennington Capital Management L.P. and Cypress Asset Management is incorporated by reference to Exhibit (d)(10) to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A filed May 1, 1999 (File No. 33-41245).


          (d)(13) Money Manager Agreement among the Registrant on behalf of the High Yield Bond Fund, Accessor Capital Management LP and Financial Management Advisers, Inc. effective May 1, 2000, is incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed April 29, 2000 (File No. 33-41245).

          (d)(14) Form of Management Agreement among Registrant and Accessor Capital Management LP on behalf of Accessor Allocation Funds of Funds filed herein as Exhibit (d)(1).


          (e)       Not applicable.

          (f)       Not applicable.

          (g)(1) IRA Custodian Agreement among Registrant, Bennington and The Fifth Third Bank effective December 1, 1995. Incorporated by reference to Exhibit (8)(d) to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A. (File No. 33-41245).

          (g)(2) Custodian Agreement with Fifth Third Bank dated October 4, 1996. Incorporated by reference to Exhibit (8)(e) to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A filed on April 30, 1997 (File No. 33-41245).

          (g)(3) First Amendment to Custody Agreement with Fifth Third Bank dated November 14, 1997. Incorporated by reference to Exhibit (8)(f) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A filed on April 29, 1998 (File No. 33-41245).

          (g)(4) Second Amendment to Custody Agreement with Fifth Third Bank dated February 19, 1998. Incorporated by reference to Exhibit (8)(g) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A filed on April 29, 1998 (File No. 33-41245).

          (h)(1) Transfer Agency and Administrative Agreement among the Registrant and Bennington dated December 1, 1995. Incorporated by reference to Exhibit (9)(a)(3) to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A filed on April 29, 1996 (File No. 33-41245).

          (h)(2) Amended Appendix C dated February 19, 1998, to Transfer Agency and Administrative Agreement among the Registrant and Bennington dated December 1, 1995. Incorporated by reference by Exhibit (h)(1)(D) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed on April 29, 1998 (File No. 33-41245).

          (h)(3) Fund Accounting and Other Services Agreement with Fifth Third Bank and Bennington Capital Management L.P. dated October 4, 1996. Incorporated by reference to Exhibit
                    (9)(c)(4) to the Registration Statement on Form N-1A filed on April 30, 1996 (File No. 33-41245).


          (h)(4) Amended Exhibits A and B to Fund Accounting and Other Services Agreement with Fifth Third Bank and Accessor
                    Capital Management LP effective April 29, 2000, is incorporated by reference to Exhibit (h)(1) to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, filed on April 29, 2000 (File No. 33-41245).

          (h)(5) Form of Expense Agreement between Registrant's Underlying Funds and Funds of Funds to be filed by amendment.

          (i) Opinion and consent of Kirkpatrick & Lockhart LLP is incorporated by reference to Exhibit (i) to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, filed on April 29, 2000 (File No. 33-41245).

          (j) Consent of Deloitte & Touche LLC is incorporated by reference to Exhibit (j) to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, filed on April 29, 2000 (File No. 33-41245).


          (k)       Not applicable.

          (l) Agreement related to initial capital. Incorporated by reference to Exhibit No. 13 to Pre-Effective Amendment No. 4 to the Registration Statement on Form N-1A filed on February 4, 1992 (File No. 33-41245).


          (m)(1)(a) Amended and Restated Distribution and Service Plan for Investor Class Shares dated February 14, 2000, is incorporated by reference to Exhibit (m)(1) to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, filed on April 29, 2000 (File No. 33-41245).

          (m)(1)(b) Form  of   Amended   Appendix   to  Amended   and   Restated
                    Distribution and Service Plan for Investor Class Shares filed herewith as Exhibit (m)(1).

          (m)(2)(a) Form of Dealer and Service Agreement, is incorporated by reference to Exhibit (m)(2) to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, filed on April 29, 2000 (File No. 33-41245).

          (m)(2)(b) Form of Amended Appendix to Form of Dealer and Service Agreement filed herewith as Exhibit (m)(2).

          (m)(3) Form of Defensive Distribution Plan dated ___________, 2000, is filed herein as Exhibit (m)(3).

          (n)(1)(a) Amended and Restated Rule 18f-3 Plan dated February 14, 2000, is incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, filed on April 29, 2000 (File No. 33-41245).

          (n)(1)(b) Form of Amended Appendix to Amended and Restated Rule 18f-3 Plan filed herewith as Exhibit (n)(1).

          (n)(2)(a) Administrative Services Plan. Incorporated by reference to Exhibit No. (15)(h) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A filed on April 29, 1998 (File No. 33-41245).

          (n)(2)(b) Form of Amended Appendix to Administrative Services Plan for Investor Class Shares filed herewith as Exhibit (n)(2).

          (n)(3)(a) Form of Administrative Services Agreement. Incorporated by reference to Exhibit No. (15)(h)(1) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A filed on April 29, 1998 (File No. 33-41245).

          (n)(3)(b) Form of Amended Appendix to Form of Administrative Services Agreement for Investor Class Shares filed herewith as Exhibit (n)(3).


          (o)       Not Applicable.


          (p)(1) Code of Ethics of Accessor Funds, Inc. is incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, filed on April 29, 2000 (File No. 33-41245).

          (p)(2) Code of Ethics of Chicago Equity Partners Corp., Money Manager of the Growth Fund, is incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, filed on April 29, 2000 (File No. 33-41245).

          (p)(3) Code of Ethics of Chicago Equity Partners LLC., Money Manager of the Growth Fund, is incorporated by reference to Exhibit (p)(3) to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, filed on April 29, 2000 (File No. 33-41245).

          (p)(4) Code of Ethics of Martingale Asset Management LP, Money Manager of the Value Fund, is incorporated by reference to Exhibit (p)(4) to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, filed on April 29, 2000 (File No. 33-41245).

          (p)(5) Code of Ethics of Symphony Asset Management LLC, Money Manager of the Small to Mid Cap Fund, is incorporated by reference to Exhibit (p)(5) to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, filed on April 29, 2000 (File No. 33-41245).

          (p)(6) Code of Ethics of Nicholas-Applegate Capital Management, Money Manager of the International Equity Fund, is
                    incorporated by reference to Exhibit (p)(6) to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, filed on April 29, 2000 (File No. 33-41245).

          (p)(7) Code of Ethics of Cypress Asset Management, Money Manager of the Intermediate Fixed-Income Fund and Short-Intermediate Fixed-Income Fund, is incorporated by reference to Exhibit
                    (p)(7) to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, filed on April 29, 2000 (File No. 33-41245).

          (p)(8) Code of Ethics of Financial Management Advisers, Inc., Money Manager of the High Yield Bond Fund, is incorporated by reference to Exhibit (p)(8) to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, filed on April 29, 2000 (File No. 33-41245).

          (p)(9) Code of Ethics of BlackRock, Inc., Money Manager of the Mortgage Securities Fund, is incorporated by reference to Exhibit (p)(9) to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, filed on April 29, 2000 (File No. 33-41245).



Item 24.  Persons Controlled by or Under Common Control with Registrant

Not applicable.

Item 25.  Indemnification


     As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the "1940 Act"), and pursuant to Article VI of the Registrant's Articles of Incorporation, as amended. Section 2-418 of the Maryland General Corporation Law and Sections 7 of the Management Agreements (incorporated by reference to Exhibit Nos. 5(a) and 5(c) of the Registration
Statement on Form N-1A, filed on June 24, 1991 (File No. 33-41245), Post-Effective Amendment No. 2 thereto, filed on September 1, 1992, and the "form of" Management Agreement filed herewith as Exhibit (d)(1), respectively) (the "Management Agreement"), officers, directors, employees and agents of the Registrant will not be liable to the Registrant, any stockholder, officer, director, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions. Section 2-418 of Maryland General Corporation Law permits indemnification of directors who acted in good faith and reasonably believed that the conduct was in the best interests of the Registrant.


     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

     The Registrant has purchased an insurance policy insuring its officers and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers and directors under certain circumstances.

     Section 7 of the Management Agreements and Section 12 of the Money Manager Agreements filed and incorporated herein limit the liability of Accessor Capital Management L. P. ("Accessor") and the money managers, respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

     The Registrant hereby undertakes that it will apply the indemnification provisions of its Articles of Incorporation, By-Laws, Management Agreements, Transfer Agent Agreement and Money Manager Agreements in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

Item 26.  Business and Other Connections of Investment Adviser

     See   Registrant's   Prospectuses   sections   "Summary   and   "Management
Organization and Capital Structure of the Portfolios", and the Statement of Additional Information section "Management of the Fund".

Item 27.  Principal Underwriters

          (a)  Not applicable.

          (b)  Not applicable.

          (c)  Not applicable.

Item 28.  Location of Accounts and Records

     All accounts and records required to be maintained by section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained in the following locations:

Manager, Administrator                                Custodian and
and Transfer Agent                                    Fund Accounting Agent


Accessor Capital Management LP                       Fifth Third Bank
1420 Fifth Avenue, Suite 3600                        38 Fountain Square Plaza
Seattle, WA 98101                                    Cincinnati, OH 45263

Money Managers                                       Custodian of IRA Accounts

See Section of the prospectuses                      The Fifth Third Bank
entitled "Management Organization                    38 Fountain Square Plaza
and Capital Structure" for names and                 Cincinnati, OH 45263
addresses

Item 29.  Management Services

Not applicable.

Item 30.  Undertakings

Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Accessor Funds, Inc. has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Seattle, and State of Washington, on the 12 day of September, 2000.


                                      ACCESSOR FUNDS, INC.


                                      By:/s/J. Anthony Whatley III
                                      J. Anthony Whatley III
                                      President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 18 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

        Signature                       Title                   Date

/s/J. Anthony Whatley III           President, Principal      09/12/2000
----------------------------        Executive Officer
J. Anthony Whatley III              and Director


/s/George G. Cobean III             Director                  09/12/2000
-----------------------
George G. Cobean III


/s/Geoffrey C. Cross                Director                  09/12/2000
--------------------
Geoffrey C. Cross


/s/Ravindra A. Deo                  Principal Financial       09/12/2000
------------------                  and Accounting Officer
Ravindra A. Deo